[LOGO]                        ACCESSOR FUNDS, INC.


                               SEMI-ANNUAL REPORT

           UNAUDITED                                  JUNE 30, 2002

                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation


                                    ACCESSOR
                                    ------

                           A LETTER FROM THE PRESIDENT


August, 2002

To our Shareholders,

     We are pleased to present the 2002 Semi-Annual Report for the Accessor Funds. This report provides information on the 15 Funds in the Accessor family. This year we have continued our focus on:

          * delivering access to the same investment strategy that many large institutions use,

          * utilizing the detailed, long-term benefits of diversification and asset allocation, and

          * providing disciplined management that maintains style purity with respect to each Fund's benchmark index.

     We also remain committed to providing you, our shareholders, with superior investment products that are designed to help you meet your varying financial goals. In this time of uncertainty and mistrust in financial markets, we think diversification's benefits are enormous. We also think that the ability for an investor to create a portfolio that matches their appetite for risk and return are very valuable. We strive to provide you with the funds that can be used to seek such a portfolio and provide you with the level of diversification you desire.

     We also invite you to regularly visit our web site, www.accessor.com. We update the information on the site regularly and are always working to add new features and information.

     We look forward to the opportunity to work with you in the future as we to continue to earn your support and trust. Thank you for your confidence and investment in the Accessor Funds.

Sincerely,

/s/ J. Anthony Whatley

J. Anthony Whatley, III
President and Principal Executive Officer
Accessor Funcs, Inc.


                                   ACCESSOR 1

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (99.5%)

AEROSPACE & DEFENSE (1.2%)
  GENERAL DYNAMICS                                                                   10,900    $  1,159,215
  UNITED TECHNOLOGIES                                                                 7,300         495,670
                                                                                               ------------
                                                                                                  1,654,885
BANKS (2.2%)
  FIRST TENNESSEE NATIONAL                                                           56,000       2,144,800
  WASHINGTON MUTUAL                                                                  24,200         898,062
                                                                                               ------------
                                                                                                  3,042,862
BEVERAGES (6.1%)
  ANHEUSER BUSCH                                                                     35,200       1,760,000
  COCA COLA                                                                          61,000       3,416,000
  PEPSICO                                                                            71,500       3,446,300
                                                                                               ------------
                                                                                                  8,622,300
BIOTECHNOLOGY (1.7%)
  AMGEN*                                                                             42,200       1,767,336
  CHIRON*                                                                            18,900         668,115
                                                                                               ------------
                                                                                                  2,435,451
COMMERCIAL SERVICES & SUPPLIES (2.3%)
  CENDANT*                                                                           87,500       1,389,500
  FIRST DATA                                                                         47,800       1,778,160
                                                                                               ------------
                                                                                                  3,167,660
COMMUNICATIONS EQUIPMENT (2.9%)
  CISCO SYSTEMS*                                                                    279,100       3,893,445
  SCIENTIFIC-ATLANTA                                                                 10,000         164,500
                                                                                               ------------
                                                                                                  4,057,945
COMPUTERS & PERIPHERALS (4.6%)
  DELL COMPUTER*                                                                    108,200       2,828,348
  HEWLETT-PACKARD                                                                         0               3
  INTERNATIONAL BUSINESS MACHINES                                                    32,269       2,323,368
  LEXMARK GROUP*                                                                     14,200         772,480
  NETWORK APPLIANCE*                                                                 38,800         482,672
                                                                                               ------------
                                                                                                  6,406,871
DIVERSIFIED FINANCIALS (4.4%)
  CAPITAL ONE FINANCIAL                                                              22,500       1,373,625
  COUNTRYWIDE CREDIT                                                                 13,600         656,200
  DELUXE                                                                              6,700         260,563
  FANNIE MAE                                                                         28,800       2,124,000
  MBNA                                                                               53,800       1,779,166
                                                                                               ------------
                                                                                                  6,193,554
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
  VERIZON COMMUNICATIONS                                                              8,200         329,230
                                                                                               ------------
                                                                                                    329,230
FOOD & DRUG RETAILING (1.7%)
  ALBERTSON'S                                                                        32,900       1,002,134
  CVS                                                                                20,700         633,420
  SYSCO                                                                              25,500         694,110
                                                                                               ------------
                                                                                                  2,329,664
FOOD PRODUCTS (2.1%)
  KELLOGG                                                                            32,900       1,179,794
  KRAFT FOODS                                                                        22,900         937,755


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 2

                                  GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - CONTINUED
  WRIGLEY (W.M.) JR                                                                  15,800    $    874,530
                                                                                               ------------
                                                                                                  2,992,079
HEALTH CARE PROVIDERS & SERVICES (6.4%)
  AMERISOURCEBERGEN                                                                  16,100       1,223,600
  CIGNA                                                                               8,800         857,296
  CARDINAL HEALTH                                                                    24,700       1,516,827
  TENET HEALTHCARE*                                                                  18,200       1,302,210
  BAXTER                                                                              5,600         248,920
  BECTON DICKINSON                                                                   17,400         599,430
  MEDTRONIC                                                                          32,500       1,392,625
  ST JUDE MEDICAL*                                                                   17,000       1,255,450
  ZIMMER HOLDINGS*                                                                   18,450         657,927
                                                                                               ------------
                                                                                                  9,054,285
HOTELS, RESTAURANTS & LEISURE (1.2%)
  MCDONALDS                                                                          22,000         625,900
  YUM! BRANDS*                                                                       38,000       1,111,500
                                                                                               ------------
                                                                                                  1,737,400
HOUSEHOLD DURABLES (0.4%)
  NEWELL RUBBERMAID                                                                  16,500         578,490
                                                                                               ------------
                                                                                                    578,490
HOUSEHOLD PRODUCTS (5.7%)
  CLOROX                                                                             16,500         682,275
  KIMBERLY CLARK                                                                     24,000       1,488,000
  PROCTER & GAMBLE                                                                   65,100       5,813,430
                                                                                               ------------
                                                                                                  7,983,705
INDUSTRIAL CONGLOMERATES (7.2%)
  GENERAL ELECTRIC                                                                  280,500       8,148,525
  3M                                                                                 16,500       2,029,500
                                                                                               ------------
                                                                                                 10,178,025
INSURANCE (0.6%)
  METLIFE                                                                            31,700         912,960
                                                                                               ------------
                                                                                                    912,960
INTERNET & CATALOG RETAIL (0.3%)
  EBAY*                                                                               6,300         388,206
                                                                                               ------------
                                                                                                    388,206
LEISURE EQUIPMENT & PRODUCTS (0.6%)
  MATTEL                                                                             37,500         790,500
                                                                                               ------------
                                                                                                    790,500
MEDIA (0.8%)
  MCGRAW-HILL                                                                        12,600         752,220
  VIACOM*                                                                             9,400         417,078
                                                                                               ------------
                                                                                                  1,169,298
METALS & MINING  (0.5%)
  FREEPORT-MCMORAN COPPER & GOLD*                                                    43,000         767,550
                                                                                               ------------
                                                                                                    767,550
MULTI-LINE RETAIL (7.6%)
  FAMILY DOLLAR STORES                                                               28,900       1,018,725
  KOHL'S*                                                                            12,600         883,008
  SEARS ROEBUCK                                                                      16,100         874,230
  TARGET                                                                             42,800       1,630,680
  WAL-MART                                                                          114,000       6,271,141
                                                                                               ------------
                                                                                                 10,677,784


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 3

                                  GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
OFFICE EQUIPMENT (0.2%)
  PITNEY BOWES                                                                        7,400    $    293,928
                                                                                               ------------
                                                                                                    293,928
PHARMACEUTICALS (17.5%)
  ABBOTT LABORATORIES                                                                26,800       1,009,020
  FOREST LABRATORIES*                                                                14,400       1,019,520
  JOHNSON & JOHNSON                                                                 116,600       6,093,516
  KING PHARMACEUTICALS*                                                              19,800         440,550
  MERCK                                                                              79,100       4,005,624
  PFIZER                                                                            236,400       8,274,000
  PHARMACIA                                                                          51,700       1,936,165
  SCHERING-PLOUGH                                                                    13,500         332,100
  WYETH                                                                              29,200       1,495,040
                                                                                               ------------
                                                                                                 24,605,535
ROAD & RAIL (0.4%)
  RYDER SYSTEMS                                                                      18,500         501,165
                                                                                               ------------
                                                                                                    501,165
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.7%)
  ALTERA*                                                                            10,600         144,160
  APPLIED MATERIALS*                                                                 23,700         450,774
  INTEL                                                                             166,500       3,041,955
  KLA-TENCOR*                                                                        16,700         734,633
  LINEAR TECHNOLOGY                                                                  16,700         524,881
  MICROCHIP TECHNOLOGY*                                                              11,350         311,330
  QLOGIC*                                                                            10,000         381,000
  TEXAS INSTRUMENTS                                                                  85,200       2,019,240
  XILINX*                                                                            19,800         444,114
                                                                                               ------------
                                                                                                  8,052,087
SOFTWARE (8.2%)
  ADOBE                                                                              20,500         584,250
  INTUIT*                                                                            24,400       1,213,168
  MICROSOFT*                                                                        156,800       8,576,960
  SYMANTEC*                                                                          33,900       1,113,615
                                                                                               ------------
                                                                                                 11,487,993
SPECIALTY RETAIL (4.5%)
  APOLLO GROUP CLASS A*                                                              13,500         532,170
  BEST BUY*                                                                          21,700         787,710
  HOME DEPOT                                                                         69,000       2,534,370
  LIMITED                                                                            36,000         766,800
  LOWE'S                                                                             36,200       1,643,480
                                                                                               ------------
                                                                                                  6,264,530
TOBACCO (2.3%)
  PHILIP MORRIS                                                                      73,500       3,210,480
                                                                                               ------------
                                                                                                  3,210,480

TOTAL COMMON STOCK (IDENTIFIED COST $141,893,690)                                               139,886,422
                                                                                               ------------


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 4

                                  GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                        INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                               RATE        DATE          AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.5%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                  1.92%    07/01/2002   $   638,899    $    638,899
   06/28/02 (Collateralized by $627,809 FREDDIE MAC POOL                                       ------------
   #C58629,11-1-26, market value $658,067)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $638,899)                                             638,899
                                                                                               ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $142,532,589)                                       140,525,321

OTHER LIABILITIES LESS ASSETS (0.0%)                                                                (30,163)
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $140,495,158
                                                                                               ============


* Non-income producing security.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 5

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (99.8%)

AEROSPACE & DEFENSE (3.3%)
  HONEYWELL INTERNATIONAL                                                            28,500    $  1,004,055
  LOCKHEED MARTIN                                                                    18,200       1,264,900
  UNITED TECHNOLOGIES                                                                22,900       1,554,910
                                                                                               ------------
                                                                                                  3,823,865
AIR FREIGHT & LOGISTICS (1.0%)
  FEDEX                                                                              22,000       1,174,800
                                                                                               ------------
                                                                                                  1,174,800
AUTO COMPONENTS (0.5%)
  DELPHI                                                                             20,100         265,320
  JOHNSON CONTROLS                                                                    3,400         277,474
                                                                                               ------------
                                                                                                    542,794
AUTOMOBILES (1.0%)
  FORD MOTOR                                                                         53,100         849,600
  GENERAL MOTORS                                                                      5,200         277,940
                                                                                               ------------
                                                                                                  1,127,540
BANKS (13.4%)
  BANK OF AMERICA                                                                    47,000       3,306,920
  BANK ONE                                                                           30,000       1,154,400
  BANKNORTH GROUP                                                                    20,800         541,216
  GOLDEN WEST FINANCIAL                                                              28,600       1,967,108
  HIBERNIA                                                                           27,400         542,246
  KEYCORP                                                                            51,400       1,403,220
  NATIONAL CITY                                                                      21,500         714,875
  UNIONBANCAL                                                                        37,600       1,761,560
  WACHOVIA                                                                           57,600       2,199,168
  WELLS FARGO                                                                        35,200       1,762,112
                                                                                               ------------
                                                                                                 15,352,825
BEVERAGES (1.0%)
  PEPSI BOTTLING GROUP                                                               37,800       1,164,240
                                                                                               ------------
                                                                                                  1,164,240
CHEMICALS (2.9%)
  E.I. DU PONT DE NEMOURS                                                            32,100       1,425,240
  ENGELHARD                                                                          21,200         600,384
  ROHM & HAAS                                                                        31,400       1,271,386
                                                                                               ------------
                                                                                                  3,297,010
COMMERCIAL SERVICES & SUPPLIES (0.5%)
  CENDANT*                                                                           35,900         570,092
                                                                                               ------------
                                                                                                    570,092
COMMUNICATIONS EQUIPMENT (1.1%)
  MOTOROLA                                                                           87,200       1,257,424
                                                                                               ------------
                                                                                                  1,257,424
COMPUTERS & PERIPHERALS (2.0%)
  HEWLETT-PACKARD                                                                   135,952       2,077,347
  SUN MICROSYSTEMS*                                                                  45,600         228,456
                                                                                               ------------
                                                                                                  2,305,803
CONSTRUCTION MATERIALS (1.4%)
  MASCO                                                                              57,900       1,569,669
                                                                                               ------------
                                                                                                  1,569,669


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 6

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING (1.2%)
  SEALED AIR*                                                                        20,800    $    837,616
  TEMPLE-INLAND                                                                      10,300         595,958
                                                                                               ------------
                                                                                                  1,433,574
DIVERSIFIED FINANCIALS (11.8%)
  CITIGROUP                                                                         155,187       6,013,496
  FEDERAL HOME LOAN MORTGAGE                                                         36,300       2,221,560
  GOLDMAN                                                                             8,700         638,145
  LEHMAN BROTHERS HOLDINGS                                                           17,000       1,062,840
  MERRILL LYNCH                                                                      62,700       2,539,350
  MORGAN STANLEY                                                                     23,100         995,148
                                                                                               ------------
                                                                                                 13,470,539
DIVERSIFIED TELECOMMUNICATION SERVICES (7.0%)
  AT&T                                                                              187,000       2,000,900
  BELLSOUTH                                                                          19,800         623,700
  SBC COMMUNICATIONS                                                                 61,700       1,881,850
  VERIZON COMMUNICATIONS                                                             86,200       3,460,930
  WORLDCOM*                                                                         169,350          15,242
                                                                                               ------------
                                                                                                  7,982,622
ELECTRIC UTILITIES (4.0%)
  EDISON INTERNATIONAL*                                                              59,000       1,003,000
  EXELON                                                                             29,800       1,558,540
  FPL GROUP                                                                          24,000       1,439,760
  PINNACLE WEST CAPITAL                                                              15,800         624,100
                                                                                               ------------
                                                                                                  4,625,400
ELECTRICAL EQUIPMENT (0.7%)
  SPX*                                                                                7,300         857,750
                                                                                               ------------
                                                                                                    857,750
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
  TERADYNE*                                                                          12,000         282,000
                                                                                               ------------
                                                                                                    282,000
ENERGY EQUIPMENT & SERVICES (0.9%)
  HALLIBURTON                                                                        67,400       1,074,356
                                                                                               ------------
                                                                                                  1,074,356
FOOD & DRUG RETAILING (1.0%)
  CVS                                                                                14,500         443,700
  SAFEWAY*                                                                           22,800         665,532
                                                                                               ------------
                                                                                                  1,109,232
GAS UTILITIES (0.6%)
  EL PASO                                                                            30,900         636,849
                                                                                               ------------
                                                                                                    636,849
HEALTH CARE PROVIDERS & SERVICES (1.8%)
  CIGNA                                                                               6,300         613,746
  HCA                                                                                 8,300         394,250
  MCKESSON                                                                           20,500         670,350
  WELLPOINT HEALTH NETWORKS*                                                          5,000         389,050
                                                                                               ------------
                                                                                                  2,067,396
HOTELS, RESTAURANTS & LEISURE (1.4%)
  MGM MIRAGE*                                                                        15,400         519,750
  MCDONALDS                                                                          19,700         560,465
  ROYAL CARRIBBEAN CRUISES                                                           28,200         549,900
                                                                                               ------------
                                                                                                  1,630,115


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 7

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.4%)
  KIMBERLY CLARK                                                                      7,400    $    458,800
                                                                                               ------------
                                                                                                    458,800
INDUSTRIAL CONGLOMERATES (0.4%)
  ITT INDUSTRIES                                                                      5,800         409,480
                                                                                               ------------
                                                                                                    409,480
INSURANCE (8.1%)
  AMBAC FINANCIAL                                                                     9,500         638,400
  AMERICAN INTERNATIONAL                                                             74,100       5,055,843
  HARTFORD FINANCIAL SERVICES                                                        16,600         987,202
  MBIA                                                                               23,100       1,305,843
  MARSH & MCLENNAN                                                                    6,200         598,920
  XL CAPITAL CLASS A                                                                  7,900         669,130
                                                                                               ------------
                                                                                                  9,255,338
IT CONSULTING & SERVICES (0.7%)
  COMPUTER SCIENCES*                                                                 15,900         760,020
                                                                                               ------------
                                                                                                    760,020
LEISURE EQUIPMENT & PRODUCTS (0.6%)
  EASTMAN KODAK                                                                      22,900         667,993
                                                                                               ------------
                                                                                                    667,993
MACHINERY (0.7%)
  INGERSOLL-RAND                                                                     17,600         803,616
                                                                                               ------------
                                                                                                    803,616
MEDIA (5.9%)
  AOL TIME WARNER*                                                                  146,900       2,160,899
  CLEAR CHANNEL COMMUNICATIONS*                                                      10,500         336,210
  COMCAST SPECIAL CLASS A*                                                           55,700       1,327,888
  GANNETT                                                                            14,200       1,077,780
  LIBERTY MEDIA CLASS A*                                                             55,400         554,000
  VIACOM*                                                                            27,900       1,237,923
                                                                                               ------------
                                                                                                  6,694,700
METALS & MINING  (0.9%)
  ALCOA                                                                              22,100         732,615
  FREEPORT-MCMORAN COPPER & GOLD*                                                    14,000         249,900
                                                                                               ------------
                                                                                                    982,515
MULTI-UTILITIES & UNREGULATED POWER (0.8%)
  KEYSPAN                                                                            24,600         926,190
                                                                                               ------------
                                                                                                    926,190
MULTI-LINE RETAIL (0.8%)
  DILLARD'S CLASS A                                                                  32,700         859,683
                                                                                               ------------
                                                                                                    859,683
OIL & GAS (13.9%)
  AMERADA HESS                                                                       23,200       1,914,000
  BURLINGTON RESOURCES                                                               36,200       1,375,600
  CHEVRONTEXACO                                                                      32,177       2,847,665
  CONOCO                                                                             16,300         453,140
  EOG RESOURCES                                                                      21,500         853,550
  EXXON MOBIL                                                                       162,176       6,636,242
  ROYAL DUTCH PETROLEUM ADR                                                          21,900       1,210,413
  SUNOCO                                                                             18,000         641,340
                                                                                               ------------
                                                                                                 15,931,950


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 8

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.8%)
  INTERNATIONAL PAPER                                                                20,800    $    906,464
                                                                                               ------------
                                                                                                    906,464
PHARMACEUTICALS (0.5%)
  ABBOTT LABORATORIES                                                                16,600         624,990
                                                                                               ------------
                                                                                                    624,990
ROAD & RAIL (1.6%)
  CSX                                                                                24,600         862,230
  UNION PACIFIC                                                                      15,300         968,184
                                                                                               ------------
                                                                                                  1,830,414
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.6%)
  MICRON TECHNOLOGY*                                                                 12,900         260,838
  NATIONAL SEMICONDUCTOR*                                                            12,800         373,376
                                                                                               ------------
                                                                                                    634,214
SOFTWARE (0.7%)
  RATIONAL SOFTWARE*                                                                 45,500         373,555
  VERITAS SOFTWARE*                                                                  21,900         433,401
                                                                                               ------------
                                                                                                    806,956
SPECIALTY RETAIL (1.8%)
  CIRCUIT CITY                                                                       33,700         631,875
  OFFICE DEPOT*                                                                      24,600         413,280
  ROSS                                                                               13,500         550,125
  STAPLES*                                                                           26,200         516,140
                                                                                               ------------
                                                                                                  2,111,420
TEXTILES, APPAREL & LUXURY GOODS (1.4%)
  NIKE CLASS B                                                                       18,600         997,890
  REEBOK INTERNATIONAL*                                                              19,000         560,500
                                                                                               ------------
                                                                                                  1,558,390
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
  AT&T WIRELESS SERVICES*                                                            98,300         575,055
                                                                                               ------------
                                                                                                    575,055

TOTAL COMMON STOCK (IDENTIFIED COST $129,680,226)                                               114,154,083
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (0.9%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                        1.92%    07/01/2002   $   808,111    $    808,111
   DATED 06/28/02 (Collateralized by $812,627 FNMA
   ARM # 410835, 10-1-29, market value $832,354)
  UNITED STATES TREASURY BILL(1)                          1.67%      08/22/02       200,000         199,497
                                                                                               ------------

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,007,608)                                         1,007,608
                                                                                               ------------

TOTAL INVESTMENTS (100.7%) (IDENTIFIED COST $130,687,834)                                       115,161,691

TOTAL LIABILITIES LESS ASSETS (-0.7%)                                                              (767,745)
                                                                                               ------------
TOTAL NET ASSETS (100.0%)                                                                      $114,393,946
                                                                                               ============


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 9

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)


OUTSTANDING FUTURES CONTRACTS

                                                                                                          UNREALIZED
                                                                      UNITS PER         CURRENT          APPRECIATION/
  TYPE                              EXPIRATION        CONTRACTS        CONTRACT          VALUE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
  S&P 500 FUTURE (BUY)              09/19/2002            2             1,000         $   495,000        $   (23,541)


 * Non-income producing security.
(1)Security has been segregated as collateral to cover margin requirements for open futures contracts at June 30, 2002.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 10

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.6%)

AEROSPACE & DEFENSE (1.4%)
  ALLIANT TECHSYSTEMS*                                                                9,900    $    631,620
  ALLIED RESEARCH*                                                                   35,900         910,424
  BE AEROSPACE*                                                                      41,400         545,652
  KAMAN                                                                               3,200          53,632
                                                                                               ------------
                                                                                                  2,141,328
AIR FREIGHT & LOGISTICS (2.2%)
  AIRBORNE                                                                           67,500       1,296,000
  CNF                                                                                15,500         588,690
  EXPEDITORS INTERNATIONAL OF WASHINGTON                                             16,600         550,456
  UNITED PARCEL SERVICE                                                              13,400         827,450
                                                                                               ------------
                                                                                                  3,262,596
AUTO COMPONENTS (1.6%)
  ARVINMERITOR                                                                       24,300         583,200
  BANDAG                                                                              9,200         260,544
  DURA AUTOMOTIVE SYSTEMS*                                                           38,000         788,500
  LEAR*                                                                              16,000         740,000
                                                                                               ------------
                                                                                                  2,372,244
BANKS (9.3%)
  ASTORIA FINANCIAL                                                                  51,200       1,640,960
  BANK UNITED (WASHINGTON MUTUAL)*                                                   26,400           2,376
  BANKATLANTIC BANCORP                                                               52,400         649,760
  CITY NATIONAL                                                                      25,200       1,354,500
  FIRSTMERIT                                                                         19,600         540,568
  FLAGSTAR BANCORP                                                                   34,350         793,485
  GOLD BANC                                                                          20,900         229,252
  GREATER BAY                                                                        22,900         704,404
  GREENPOINT FINANCIAL                                                               37,400       1,836,340
  M&T BANK                                                                            7,900         677,504
  NORTH FORK                                                                         41,352       1,646,223
  OCEANFIRST FINANCIAL                                                                4,200         101,388
  PFF BANCORP                                                                         6,700         257,280
  PACIFIC CAPITAL                                                                     5,333         127,352
  POPULAR                                                                            28,800         969,984
  PROVIDENT FINANCIAL GROUP                                                          17,600         510,576
  UMB FINANCIAL                                                                       8,925         418,315
  UNIONBANCAL                                                                        30,500       1,428,925
  WILLOW GROVE*                                                                      12,700         148,971
                                                                                               ------------
                                                                                                 14,038,163
BEVERAGES (1.1%)
  CONSTELLATION BRANDS CLASS A                                                       32,800       1,049,600
  PEPSIAMERICAS                                                                      40,800         609,552
                                                                                               ------------
                                                                                                  1,659,152
BIOTECHNOLOGY (2.2%)
  ALBANY MOLECULAR RESEARCH*                                                         17,700         374,178
  BIORELIANCE*                                                                        6,400         158,720
  CHARLES RIVER LABORATORIES*                                                        20,200         708,010
  CYRO-CELL*                                                                         12,700          53,340
  DIVERSA*                                                                           28,200         280,590
  EXACT SCIENCES*                                                                    12,500         199,625
  GENENCOR*                                                                          16,700         163,493


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 11

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - CONTINUED
  GENENTECH*                                                                          3,300    $    110,550
  GILEAD SCIENCES*                                                                    8,000         263,040
  KOSAN BIOSCIENCES*                                                                 46,600         405,886
  MAXYGEN*                                                                           32,900         394,109
  MILLENNIUM PHARMACEUTICAL*                                                         18,400         223,560
                                                                                               ------------
                                                                                                  3,335,101
BUILDING PRODUCTS (0.7%)
  FLEETWOOD ENTERPRISES                                                              23,900         207,930
  PENN ENGINEERING & MANUFACTURING                                                    5,900         102,778
  USG*                                                                               83,200         594,880
  WINNEBAGO INDUSTRIES                                                                3,400         149,600
                                                                                               ------------
                                                                                                  1,055,188
CHEMICALS (0.9%)
  ARCH CHEMICALS                                                                      5,900         145,730
  LUBRIZOL                                                                           10,700         358,450
  MONSANTO                                                                           35,000         623,000
  SYMYX TECHNOLOGIES*                                                                12,200         169,824
                                                                                               ------------
                                                                                                  1,297,004
COMMERCIAL SERVICES & SUPPLIES (5.3%)
  BANTA                                                                              16,300         585,170
  CARRIAGE SERVICES*                                                                 41,900         180,170
  CENDANT*                                                                           17,064         270,976
  CHECKFREE*                                                                         17,300         270,572
  CONSOLIDATED GRAPHICS*                                                              4,600          87,400
  CORPORATE EXECUTIVE BOARD*                                                         10,900         373,325
  CORRECTIONS CORPORATION OF AMERICA*                                                25,400         439,420
  FACTSET RESEARCH SYSTEMS                                                            5,300         157,781
  FORRESTER RESEARCH*                                                                 8,800         170,711
  G & K SERVICES                                                                      5,800         198,592
  GLOBAL PAYMENTS                                                                    10,880         323,680
  HARLAND JOHN H.                                                                     4,300         121,260
  KPMG CONSULTING*                                                                   34,700         515,642
  KFORCE*                                                                            31,100         185,045
  LEARNING TREE INTERNATIONAL*                                                       15,900         294,786
  NCO GROUP*                                                                         15,700         341,946
  PITTSTON BRINK'S                                                                   19,000         456,000
  PREPAID LEGAL SERVICES*                                                             7,200         143,280
  RIGHT MANAGEMENT CONSULTANTS*                                                      22,800         599,617
  SOURCECORP*                                                                        15,600         413,400
  TOTAL SYSTEM SERVICES                                                               8,800         165,528
  UNITED RENTALS*                                                                    14,400         313,920
  VIAD                                                                               21,000         546,000
  VOLT INFO SCIENCES*                                                                 5,400         132,246
  WALLACE COMPUTER SERVICES                                                          12,400         266,600
  WATSON WYATT & COMPANY HOLDING*                                                     8,500         205,870
  WILLIAMS ENERGY PARTNERS                                                            3,300         110,550
  WIRELESS FACILITIES*                                                               18,200          89,180
                                                                                               ------------
                                                                                                  7,958,667
COMMUNICATIONS EQUIPMENT (1.1%)
  ADTRAN*                                                                            16,300         309,684
  AGERE*                                                                             77,400         108,360
  ARRIS*                                                                             13,300          58,506


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 12

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - CONTINUED
  CIENA*                                                                             26,213    $    109,833
  JUNIPER NETWORKS*                                                                  13,200          74,580
  NUCENTRIX BROADBAND NETWORKS*                                                       9,500          21,850
  SILICON LABORATORIES*                                                              12,400         335,544
  SYCAMORE NETWORKS*                                                                 64,600         249,356
  UTSTARCOM*                                                                         20,600         415,502
  WJ COMMUNICATIONS*                                                                 24,000          27,840
                                                                                               ------------
                                                                                                  1,711,055
COMPUTERS & PERIPHERALS (1.0%)
  EMULEX*                                                                             5,300         119,303
  IMATION*                                                                            3,800         113,088
  IOMEGA*                                                                            12,700         163,195
  STORAGE TECHNOLOGY*                                                                52,600         840,022
  VIRAGE LOGIC*                                                                      18,000         234,360
                                                                                               ------------
                                                                                                  1,469,968
CONSTRUCTION & ENGINEERING (0.1%)
  CHAMPION ENTERPRISES*                                                              28,100         157,922
  OAKWOOD HOMES*                                                                      5,900          29,441
                                                                                               ------------
                                                                                                    187,363
CONSTRUCTION MATERIALS (0.8%)
  HUGHES SUPPLY                                                                      25,200       1,131,480
  TRANSTECHNOLOGY*                                                                    9,900         112,365
                                                                                               ------------
                                                                                                  1,243,845
CONTAINERS & PACKAGING (0.6%)
  CARAUSTAR                                                                          12,000         149,760
  JARDEN*                                                                            18,700         370,260
  SMURFIT-STONE CONTAINER*                                                           11,100         171,162
  SONOCO                                                                              9,600         271,872
                                                                                               ------------
                                                                                                    963,054
DISTRIBUTORS (0.2%)
  MEMBERWORKS*                                                                       13,100         242,743
                                                                                               ------------
                                                                                                    242,743
DIVERSIFIED FINANCIALS (7.9%)
  AMERICAN CAPITAL STRATEGIES                                                         9,100         249,977
  AMERICREDIT*                                                                        5,000         140,250
  APEX MORTGAGE CAPITAL                                                              69,300       1,038,807
  BERKSHIRE HATHAWAY*                                                                    93       6,212,400
  COMPUCREDIT*                                                                       39,100         275,264
  E*TRADE GROUP*                                                                     39,400         215,124
  A.G. EDWARDS                                                                       10,900         423,683
  ESPEED CLASS A*                                                                    10,500         114,555
  FEDERATED INVESTORS                                                                29,200       1,009,444
  NEW CENTURY FINANCIAL                                                              47,800       1,671,566
  SEI INVESTMENTS                                                                    17,200         484,524
  STUDENT LOAN                                                                        1,500         124,260
                                                                                               ------------
                                                                                                 11,959,854
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
  COX COMMUNICATIONS*                                                                33,500         922,925
  IDT*                                                                               15,700         252,770
  PRUDENTIAL FINANCIAL*                                                              16,678         556,378
                                                                                               ------------
                                                                                                  1,732,073


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 13

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (1.0%)
  ALLETE                                                                             41,000    $  1,111,100
  CENTRAL VERMONT PUBLIC SERVICE                                                      1,900          34,200
  PNM RESOURCES                                                                      17,200         416,240
                                                                                               ------------
                                                                                                  1,561,540
ELECTRICAL EQUIPMENT (2.3%)
  AVX                                                                                29,700         485,001
  ACTUANT*                                                                           11,500         474,375
  AMPHENOL CLASS A*                                                                   7,100         255,600
  BELDEN                                                                             19,600         408,464
  ENERGIZER HOLDINGS*                                                                22,200         608,724
  LITTLEFUSE*                                                                         8,800         203,544
  PENTAIR                                                                             1,600          76,928
  SPX*                                                                                4,000         470,000
  TECHNITROL                                                                         17,900         417,070
  WILSON GREATBATCH TECHNOLOGIES*                                                     2,800          71,344
                                                                                               ------------
                                                                                                  3,471,050
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
  ARROW ELECTRONICS*                                                                 28,600         593,450
  AVNET                                                                               6,100         134,139
  BENCHMARK ELECTRONICS*                                                              6,600         191,400
  CYMER*                                                                              2,600          91,104
  DIONEX*                                                                            16,000         428,640
  INTEGRATED CIRCUIT SYSTEMS*                                                         6,700         135,273
  TECH DATA*                                                                         12,000         454,200
  VISHAY INTERTECHNOLOGY*                                                            10,800         237,600
                                                                                               ------------
                                                                                                  2,265,806
ENERGY EQUIPMENT & SERVICES (1.8%)
  BJ SERVICES*                                                                       11,500         389,620
  ENSCO                                                                              18,400         501,584
  EVERGREEN SOLAR*                                                                   23,500          33,605
  GULF ISLAND FABRICATION*                                                           22,600         414,484
  KANEB SERVICES                                                                      6,200         124,000
  KEY ENERGY SERVICES*                                                               37,300         391,650
  OIL STATES*                                                                        21,900         260,610
  SERVICEMASTER                                                                      12,100         166,012
  TETRA TECHNOLOGIES*                                                                14,600         387,630
                                                                                               ------------
                                                                                                  2,669,195
FOOD & DRUG RETAILING (0.5%)
  LONG'S DRUG                                                                         8,500         240,465
  NASH FINCH                                                                         11,200         357,952
  RUDDICK                                                                             9,100         154,336
                                                                                               ------------
                                                                                                    752,753
FOOD PRODUCTS (2.3%)
  CHIQUITA BRANDS*                                                                   11,200         200,592
  DEAN FOODS*                                                                        15,202         567,034
  MCCORMICK & CO                                                                     64,800       1,668,600
  SMITHFIELD FOODS*                                                                  13,000         241,150
  TYSON FOODS                                                                        46,600         722,766
                                                                                               ------------
                                                                                                  3,400,142
GAS UTILITIES (0.1%)
  EQUITABLE RESOURCES                                                                 4,900         168,070


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 14

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES - CONTINUED
  LACLEDE GROUP                                                                       2,100    $     49,308
                                                                                               ------------
                                                                                                    217,378
HEALTH CARE PROVIDERS & SERVICES (6.9%)
  ANTHEM*                                                                             3,100         209,188
  BECKMAN COULTER                                                                    23,800       1,187,620
  CEPHEID*                                                                           32,900         183,549
  CHRONIMED*                                                                         11,300          57,517
  COOPER                                                                              5,500         259,050
  FIRST HEALTH*                                                                      29,700         832,788
  HEALTHEXTRAS*                                                                      26,700         135,369
  HEALTH NET*                                                                        19,900         532,723
  HENRY SCHEIN*                                                                       9,100         404,950
  HILLENBRAND INDUSTRIES                                                              5,200         291,980
  IDX SYSTEMS*                                                                       25,300         329,406
  IMMUCOR*                                                                            9,600         225,312
  LABORATORY CORPORATION AMERICA*                                                     7,600         346,940
  MAGELLAN HEALTH SERVICES*                                                          38,900          38,900
  MERIDIAN MEDICAL TECHNOLOGIES*                                                     10,700         386,270
  MID ATLANTIC MECICAL SERVICES*                                                     32,100       1,006,335
  OXFORD HEALTH PLANS*                                                               19,700         915,262
  PEDIATRIX MED GROUP*                                                                7,300         182,500
  PSS WORLD MEDICAL*                                                                 14,200         115,020
  QUEST DIAGNOSTIC*                                                                   3,300         283,965
  SIERRA HEALTH SERVICES*                                                            42,000         938,700
  TECHNE*                                                                             7,500         211,650
  TRIGON HEALTHCARE*                                                                 12,300       1,237,134
                                                                                               ------------
                                                                                                 10,312,128
HOTELS, RESTAURANTS & LEISURE (3.2%)
  ALLIANCE GAMING*                                                                   17,600         215,072
  ARGOSY GAMING*                                                                     20,700         587,880
  BRINKER INTERNATIONAL*                                                             31,650       1,004,887
  CKE RESTAURANTS*                                                                   12,600         143,388
  CHECKERS DRIVE-IN RESTAURANT*                                                      20,700         245,916
  GTECH HOLDINGS*                                                                    30,200         771,308
  INTERNATIONAL GAME TECHNOLOGY*                                                      6,100         345,870
  LONE STAR STEAKHOUSE                                                                8,400         198,156
  MGM MIRAGE*                                                                        22,900         772,875
  MANDALAY RESORT GROUP*                                                             17,900         493,503
                                                                                               ------------
                                                                                                  4,778,855
HOUSEHOLD DURABLES (2.9%)
  FURNITURE BRANDS INTERNATIONAL*                                                     5,100         154,275
  HARMAN INTL INDUSTRY                                                                6,500         320,125
  MOHAWK INDUSTRIES*                                                                 10,500         646,065
  NVR*                                                                                2,500         807,500
  ONEIDA                                                                              7,100         135,965
  RYLAND                                                                              9,900         492,525
  TORO                                                                                3,400         193,256
  CHURCH & DWIGHT                                                                    29,200         914,836
  DEPARTMENT 56*                                                                      2,700          43,956
  DIAL                                                                               13,400         268,268
  NAUTILUS*                                                                          13,675         418,455
                                                                                               ------------
                                                                                                  4,395,226


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 15

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.1%)
  STANDEX INTERNATIONAL                                                               4,900    $    122,990
                                                                                               ------------
                                                                                                    122,990
INSURANCE (4.4%)
  AMERICAN FINANCIAL                                                                  1,100          26,290
  BROWN & BROWN                                                                       8,800         277,200
  CERES GROUP*                                                                       18,000          70,200
  FIDELITY NATIONAL FINANCIAL                                                        37,201       1,175,552
  FIRST AMERICAN FINANCIAL                                                           13,500         310,500
  KANSAS CITY LIFE                                                                    1,000          38,670
  NATIONWIDE FINANCIAL SERVICES                                                      33,400       1,319,300
  OLD REPUBLIC INTERNATIONAL                                                         37,900       1,193,850
  PMI GROUP                                                                          12,600         481,320
  PROTECTIVE LIFE                                                                    25,300         837,430
  STEWART INFORMATION SERVICES*                                                       8,900         182,895
  TRAVELERS PROPERTY CASUALTY*                                                       41,700         738,090
                                                                                               ------------
                                                                                                  6,651,297
INTERNET & CATALOG RETAIL (0.6%)
  AMAZON.COM*                                                                        16,000         260,000
  EBAY*                                                                               7,800         480,636
  HOTELS.COM*                                                                         2,200          92,906
                                                                                               ------------
                                                                                                    833,542
INTERNET SOFTWARE & SERVICES (1.8%)
  AKAMAI TECHNOLOGIES*                                                               35,000          45,500
  ARIBA*                                                                             80,600         257,114
  AVOCENT*                                                                            5,100          81,192
  BEA SYSTEMS*                                                                       17,900         170,229
  FREEMARKETS*                                                                       10,600         149,778
  I2 TECHNOLOGIES*                                                                   62,500          92,500
  MCAFEE.COM*                                                                         3,700          54,168
  NEOFORMA COM*                                                                      18,400         239,016
  NETRATINGS*                                                                        16,200         148,230
  PC-TEL*                                                                            18,300         123,873
  QRS*                                                                               25,200         196,308
  QUOVADX*                                                                           18,300         114,924
  REGISTER.COM*                                                                      58,400         445,008
  UNITED ONLINE*                                                                     12,000         144,240
  WEBSENSE*                                                                          13,100         334,967
  WEBMETHODS*                                                                         5,500          54,450
                                                                                               ------------
                                                                                                  2,651,497
IT CONSULTING & SERVICES (1.7%)
  AFFILIATED COMPUTER SERVICES*                                                      14,000         664,720
  AMERICAN MANAGEMENT SYSTEMS*                                                       31,500         601,965
  COGNIZANT TECHNOLOGY SOLUTIONS*                                                     4,200         225,750
  DST SYSTEMS*                                                                       11,100         507,381
  DATALINK*                                                                          10,100          33,431
  SAFENET*                                                                           13,200         184,008
  SUNGARD DATA SYSTEMS*                                                              10,100         267,448
  TIER TECHNOLOGIES*                                                                  5,700         101,574
                                                                                               ------------
                                                                                                  2,586,277
LEISURE EQUIPMENT & PRODUCTS (0.2%)
  RACING CHAMPIONS ERTL*                                                             19,300         356,471
                                                                                               ------------
                                                                                                    356,471


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 16

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
MACHINERY (1.7%)
  AGCO*                                                                              16,900    $    329,550
  ALBANY INTERNATIONAL                                                                7,000         188,370
  APPLIED INDUSTRIAL TECHNOLOGIES                                                     7,200         140,400
  BARNES GROUP                                                                        5,500         125,950
  CLARCOR                                                                             9,300         294,345
  MANITOWOC*                                                                         15,600         553,644
  RELIANCE STEEL & ALUMINUM*                                                          5,700         173,850
  ROFIN-SINAR TECHNOLOGIES*                                                           4,500          40,950
  SPS TECHNOLOGIES*                                                                   7,500         286,275
  TECUMSEH PRODUCTS                                                                   7,200         382,176
                                                                                               ------------
                                                                                                  2,515,510
MEDIA (4.0%)
  ACME COMMUNICATIONS*                                                               15,900         116,865
  ADVO*                                                                               8,400         319,788
  CABLEVISION SYSTEMS*                                                               10,850          94,938
  ENTERCOM COMMUNICATIONS*                                                            2,000          91,800
  GEMSTAR-TV GUIDE*                                                                  31,900         171,941
  HEARST-ARGYLE TELEVISION*                                                          15,500         349,525
  LEE ENTERPRISES                                                                    15,000         525,000
  LIBERTY MEDIA CORP - CLASS A*                                                     110,300       1,103,000
  PANAMSAT*                                                                          38,800         876,880
  PIXAR*                                                                              4,900         216,090
  READERS DIGEST ASSOCIATION                                                         18,800         352,124
  REGENT COMMUNICATIONS*                                                             14,300         100,944
  SCRIPPS HOWARD                                                                      8,900         685,300
  SIRIUS SATELLITE RADIO*                                                            26,300          99,125
  USA INTERACTIVE*                                                                    5,600         131,320
  THE WASHINGTON POST COMPANY                                                           900         490,500
  WESTWOOD ONE*                                                                       5,200         173,784
  YOUNG BROADCASTING*                                                                 9,300         165,354
                                                                                               ------------
                                                                                                  6,064,278
METALS & MINING  (0.8%)
  COMMERCIAL METALS                                                                   4,800         225,312
  MERIDIAN GOLD*                                                                      1,700          27,285
  MUELLER INDUSTRIES*                                                                23,500         746,125
  RTI INTERNATIONAL METALS*                                                           7,700          93,555
  SHAW GROUP*                                                                         2,300          70,610
                                                                                               ------------
                                                                                                  1,162,887
MULTI-UTILITIES & UNREGULATED POWER (1.2%)
  ENERGY EAST                                                                        75,500       1,706,300
  MADISON GAS & ELECTRIC                                                              2,500          69,625
                                                                                               ------------
                                                                                                  1,775,925
MULTI-LINE RETAIL (0.6%)
  SHOPKO STORES*                                                                     45,200         913,040
                                                                                               ------------
                                                                                                    913,040
OFFICE ELECTRONICS (0.1%)
  VERISITY                                                                            6,600         114,444
                                                                                               ------------
                                                                                                    114,444
OIL & GAS (3.2%)
  CHILES OFFSHORE*                                                                    1,800          43,650
  ENERGY PARTNERS*                                                                   17,200         159,960


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 17

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
  FRONTIER OIL                                                                       16,200    $    285,120
  HOLLY                                                                              28,100         470,675
  THE HOUSTON EXPLORATION*                                                           32,900         954,100
  MURPHY OIL                                                                          3,300         272,250
  NATCO*                                                                             21,100         183,570
  NEWFIELD EXPORATION*                                                                2,600          96,642
  PENNZOIL QUAKER STATE                                                              38,300         824,599
  SEMCO ENERGY                                                                        5,200          47,060
  TRICO MARINE SERVICES*                                                             10,300          69,937
  ULTRA PETROLEUM*                                                                   19,900         151,041
  VALERO ENERGY                                                                       3,786         141,689
  WESTPORT RESOURCES*                                                                 5,400          88,560
  WORLD FUEL SERVICES                                                                31,200         761,280
  XTO ENERGY                                                                          6,600         135,960
  GLOBALSANTAFE                                                                       2,000          54,700
                                                                                               ------------
                                                                                                  4,740,793
PERSONAL PRODUCTS (0.6%)
  NBTY INC*                                                                          31,200         482,976
  PERRIGO*                                                                           33,400         434,200
                                                                                               ------------
                                                                                                    917,176
PHARMACEUTICALS (1.7%)
  BARR LABS*                                                                          1,700         108,001
  BIO-TECHNOLOGY GENERAL *                                                           43,600         262,036
  MEDICIS PHARMACEUTICAL*                                                            12,300         525,948
  MYLAN LABS                                                                         12,500         391,875
  PAIN THERAPEUTICS*                                                                 22,700         189,772
  POZEN*                                                                             22,500         116,550
  PRAECIS PHARMACEUTICALS*                                                           44,900         156,252
  RIGEL PHARMACEUTICALS*                                                             18,500          67,525
  SEROLOGICALS*                                                                      13,000         237,770
  TELIK*                                                                             25,600         320,000
  3 DIMENSIONAL PHARMACEUTICALS*                                                     55,200         245,640
                                                                                               ------------
                                                                                                  2,621,369
REAL ESTATE (5.4%)
  BOSTON PROPERTIES                                                                  19,500         779,025
  CAPSTEAD MORTGAGE                                                                  13,700         308,250
  CRESCENT REAL ESTATE EQUITIES                                                      18,200         340,340
  EQUITY INNS                                                                        22,900         184,345
  FELCOR LODGING                                                                     31,900         585,365
  GENERAL GROWTH PROPERTIES                                                          19,400         989,400
  JONES LANG LASALLE*                                                                15,100         372,970
  KILROY REALTY                                                                       6,300         168,525
  MACK CALI RLTY                                                                     11,300         397,195
  MERISTAR HOSPITALITY                                                               16,900         257,725
  THE MILLS                                                                          17,100         530,100
  OMEGA HEALTHCARE INVESTORS*                                                        79,500         602,610
  PS BUSINESS PARKS                                                                  12,400         433,380
  PRENTISS PROPERTIES                                                                28,300         898,525
  ROUSE                                                                              25,100         828,300
  SIZELER PROPERTY                                                                    6,800          74,256
  TANGER FACTORY OUTLET CENTER                                                        8,300         244,850


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 18

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
REAL ESTATE - CONTINUED
  TOWN & COUNTRY                                                                      3,900    $     87,360
                                                                                               ------------
                                                                                                  8,082,521
ROAD & RAIL (0.3%)
  GATX                                                                                7,100         213,710
  USFREIGHTWAYS                                                                       7,200         272,664
                                                                                               ------------
                                                                                                    486,374
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.2%)
  ESS TECHNOLOGY*                                                                     5,100          89,454
  INTEGRATED DEVICE TECHNOLOGY*                                                       5,400          97,956
  INTER-TEL                                                                          16,200         277,182
  LAM RESEARCH*                                                                       3,500          62,930
  OMNIVISION TECHNOLOGIES*                                                           13,100         187,985
  RAMBUS*                                                                            20,500          83,845
  SEMTECH*                                                                           10,700         285,690
  STANDARD MICROSYSTEMS*                                                             21,100         498,171
  SUPERTEX*                                                                          10,700         188,534
                                                                                               ------------
                                                                                                  1,771,747
SOFTWARE (2.4%)
  ACTIVISION*                                                                        15,400         447,524
  BOTTOMLINE TECHNOLOGIES*                                                           16,500          93,208
  CADENCE DESIGN SYSTEMS*                                                            29,500         475,540
  EMBARCADERO TECHNOLOGY*                                                            11,800          72,924
  HTE*                                                                                6,000          28,434
  HPL TECHNOLOGIES*                                                                  10,900         164,154
  KANA COMMUNICATIONS*                                                               19,500          78,000
  KRONOS*                                                                             7,450         227,143
  MAPICS*                                                                            32,800         183,352
  METASOLV*                                                                          38,100         149,733
  NETWORKS ASSOCIATES*                                                               18,600         358,422
  OPNET TECHNOLOGIES*                                                                13,200         118,272
  REYNOLDS & REYNOLDS                                                                 6,800         190,060
  SYBASE*                                                                             7,500          79,125
  SYMANTEC*                                                                          11,600         381,060
  SYNOPSYS*                                                                           4,900         268,569
  SYNPLICITY*                                                                        13,300          60,914
  ULTICOM*                                                                           16,100         109,158
  VERITY*                                                                            14,800         164,132
                                                                                               ------------
                                                                                                  3,649,724
SPECIALTY RETAIL (4.2%)
  APOLLO GROUP CLASS A*                                                               9,000         354,780
  BLOCKBUSTER CLASS A                                                                 4,600         123,740
  BORDERS GROUP*                                                                      7,600         139,840
  CDW COMPUTER CENTERS*                                                               5,500         257,455
  CLAIRE'S                                                                            6,500         148,850
  KENNETH COLE PRODUCTIONS*                                                          14,500         411,075
  THE FINISH LINE*                                                                   17,100         306,432
  GYMBOREE*                                                                          14,800         237,096
  LIMITED                                                                            24,840         529,092
  OFFICEMAX*                                                                         56,900         335,141
  PEP BOYS - MANNY MOE & JACK                                                        14,700         247,695
  PETSMART*                                                                          49,200         789,168


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 19

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - CONTINUED
  RENT A CENTER*                                                                      8,500    $    493,085
  RENT WAY*                                                                          23,200         300,440
  REX*                                                                                6,750          93,218
  ROSS                                                                               13,100         533,825
  WEST MARINE*                                                                        7,100          90,596
  WET SEAL*                                                                          21,150         513,945
  WILLIAMS-SONOMA*                                                                    6,400         196,224
  ZALE*                                                                               7,700         279,125
                                                                                               ------------
                                                                                                  6,380,822
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
  COACH*                                                                             11,100         609,390
  RUSSELL                                                                            29,500         567,875
  UNIFI*                                                                             10,500         114,450
                                                                                               ------------
                                                                                                  1,291,715
TOBACCO (0.5%)
  R J REYNOLDS TOBACCO                                                               13,600         731,000
                                                                                               ------------
                                                                                                    731,000
TRADING COMPANIES & DISTRIBUTORS (0.5%)
  UNITED STATIONERS*                                                                 25,200         766,080
                                                                                               ------------
                                                                                                    766,080
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
  COMARCO*                                                                           20,800         163,904
  LEVEL 3 COMMUNICATIONS*                                                            94,400         278,480
  NEXTEL PARTNERS*                                                                   25,100          75,551
  TELULAR*                                                                           14,200          45,014
                                                                                               ------------
                                                                                                    562,949

TOTAL COMMON STOCK (IDENTIFIED COST $149,807,430)                                               148,203,899
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (0.8%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                        1.92%    07/01/2002   $ 1,284,688    $  1,284,688
   DATED 06/28/02 (Collateralized by $1,222,757 FNMA                                           ------------
   ARM # 313628, 12-1-16, market value $1,323,229)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,284,688)                                         1,284,688
                                                                                               ------------

TOTAL INVESTMENTS (99.4%) (IDENTIFIED COST $151,092,118)                                        149,488,587

TOTAL ASSETS LESS LIABILITIES (0.6%)                                                                894,927
                                                                                               ------------
TOTAL NET ASSETS (100.0%)                                                                      $150,383,514
                                                                                               ============


* Non-income producing security.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 20

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.4%)

AUSTRALIA (1.3%)
  NATIONAL AUSTRALIA BANK                                                            20,500    $    407,408
  NEWS CORPORATION LIMITED                                                           51,000         277,152
  WOODSIDE PETROLEUM                                                                 53,500         407,574
                                                                                               ------------
                                                                                                  1,092,134
BELGIUM (1.3%)
  DEXIA                                                                              69,000       1,067,823
                                                                                               ------------
                                                                                                  1,067,823
BRAZIL (0.9%)
  UNIBANCO GDR                                                                       17,300         285,450
  CIA VALE DO RIO DOCE ADR*                                                          17,900         495,293
                                                                                               ------------
                                                                                                    780,743
FINLAND (2.0%)
  NOKIA OYJ                                                                         112,700       1,649,503
                                                                                               ------------
                                                                                                  1,649,503
FRANCE (12.7%)
  CAP GEMINI                                                                          6,500         258,381
  IMERYS                                                                              5,150         658,655
  AVENTIS                                                                            19,700       1,395,948
  TOTALFINELF                                                                        24,359       3,954,962
  DASSAULT SYSTEMS                                                                   12,281         560,953
  AXA                                                                                60,000       1,097,421
  BNP PARIBAS                                                                        23,100       1,277,559
  COMPAGNIE DE SAINT-GOBAIN                                                          28,800       1,292,729
                                                                                               ------------
                                                                                                 10,496,608
GERMANY (9.4%)
  DEUTSCH POST                                                                       41,500         526,662
  BAYER                                                                              47,000       1,489,992
  HEIDELBERGER ZEMENT                                                                32,100       1,578,758
  SIEMENS                                                                            15,300         917,950
  DEUTSCHE BANK                                                                      26,800       1,862,001
  BAYERISCHE MOTOREN WERKE                                                           34,100       1,406,021
                                                                                               ------------
                                                                                                  7,781,384
HONG KONG (1.5%)
  CHEUNG KONG HOLDINGS                                                              108,000         900,000
  MTR                                                                               244,500         316,596
                                                                                               ------------
                                                                                                  1,216,596
ISRAEL (0.1%)
  CHECK POINT SOFTWARE*                                                               4,450          60,342
                                                                                               ------------
                                                                                                     60,342
ITALY (3.9%)
  ENI                                                                               203,900       3,242,083
                                                                                               ------------
                                                                                                  3,242,083
JAPAN (19.2%)
  ACOM                                                                                8,600         587,635
  NTT DOCOMO                                                                            190         467,629
  CANON                                                                              39,000       1,473,970
  CHUGAI PHARMACEUTICAL                                                              45,000         538,378
  NIPPON UNIPAC HOLDING                                                                 100         619,056
  FUJI PHOTO FILM                                                                    20,000         645,753
  HIROSE ELECTRIC                                                                     5,200         453,362


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 21

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
JAPAN - CONTINUED
  HONDA MOTOR                                                                        18,500    $    750,125
  HOYA                                                                               11,100         807,542
  KANEKA                                                                             53,000         369,222
  KAO                                                                                27,000         621,725
  MURATA MANUFACTURING                                                               10,000         642,416
  NAMCO LIMITED                                                                      20,000         381,278
  NINTENDO                                                                            4,700         692,099
  NIKKO CORDIAL                                                                     173,000         873,227
  NIPPON TELEPHONE & TELEGRAPH                                                          295       1,213,374
  ROHM COMPANY LIMITED                                                                5,800         865,693
  SONY                                                                               22,200       1,172,418
  SUMITOMO                                                                           89,000         539,079
  TAKEDA CHEMICAL INDUSTRIES                                                         19,000         833,806
  TAKEFUJI                                                                            7,500         521,233
  TERUMO                                                                             19,800         264,639
  YAMANOUCHI PHARMACEUTICAL                                                          20,100         521,533
                                                                                               ------------
                                                                                                 15,855,192
KOREA (3.0%)
  KT CORP ADR                                                                        21,100         456,815
  KOOKMIN BANK-SPON ADR*                                                             15,900         781,485
  SAMSUNG ELECTRONICS                                                                 3,000         820,449
  POSCO ADR                                                                          16,100         439,047
                                                                                               ------------
                                                                                                  2,497,796
NETHERLANDS (5.3%)
  REED ELSEVIER                                                                      65,690         895,281
  ABN AMRO                                                                           54,500         989,827
  WOLTERS KLUWER                                                                     22,100         419,495
  PHILIPS ELECTRONICS                                                                 4,000         111,678
  ING GROEP                                                                          55,262       1,418,996
  FORTIS*                                                                            24,200         515,760
                                                                                               ------------
                                                                                                  4,351,037
PORTUGAL (0.8%)
  BRISA-AUTO ESTRADAS                                                               112,700         634,424
                                                                                               ------------
                                                                                                    634,424
SINGAPORE (1.0%)
  DBS GROUP HOLDINGS                                                                117,578         825,202
                                                                                               ------------
                                                                                                    825,202
SOUTH AFRICA (1.0%)
  ANGLO AMERICAN                                                                     47,300         789,006
                                                                                               ------------
                                                                                                    789,006
SPAIN (3.0%)
  ALTADIS                                                                            75,200       1,552,191
  BANCO POPULAR ESPANOL                                                              21,800         963,884
                                                                                               ------------
                                                                                                  2,516,075
SWEDEN (1.4%)
  NORDEA                                                                            220,000       1,196,888
                                                                                               ------------
                                                                                                  1,196,888
SWITZERLAND (6.1%)
  ZURICH FINANCIAL SERVICES                                                           2,100         424,007
  NOVARTIS                                                                           41,642       1,831,263
  ROCHE HOLDING-GENUSSS                                                              18,000       1,360,612


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 22

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
SWITZERLAND - CONTINUED
  NESTLE                                                                              6,000    $  1,398,911
                                                                                               ------------
                                                                                                  5,014,793
TAIWAN (0.3%)
  TAIWAN SEMICONDUCTOR ADR*                                                          22,000         286,000
                                                                                               ------------
                                                                                                    286,000
UNITED KINGDOM (24.2%)
  ABBEY NATIONAL                                                                     29,900         351,851
  ALLIED DOMECQ                                                                      63,000         413,173
  BAE SYSTEMS                                                                       273,300       1,395,581
  BARCLAYS                                                                          186,600       1,570,078
  BG GROUP                                                                          282,300       1,228,536
  BRAMBLES INDUSTRIES                                                                68,500         342,741
  BRITISH LAND COMPANY                                                              116,500         989,126
  CGNU                                                                              122,600         985,788
  COMPASS GROUP                                                                      88,700         538,119
  GKN                                                                                80,900         379,505
  GLAXOSMITHKLINE                                                                    92,100       1,990,702
  LATTICE GROUP                                                                     230,400         600,550
  RECKITT BENCKISER                                                                  43,300         776,846
  REUTERS GROUP                                                                      89,900         476,880
  SCHRODERS                                                                         100,000         892,478
  SIX CONTINENTS                                                                     62,900         639,030
  TESCO                                                                             434,280       1,578,806
  UNILEVER                                                                          138,400       1,261,560
  UNITED MICROELECTRONICS ADR*                                                       66,950         492,082
  VODAFONE GROUP                                                                  1,483,500       2,035,169
  WOLSELEY                                                                          100,000       1,013,660
                                                                                               ------------
                                                                                                 19,952,261

TOTAL COMMON STOCK (IDENTIFIED COST $81,345,826)                                                 81,305,890
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (1.2%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                        1.92%    07/01/2002   $   960,910    $    960,910
   DATED 06/28/02 (Collateralized by $934,140 FNMA                                             ------------
   ARM # 505077, 5-1-28, market value $989,737)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $960,910)                                             960,910
                                                                                               ------------

TOTAL INVESTMENTS (100.6%) (Identified Cost $82,306,736)                                         82,266,800

TOTAL LIABILITIES LESS ASSETS (-0.6%)                                                              (490,681)
                                                                                               ------------
TOTAL NET ASSETS (100.0%)                                                                      $ 81,776,119
                                                                                               ============


* Non-income producing security.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 23

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (95.7%)

FINANCE-BANKING (2.2%)
  FREMONT GENERAL                                       7.700%         03/17/2004     $    500,000       $    450,000
  SOVEREIGN BANCORP                                    10.250%         05/15/2004          500,000            530,000
                                                                                                         ------------
                                                                                                              980,000
FINANCE-OTHER (3.0%)
  AMERICREDIT                                           9.875%         04/15/2006          300,000            301,500
  LABRANCHE & CO                                        9.500%         08/15/2004          500,000            520,000
  WESTERN FINANCIAL BANK                                9.625%         05/15/2012          500,000            500,000
                                                                                                         ------------
                                                                                                            1,321,500
INDUSTRIAL-AUTOMOTIVE (3.0%)
  AMERICAN AXLE & MANUFACTURING                         9.750%         03/01/2009          500,000            530,000
  DURA OPERATING                                        9.000%         05/01/2009          500,000            485,000
  VENTURE HOLDINGS TRUST                                9.500%         07/01/2005          500,000            300,000
                                                                                                         ------------
                                                                                                            1,315,000
INDUSTRIAL-BASIC (7.4%)
  BAYOU STEEL                                           9.500%         05/15/2008          300,000            190,500
  IMC GLOBAL                                            6.875%         07/15/2007          500,000            456,364
  LONGVIEW FIBRE(1)                                    10.000%         01/15/2009          500,000            518,750
  LYONDELL CHEMICAL                                     9.625%         05/01/2007          500,000            477,500
  P&L COAL HOLDINGS                                     9.625%         05/15/2008          500,000            528,750
  POTLATCH                                             10.000%         07/15/2011          500,000            547,500
  UCAR FINANCE(1)                                      10.250%         02/15/2012          500,000            510,000
                                                                                                         ------------
                                                                                                            3,229,364
INDUSTRIAL-CAPITAL GOODS (5.1%)
  AGCO                                                  9.500%         05/01/2008          325,000            343,688
  ALLIED WASTE NA                                      10.000%         08/01/2009          500,000            491,290
  BE AEROSPACE                                          8.000%         03/01/2008          500,000            460,000
  COLUMBUS MCKINNON                                     8.500%         04/01/2008          500,000            460,000
  KEY COMPONENTS                                       10.500%         06/01/2008          500,000            495,000
                                                                                                         ------------
                                                                                                            2,249,978
INDUSTRIAL-ENERGY (6.8%)
  GEOPHYSIQUE(1)                                       10.625%         11/15/2007          500,000            512,500
  COMSTOCK RESOURCES                                   11.250%         05/01/2007          500,000            516,250
  PARKER DRILLING                                       5.500%         08/01/2004          500,000            473,125
  PLAINS EXPLORATION & PRODUCTION(1)                    8.750%         07/01/2012          500,000            491,880
  PLAINS RESOURCES                                     10.250%         03/15/2006          500,000            516,250
  TRICO MARINE SERVICES(1)                              8.875%         05/15/2012          500,000            495,000
                                                                                                         ------------
                                                                                                            3,005,005
INDUSTRIAL-ENTERTAINMENT (3.3%)
  REGAL CINEMAS(1)                                      9.375%         02/01/2012          500,000            517,500
  ROYAL CARIBBEAN CRUISES                               6.750%         03/15/2008          500,000            430,000
  SIX FLAGS                                             8.875%         02/01/2010          500,000            497,500
                                                                                                         ------------
                                                                                                            1,445,000
INDUSTRIAL-GAMING (4.7%)
  MANDALAY RESORT GROUP                                 9.250%         12/01/2005          500,000            513,750
  HERBST GAMING                                        10.750%         09/01/2008          500,000            526,250
  MOHEGAN TRIBAL GAMING                                 8.750%         01/01/2009          500,000            518,125
  STATION CASINOS                                       8.875%         12/01/2008          500,000            507,500
                                                                                                         ------------
                                                                                                            2,065,625


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 24

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-HEALTHCARE (4.3%)
  ATHENA NEUROSCIENCES FINANCE                          7.250%         02/21/2008     $    500,000       $    432,117
  INSIGHT HEALTH SERVICES                               9.875%         11/01/2011          500,000            502,500
  SERVICE CORP INTERNATIONAL                            6.500%         03/15/2008          500,000            445,000
  UNIVERSAL HOSPITAL SERVICES                          10.250%         03/01/2008          500,000            500,000
                                                                                                         ------------
                                                                                                            1,879,617
INDUSTRIAL-MEDIA-CABLE (5.7%)
  CHARTER COMMUNICATIONS(2)                             0.000%          5/15/2011          500,000            175,000
  ECHOSTAR DBS                                          9.375%         02/01/2009          500,000            462,500
  INSIGHT MIDWEST                                       9.750%         10/01/2009          500,000            460,000
  MEDIACOM BROADBAND                                   11.000%         07/15/2013          500,000            467,500
  PANAMSAT(1)                                           8.500%         02/01/2012          500,000            460,000
  ROGERS COMMUNICATIONS                                 8.875%         07/15/2007          500,000            455,000
                                                                                                         ------------
                                                                                                            2,480,000
INDUSTRIAL-MEDIA-NON-CABLE (7.2%)
  AMERICAN MEDIA OPERATION                             10.250%         05/01/2009          500,000            525,000
  CORUS ENTERTAINMENT                                   8.750%         03/01/2012          500,000            500,000
  ENTRAVISION COMMUNICATIONS(1)                         8.125%         03/15/2009          500,000            502,500
  HOLLINGER INTERNATIONAL PUBLISHING                    9.250%         02/01/2006          500,000            515,000
  SALEM COMMUNICATIONS HOLDING                          9.000%         07/01/2011          100,000            101,000
  SINCLAIR BROADCAST GROUP(1)                           8.000%         03/15/2012          500,000            492,500
  SPANISH BROADCASTING SYSTEMS                          9.625%         11/01/2009          500,000            515,000
                                                                                                         ------------
                                                                                                            3,151,000
INDUSTRIAL-OTHER CONSUMER CYCLICALS (11.1%)
  TROPICAL SPORTSWEAR INTERNATIONAL                    11.000%         05/01/2008          500,000            527,500
  D R HORTON(1)                                         8.500%         04/15/2012          500,000            501,875
  FELCOR LODGING                                        9.500%         09/15/2008          500,000            507,500
  GUESS                                                 9.500%         08/15/2003          500,000            470,000
  HMH PROPERTIES                                        7.875%         08/01/2008          500,000            476,250
  JOHN Q HAMMONS HOTELS(1)                              8.875%         05/15/2012          500,000            490,000
  TOMMY HILFIGER USA                                    6.850%         06/01/2008          500,000            469,866
  LEVI STRAUSS & CO                                     7.000%         11/01/2006          500,000            415,000
  M D C HOLDINGS                                        8.375%         02/01/2008          500,000            505,000
  RYLAND GROUP                                          8.250%         04/01/2008          500,000            500,000
                                                                                                         ------------
                                                                                                            4,862,991
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (13.7%)
  JARDEN(1)                                             9.750%         05/01/2012          500,000            477,500
  AMERICAN SEAFOOD GROUP(1)                            10.125%         04/15/2010          500,000            505,000
  CENTRAL GARDEN & PET                                  6.000%         11/15/2003          500,000            465,625
  CHIQUITA BRANDS                                      10.560%         03/15/2009          500,000            525,000
  DEAN FOODS                                            8.150%         08/01/2007          500,000            517,632
  DEL MONTE                                             9.250%         05/15/2011          500,000            520,000
  CARROLS                                               9.500%         12/01/2008          500,000            495,000
  PERKINS FAMILY RESTAURANTS                           10.125%         12/15/2007          500,000            500,000
  SBARRO                                               11.000%         09/15/2009          500,000            500,000
  FLEMING COMPANIES                                    10.125%         04/01/2008          500,000            507,500
  ICON HEALTH & FITNESS(1)                             11.250%         04/01/2012          500,000            492,500
  SALTON                                               10.750%         12/15/2005          500,000            502,500
                                                                                                         ------------
                                                                                                            6,008,257


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 25

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------

INDUSTRIAL-RETAILERS (2.7%)
  CSK AUTO                                             11.000%         11/01/2006     $    500,000       $    509,375
  NATIONAL VISION                                      12.000%         03/30/2009          297,338            224,490
  SAKS                                                  7.500%         12/01/2010          500,000            447,500
                                                                                                         ------------
                                                                                                            1,181,365
INDUSTRIAL-SERVICES (1.8%)
  COINMACH(1)                                           9.000%         02/01/2010          500,000            507,500
  COMFORCE OPERATING                                   12.000%         12/01/2007          500,000            302,500
                                                                                                         ------------
                                                                                                              810,000
INDUSTRIAL-TECHNOLOGY (2.1%)
  FISHER SCIENTIFIC                                     9.000%         02/01/2008          500,000            511,250
  XEROX CAP EUROPE PLC                                  5.875%         05/15/2004          500,000            410,000
                                                                                                         ------------
                                                                                                              921,250
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (1.4%)
  LEVEL 3 COMMUNICATIONS(2)                             0.000%          3/15/2010          500,000             85,000
  QWEST CAPITAL FUNDING                                 7.250%         02/15/2011          500,000            280,000
  TIME WARNER TELECOM                                   9.750%         07/15/2008          500,000            240,000
                                                                                                         ------------
                                                                                                              605,000
INDUSTRIAL-TELECOMMUNICATIONS-WIRELESS (1.5%)
  NEXTEL COMMUNICATIONS CLASS A(2)                      0.000%         02/15/2008          500,000            240,000
  TRITON PCS(2)                                         0.000%         05/01/2008          500,000            310,000
  US UNWIRED(2)                                         0.000%         11/01/2009          500,000            120,000
                                                                                                         ------------
                                                                                                              670,000
INDUSTRIAL-TRANSPORTATION (1.0%)
  NORTHWEST AIRLINES                                    9.875%         03/15/2007          500,000            450,000
                                                                                                         ------------
                                                                                                              450,000
INDUSTRIAL-UTILITIES (4.0%)
  AMERIGAS PARTNERS                                     8.875%         05/20/2011          500,000            520,000
  CALPINE                                               8.500%         02/15/2011          500,000            335,000
  SOUTHERN ENERGY(1)                                    7.900%         07/15/2009          500,000            345,000
  WESTERN GAS RESOURCES                                10.000%         06/15/2009          500,000            540,000
                                                                                                         ------------
                                                                                                            1,740,000
YANKEE (3.7%)
  KAPPA BEHEER BV                                      10.625%         07/15/2009          500,000            545,000
  PETROLEUM GEO-SERVICES                                6.625%         03/30/2008          200,000            152,000
  FAIRFAX FINANCIAL HOLDINGS                            6.875%         04/15/2008          500,000            407,082
  INTRAWEST                                             9.750%         08/15/2008          500,000            507,500
                                                                                                         ------------
                                                                                                            1,611,582

TOTAL CORPORATE BONDS (IDENTIFIED COST $43,213,029)                                                        41,982,534
                                                                                                         ------------

SHORT-TERM INVESTMENTS (4.9%)

  FIFTH THIRD REPURCHASE AGREEMENT                      1.92%          07/01/2002        2,167,498          2,167,498
  DATED 06/28/02 (Collateralized by $2,179,160 FNMA                                                      ------------
  ARM # 1997-92E, 4-18-24, market value $2,232,523)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,167,498)                                                   2,167,498
                                                                                                         ------------


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 26

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.6%) (IDENTIFIED COST $45,380,527)                                                 $ 44,150,032

TOTAL LIABILITIES LESS ASSETS (-0.6%)                                                                        (266,062)
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $ 43,883,970
                                                                                                         ============


(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Security represents a step bond. Rate disclosed is as of June 30, 2002.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 27

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (2.4%)

  CAPTIVA CBO 1997-1 LTD (CLASS A)(1)                   6.860%         11/30/2020     $  1,434,489       $  1,496,861
                                                                                                         ------------
                                                                                                            1,496,861

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $1,408,403)                                                  1,496,861
                                                                                                         ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

  COLLATERALIZED MORTGAGE SECURITIES CORP 1988 (I-3)    9.450%         02/01/2017          129,412            142,915
                                                                                                         ------------
                                                                                                              142,915

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Identified Cost $132,672)                                          142,915
                                                                                                         ------------
CORPORATE BONDS (49.7%)

FINANCE-BANKING (10.2%)
  ABN AMRO BANK                                         7.300%         12/01/2026          250,000            259,499
  BANK OF AMERICA                                       7.125%         03/01/2009          500,000            535,817
  COMM CREDIT                                           6.750%         07/01/2007        1,000,000          1,080,533
  NATIONSBANK (BANK OF AMERICA)                         8.570%         11/15/2024        1,000,000          1,191,394
  REGIONS FINANCIAL                                     6.375%         05/15/2012        1,000,000          1,029,298
  STANDARD FEDERAL                                      7.750%         07/17/2006          600,000            650,275
  WELLS FARGO                                           6.450%         02/01/2011        1,000,000          1,045,176
  WELLS FARGO FINANCIAL                                 4.875%         06/12/2007          500,000            499,341
                                                                                                         ------------
                                                                                                            6,291,333
FINANCE-OTHER (9.1%)
  CIGNA                                                 8.300%         01/15/2023          365,000            427,059
  EXECUTIVE RISK                                        7.125%         12/15/2007        1,000,000          1,102,709
  GENERAL ELECTRIC CAPITAL                              8.650%         05/15/2009          375,000            440,277
  GENERAL ELECTRIC CAPITAL                              5.875%         02/15/2012        1,000,000            990,392
  INTERNATIONAL LEASE FINANCE                           5.800%         08/15/2007        1,000,000          1,019,976
  MBIA                                                  8.200%         10/01/2022          500,000            536,553
  NYNEX CAPITAL FUNDING                                 8.750%         12/01/2004        1,000,000          1,102,380
                                                                                                         ------------
                                                                                                            5,619,346
INDUSTRIAL-AUTOMOTIVE (1.6%)
  GENERAL MOTORS                                        8.100%         06/15/2024        1,000,000          1,006,218
                                                                                                         ------------
                                                                                                            1,006,218
INDUSTRIAL-ENERGY (4.3%)
  NATIONAL FUEL GAS                                     6.303%         05/27/2008        1,000,000          1,033,585
  OCEAN ENERGY                                          7.625%         07/01/2005          500,000            528,881
  PHILLIPS PETROLEUM                                    7.920%         04/15/2023        1,000,000          1,050,217
                                                                                                         ------------
                                                                                                            2,612,683
INDUSTRIAL-HEALTHCARE (3.7%)
  KAISER FOUNDATION HOSPITAL                            8.750%         08/11/2003        1,200,000          1,236,750
  TENET HEALTHCARE                                      6.375%         12/01/2011        1,000,000          1,012,266
                                                                                                         ------------
                                                                                                            2,249,016
INDUSTRIAL-OTHER (0.9%)
  DEERE & COMPANY                                       8.950%         06/15/2019          500,000            569,853
                                                                                                         ------------
                                                                                                              569,853
INDUSTRIAL-SERVICES (0.4%)
  FIRST DATA (MTND)                                     6.375%         12/15/2007          225,000            241,928
                                                                                                         ------------
                                                                                                              241,928


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 28

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-TECHNOLOGY (1.7%)
  ORACLE                                                6.720%         02/15/2004     $  1,000,000       $  1,050,048
                                                                                                         ------------
                                                                                                            1,050,048
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (4.8%)
  BELLSOUTH TELECOMMUNICATIONS                          6.300%         12/15/2015          398,969            404,228
  CAROLINA TELEPHONE & TELEGRAPH                        6.750%         08/15/2013          375,000            343,178
  CHEASAPEAKE & POTOMIC TELEPHONE                       7.625%         12/01/2012          865,000            922,874
  GTE HAWAIIAN TELEPHONE                                7.375%         09/01/2006          500,000            540,367
  PACIFIC BELL (SBC COMMUNINCATIONS)                    7.500%         02/01/2033          405,000            410,635
  SOUTHERN NEW ENGLAND TELEPHONE                        7.125%         08/01/2007          300,000            326,954
                                                                                                         ------------
                                                                                                            2,948,236
INDUSTRIAL-TRANSPORTATION (1.5%)
  US AIRWAYS                                            8.360%         07/20/2020          938,881            898,474
                                                                                                         ------------
                                                                                                              898,474
UTILITIES (8.6%)
  ALLETE                                                7.800%         02/15/2008        1,000,000          1,073,593
  ARIZONA PUBLIC SERVICE                                6.750%         11/15/2006        1,000,000          1,056,580
  PACIFIC GAS & ELECTRIC                                8.250%         11/01/2022          500,000            500,000
  PACIFICORP                                            8.950%         09/01/2011          600,000            730,134
  PACIFICORP                                            9.150%         08/09/2011        1,000,000          1,229,933
  SOYLAND POWER COOP                                    8.670%         09/15/2018          600,000            689,526
                                                                                                         ------------
                                                                                                            5,279,766
YANKEE (2.9%)
  FAIRFAX FINANCIAL HOLDINGS                            7.375%         03/15/2006        1,000,000            868,485
  INTER-AMERICAN DEVELOPMENT BANK                       7.125%         03/15/2023          750,000            785,891
  MIDLAND BANK PLC HSBC(3)                              2.625%         09/29/2049          200,000            155,690
                                                                                                         ------------
                                                                                                            1,810,066

TOTAL CORPORATE BONDS (IDENTIFIED COST $30,227,865)                                                        30,576,967
                                                                                                         ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (45.3%)

U.S. TREASURY BONDS (7.4%)
  UNITED STATES TREASURY BONDS                          8.125%         08/15/2021        2,000,000          2,580,896
  UNITED STATES TREASURY BONDS                          7.250%         08/15/2022        1,100,000          1,310,278
  UNITED STATES TREASURY BONDS                          6.125%         08/15/2029          610,000            647,856
                                                                                                         ------------
                                                                                                            4,539,030
U.S. TREASURY NOTES (2.5%)
  UNITED STATES TREASURY NOTES                          6.500%         02/15/2010          500,000            558,940
  UNITED STATES TREASURY NOTES                          4.875%         02/15/2012          438,000            439,643
  UNITED STATES TREASURY NOTES                          5.000%         08/15/2011          500,000            506,945
                                                                                                         ------------
                                                                                                            1,505,528
FEDERAL AGRICULTURE MORTGAGE CORPORATION (FAMC) (3.4%)
  FAMC                                                  4.500%         04/11/2005        1,000,000          1,024,277
  FAMC                                                  5.900%         03/03/2009        1,000,000          1,056,036
                                                                                                         ------------
                                                                                                            2,080,313
FEDERAL FARM CREDIT BANK (FFCB) (1.6%)
  FFCB                                                  6.190%         01/14/2008          100,000            101,957
  FFCB                                                  6.320%         10/12/2010          325,000            348,450
  FFCB                                                  6.240%         12/21/2011          500,000            516,114
                                                                                                         ------------
                                                                                                              966,521


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 29

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB) (18.2%)
  FHLB                                                  4.000%         02/15/2005     $    500,000       $    506,422
  FHLB(2)                                               4.500%         04/19/2007          500,000            511,102
  FHLB                                                  4.875%         05/15/2007          500,000            501,656
  FHLB                                                  5.250%         02/13/2009        1,925,000          1,970,178
  FHLB                                                  7.575%         02/08/2010        1,500,000          1,639,717
  FHLB                                                  5.875%         02/15/2011        1,150,000          1,189,451
  FHLB                                                  5.800%         11/07/2011        1,000,000          1,007,126
  FHLB                                                  5.625%         11/15/2011        2,750,000          2,808,446
  FHLB                                                  6.045%         05/12/2014        1,000,000          1,040,127
                                                                                                         ------------
                                                                                                           11,174,225
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.8%)
  FHLMC                                                 5.900%         02/14/2006          100,000            106,410
  FHLMC                                                 6.980%         01/22/2007           75,000             79,889
  FHLMC                                                 7.000%         03/15/2010        1,000,000          1,119,064
  FHLMC                                                 5.750%         01/15/2012        1,000,000          1,027,414
                                                                                                         ------------
                                                                                                            2,332,777
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.7%)
  FNMA                                                  4.300%         10/02/2006        2,000,000          2,002,126
  FNMA                                                  6.170%         01/15/2008          400,000            407,772
  FNMA                                                  6.125%         03/05/2008          300,000            308,070
  FNMA                                                  6.000%         03/26/2009          638,000            653,420
  FNMA                                                  6.625%         11/15/2010        1,000,000          1,088,320
  FNMA                                                  6.625%         11/15/2030          250,000            263,949
                                                                                                         ------------
                                                                                                            4,723,657
USA EDUCATION (SLMA) (0.7%)
  SLMA(4)                                               0.000%         05/15/2014        1,130,000            439,720
                                                                                                         ------------
                                                                                                              439,720

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $27,024,846)                                  27,761,771
                                                                                                         ------------

SHORT-TERM INVESTMENTS (0.5%)

  FIFTH THIRD REPURCHASE AGREEMENT                      1.920%         07/01/2002          308,917            308,917
   DATED 06/28/02 (Collateralized by $304,184 FNMA                                                       ------------
   ARM # 409855, 3-1-28, market value $318,185)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $308,917)                                                       308,917
                                                                                                         ------------

TOTAL INVESTMENTS (98.1%) (IDENTIFIED COST $59,102,703)                                                    60,287,431

TOTAL ASSETS LESS LIABILITES (1.9%)                                                                         1,141,891
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $ 61,429,322
                                                                                                         ============


(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Security represents a step bond. Rate disclosed is as of June 30, 2002.
(3)Represents a variable or increasing rate security. Rate disclosed is the current rate.
(4)Security represents a zero coupon bond.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 30

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (3.9%)

  BANKBOSTON HOME EQUITY LOAN TRUST (1998-2 A4)         6.110%          9/25/2013     $  1,930,000        $ 1,979,319
  CONTIMORTGAGE HOME EQUITY LOAN TRUST (1999-1 A3)      6.170%         05/25/2021          460,814            462,840
                                                                                                         ------------
                                                                                                            2,442,159

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $2,338,155)                                                  2,442,159
                                                                                                         ------------
CORPORATE BONDS (39.2%)

FINANCE-BANKING (9.7%)
  CITIGROUP                                             6.750%         12/01/2005        1,000,000          1,075,010
  COMM CREDIT                                           6.500%         06/01/2005        1,000,000          1,070,557
  FIRST BANK                                            7.300%         08/15/2005          500,000            548,486
  HOUSEHOLD BANK                                        6.500%         07/15/2003        1,000,000          1,026,924
  HOUSEHOLD FINANCE                                     5.875%         11/01/2002          463,000            468,449
  NCNB                                                  9.500%         06/01/2004          285,000            316,613
  WELLS FARGO COMPANY                                   6.750%         06/15/2007        1,000,000          1,081,978
  WELLS FARGO FINANCIAL                                 4.875%         06/12/2007          500,000            499,341
                                                                                                         ------------
                                                                                                            6,087,358
FINANCE-BROKER RELATED (1.4%)
  SALOMON                                               7.125%         10/01/2006          800,000            870,622
                                                                                                         ------------
                                                                                                              870,622
FINANCE-OTHER (4.1%)
  FLEET FINANCIAL GROUP                                 7.190%         10/02/2012        1,000,000          1,010,692
  FORD MOTOR CREDIT                                     7.500%         03/15/2005        1,000,000          1,045,805
  SAFECO                                                7.875%         04/01/2005          500,000            513,987
                                                                                                         ------------
                                                                                                            2,570,484
INDUSTRIAL-BASIC (1.0%)
  CYTEC INDUSTRIES                                      6.500%         03/15/2003          650,000            659,198
                                                                                                         ------------
                                                                                                              659,198
INDUSTRIAL-CAPITAL GOODS (1.6%)
  COOPER INDUSTRIES                                     5.880%         02/20/2003        1,000,000          1,015,922
                                                                                                         ------------
                                                                                                            1,015,922
INDUSTRIAL-ENERGY (3.7%)
  CHEVRON TRUST FUND                                    8.110%         12/01/2004          367,266            392,042
  NATIONAL FUEL GAS                                     6.214%         08/12/2027        1,000,000          1,003,326
  OCEAN ENERGY                                          7.625%         07/01/2005          845,000            893,809
                                                                                                         ------------
                                                                                                            2,289,177
INDUSTRIAL-ENTERTAINMENT (0.8%)
  WALT DISNEY                                           5.250%         11/10/2003          500,000            512,899
                                                                                                         ------------
                                                                                                              512,899
INDUSTRIAL-HEALTHCARE (1.0%)
  CARDINAL HEALTH                                       6.250%         07/15/2008          500,000            526,903
  TENET HEALTHCARE                                      5.375%         11/15/2006          100,000            101,058
                                                                                                         ------------
                                                                                                              627,961
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.0%)
  GILLETTE(1)                                           3.750%         12/01/2004          600,000            605,641
                                                                                                         ------------
                                                                                                              605,641
INDUSTRIAL-RETAILERS (1.6%)
  AUTOZONE                                              6.000%         11/01/2003        1,000,000          1,028,478
                                                                                                         ------------
                                                                                                            1,028,478


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 31

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-TECHNOLOGY (3.3%)
  COMPUTER ASSOCIATES                                   6.250%         08/08/2005     $  1,000,000        $   959,959
  COMPUTER SCIENCES                                     7.500%         08/08/2005        1,000,000          1,089,185
                                                                                                         ------------
                                                                                                            2,049,144
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (1.6%)
  UNITED TELEPHONE FLORIDA                              6.250%         05/15/2003        1,000,000          1,012,881
                                                                                                         ------------
                                                                                                            1,012,881
INDUSTRIAL-TRANSPORTATION (0.8%)
  SOUTHWEST AIRLINES                                    8.750%         10/15/2003          500,000            525,828
                                                                                                         ------------
                                                                                                              525,828
UTILITIES (7.6%)
  ATLANTIC CITY ELECTRIC                                7.125%         02/02/2004        1,000,000          1,024,944
  CENTRAL POWER & LIGHT                                 6.875%         02/01/2003        1,000,000          1,022,147
  PACIFICORP                                            6.310%         07/28/2003          550,000            567,914
  PUBLIC SERVICE COMPANY OF COLORADO                    6.000%         04/15/2003        1,000,000          1,020,266
  SOYLAND POWER COOP                                    8.670%         09/15/2018        1,000,000          1,149,210
                                                                                                         ------------
                                                                                                            4,784,481

TOTAL CORPORATE BONDS (IDENTIFIED COST $24,116,934)                                                        24,640,074
                                                                                                         ------------
US GOVERNMENT AND AGENCY SECURITIES (55.4%)

U.S. TREASURY NOTES (18.6%)
  UNITED STATES TREASURY NOTES                          5.875%         11/15/2004          350,000            371,984
  UNITED STATES TREASURY NOTES                          6.750%         05/15/2005        1,250,000          1,364,258
  UNITED STATES TREASURY NOTES                          6.500%         05/15/2005        2,750,000          2,985,276
  UNITED STATES TREASURY NOTES                          5.750%         11/15/2005        1,600,000          1,707,501
  UNITED STATES TREASURY NOTES                          5.875%         11/15/2005        4,900,000          5,250,732
                                                                                                         ------------
                                                                                                           11,679,751
FEDERAL HOME LOAN BANK (FHLB) (16.5%)
  FHLB                                                  4.875%         05/14/2004          750,000            776,464
  FHLB                                                  3.875%         12/15/2004        1,000,000          1,012,011
  FHLB                                                  4.000%         02/15/2005          500,000            506,422
  FHLB                                                  5.890%         06/15/2005          250,000            266,134
  FHLB                                                  5.850%         02/06/2006          500,000            522,946
  FHLB                                                  6.025%         01/24/2007          100,000            102,253
  FHLB                                                  6.000%         02/07/2007          175,000            179,099
  FHLB(2)                                               4.500%         04/19/2007        2,000,000          2,044,408
  FHLB                                                  5.605%         04/30/2007          750,000            769,916
  FHLB                                                  7.325%         05/30/2007          250,000            281,140
  FHLB                                                  6.000%         07/19/2007           50,000             50,092
  FHLB                                                  6.200%         10/10/2007          200,000            215,212
  FHLB                                                  5.900%         08/12/2008        1,525,000          1,586,230
  FHLB                                                  5.850%         08/28/2008        1,515,000          1,560,659
  FHLB                                                  7.575%         02/08/2010          500,000            546,573
                                                                                                         ------------
                                                                                                           10,419,559
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (7.3%)
  FHLMC                                                 4.250%         12/27/2004        1,000,000          1,008,070
  FHLMC                                                 4.910%         12/20/2005        1,000,000          1,012,049
  FHLMC (PASS-THROUGH)                                  8.500%         02/01/2006              449                476
  FHLMC                                                 5.000%         02/10/2006        1,000,000          1,015,833
  FHLMC                                                 5.500%         07/03/2006        1,500,000          1,542,234


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 32

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC (PASS-THROUGH)                                  8.500%         08/01/2006     $      1,046       $      1,109
  FHLMC (PASS-THROUGH)                                  7.500%         01/01/2008           12,589             13,371
                                                                                                         ------------
                                                                                                            4,593,142
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (13.0%)
  FNMA                                                  5.070%         09/19/2005          520,000            523,805
  FNMA                                                  6.140%         11/25/2005          350,000            375,234
  FNMA(3)                                               0.000%         07/24/2006        1,000,000            833,545
  FNMA(2)                                               4.300%         10/02/2006        2,000,000          2,002,126
  FNMA(2)                                               4.050%         10/10/2006        1,000,000          1,003,811
  FNMA (PASS-THROUGH)                                   7.000%         11/01/2007           19,045             20,047
  FNMA                                                  6.560%         12/10/2007          250,000            254,504
  FNMA                                                  5.210%         02/25/2008        1,000,000          1,014,486
  FNMA (PASS-THROUGH)                                   7.000%         12/01/2008           64,998             68,666
  FNMA                                                  5.740%         01/21/2009        1,500,000          1,530,219
  FNMA                                                  6.040%         02/25/2009          500,000            514,648
                                                                                                         ------------
                                                                                                            8,141,091

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (IDENTIFIED COST $34,016,174)                                 34,833,543
                                                                                                         ------------

SHORT-TERM INVESTMENTS (0.6%)

  FIFTH THIRD REPURCHASE AGREEMENT                      1.920%         07/01/2002          348,538            348,538
   DATED 06/28/02 (Collateralized by $345,757 FNMA                                                       ------------
   ARM # 410381, 4-1-26, market value $358,994)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $348,538)                                                       348,538
                                                                                                         ------------


TOTAL INVESTMENTS (99.1%) (IDENTIFIED COST $60,819,801)                                                    62,264,314

TOTAL ASSETS LESS LIABILITIES (0.9%)                                                                          592,244
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $ 62,856,558
                                                                                                         ============

(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Security represents a step bond. Rate disclosed is as of June 30, 2002.
(3)Security represents a zero coupon bond.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 33

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES (0.5%)

  TMS SBA LOAN TRUST (1999-1 A)(2)                       2.550%        07/15/2025     $    763,980       $    763,506
                                                                                                         ------------
TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $763,934)                                                      763,506
                                                                                                         ------------

PROJECT LOANS (0.6%)

  MERRILL LYNCH 42                                       7.430%        09/01/2022          876,581            898,968
                                                                                                         ------------

TOTAL PROJECT LOANS (IDENTIFIED COST $897,165)                                                                898,968
                                                                                                         ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)

  FANNIE MAE GRANTOR TRUST 2002-T4 A2                    7.000%        12/25/2041          699,811            724,922
  GMAC COMMERCIAL MORTGAGE SECURITIES (1998-C2 X)(2),(3) 0.595%        05/15/2035        4,116,055            131,825
  GS MORTGAGE SECURITIES CORPORATION (1999-3 A)(1)       8.000%        08/19/2029          988,738          1,095,149
  RESIDENTIAL FUNDING MORTGAGE SECURITIES
   (1998-S9 1A1)                                         6.500%        04/25/2013          452,284            465,419
                                                                                                         ------------
                                                                                                            2,417,315

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,419,240)                                      2,417,315
                                                                                                         ------------

U.S. GOVERNMENT AND AGENCY BONDS (90.7%)

U.S. TREASURY NOTES (0.8%)
  UNITED STATES TREASURY STRIP                           6.060%        11/15/2021        3,550,000          1,123,070
                                                                                                         ------------
                                                                                                            1,123,070
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (20.5%)
  FHLMC                                                  6.500%        08/01/2010          128,070            134,048
  FHLMC                                                  6.500%        09/01/2010          132,703            138,897
  FHLMC                                                  6.500%        10/01/2010          312,361            326,946
  FHLMC                                                  6.500%        11/01/2010          147,025            153,890
  FHLMC                                                  6.500%        01/01/2011          166,916            174,713
  FHLMC                                                  6.500%        02/01/2011          166,724            174,508
  FHLMC                                                  6.500%        04/01/2011          384,203            401,955
  FHLMC                                                  6.000%        08/01/2012          301,153            311,233
  FHLMC                                                  6.000%        09/01/2012           49,757             51,425
  FHLMC                                                  6.000%        12/01/2012          142,290            147,051
  FHLMC                                                  6.500%        12/01/2012        1,422,977          1,485,169
  FHLMC                                                  6.000%        01/01/2013           35,658             36,851
  FHLMC                                                  6.000%        02/01/2013          118,982            122,521
  FHLMC                                                  6.500%        02/01/2013          105,670            110,289
  FHLMC                                                  6.000%        03/01/2013          370,246            382,637
  FHLMC                                                  6.000%        04/01/2013          363,147            373,943
  FHLMC                                                  6.500%        04/01/2013           11,287             11,773
  FHLMC                                                  6.500%        05/01/2013          305,232            318,573
  FHLMC                                                  5.500%        06/01/2013           33,123             33,676
  FHLMC                                                  6.000%        08/01/2013          560,561            577,225
  FHLMC                                                  6.000%        09/01/2013          536,634            552,586
  FHLMC                                                  5.500%        11/01/2013           41,256             41,944


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 34

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC                                                 5.500%         12/01/2013     $  1,441,421       $  1,465,425
  FHLMC                                                 5.500%         01/01/2014        1,406,240          1,429,650
  FHLMC                                                 6.500%         01/01/2014          323,216            337,080
  FHLMC                                                 5.500%         02/01/2014           19,044             19,362
  FHLMC                                                 5.500%         03/01/2014        1,019,210          1,034,610
  FHLMC                                                 5.500%         04/01/2014          246,242            249,963
  FHLMC                                                 6.000%         04/01/2014          744,114            765,749
  FHLMC                                                 5.500%         05/01/2014          649,087            658,895
  FHLMC                                                 6.000%         05/01/2014          703,521            723,974
  FHLMC                                                 5.500%         06/01/2014          196,703            199,676
  FHLMC                                                 6.000%         07/01/2014           74,546             76,713
  FHLMC                                                 7.500%         09/01/2014          180,680            191,289
  FHLMC                                                 7.000%         06/01/2015           64,226             67,522
  FHLMC                                                 7.500%         07/01/2015           16,443             17,383
  FHLMC                                                 5.500%         02/01/2016          166,076            167,495
  FHLMC                                                 5.500%         05/01/2016          162,219            162,741
  FHLMC                                                 6.500%         05/01/2016          359,537            373,199
  FHLMC                                                 6.000%         06/01/2016          119,167            121,805
  FHLMC                                                 6.000%         11/01/2016        2,008,219          2,052,658
  FHLMC                                                 6.500%         02/01/2017           60,926             63,223
  FHLMC                                                 5.500%         05/01/2017           83,156             83,380
  FHLMC                                                 6.000%         05/01/2017        1,966,260          2,008,781
  FHLMC                                                 5.500%         06/01/2017          916,844            919,309
  FHLMC                                                 6.500%         04/01/2018          464,384            479,453
  FHLMC                                                 9.000%         09/01/2018          109,636            118,157
  FHLMC                                                 7.000%         06/01/2024           14,867             15,495
  FHLMC                                                 8.000%         07/01/2024          373,946            400,543
  FHLMC                                                 8.000%         08/01/2024           50,673             54,277
  FHLMC                                                 8.000%         06/01/2025            4,014              4,310
  FHLMC                                                 8.000%         07/01/2025          218,934            234,626
  FHLMC                                                 8.000%         09/01/2025            8,270              8,854
  FHLMC                                                 8.000%         11/01/2025            9,218              9,868
  FHLMC                                                 8.000%         12/01/2025           62,950             67,463
  FHLMC                                                 8.000%         01/01/2026            4,125              4,417
  FHLMC                                                 7.000%         05/01/2026           63,730             66,421
  FHLMC                                                 8.000%         06/01/2026           90,838             97,127
  FHLMC                                                 8.000%         09/01/2027              960              1,029
  FHLMC                                                 6.000%         01/01/2029          428,940            431,739
  FHLMC                                                 6.000%         02/01/2029          187,844            189,071
  FHLMC                                                 6.000%         03/01/2029        1,252,991          1,261,165
  FHLMC                                                 6.500%         04/01/2029        1,919,179          1,966,391
  FHLMC                                                 6.500%         05/01/2029          329,930            337,627
  FHLMC                                                 6.500%         07/01/2029          161,357            165,122
  FHLMC                                                 6.500%         01/01/2030          470,756            481,738
  FHLMC                                                 6.500%         02/01/2030          195,863            200,433
  FHLMC                                                 6.500%         04/01/2030          232,348            237,442
  FHLMC                                                 7.500%         10/01/2030           20,046             21,069
  FHLMC                                                 6.500%         03/01/2031          274,553            280,497
  FHLMC                                                 6.000%         04/01/2031          241,177            240,979
  FHLMC                                                 7.000%         06/01/2031           42,319             43,881


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 35

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC                                                 6.000%         01/01/2032     $    683,243       $    682,683
  FHLMC                                                 6.000%         02/01/2032        2,280,391          2,278,521
                                                                                                         ------------
                                                                                                           29,632,133
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (49.1%)
  FNMA                                                  6.000%         05/01/2013          412,727            424,831
  FNMA                                                  6.500%         05/01/2013           12,300             12,827
  FNMA                                                  6.000%         07/01/2013           43,061             44,324
  FNMA                                                  6.000%         08/01/2013          268,573            276,449
  FNMA                                                  5.500%         10/01/2013        2,081,339          2,114,435
  FNMA                                                  6.000%         10/01/2013          957,576            989,134
  FNMA                                                  6.500%         10/01/2013          808,711            843,998
  FNMA                                                  6.000%         11/01/2013          256,564            264,090
  FNMA                                                  8.000%         11/01/2013          339,954            362,131
  FNMA                                                  5.500%         12/01/2013        4,050,529          4,114,941
  FNMA                                                  6.000%         12/01/2013          519,132            536,047
  FNMA                                                  6.000%         01/01/2014          331,007            340,702
  FNMA                                                  5.500%         02/01/2014          198,682            201,498
  FNMA                                                  6.000%         02/01/2014          388,762            399,943
  FNMA                                                  5.500%         03/01/2014          217,450            220,909
  FNMA                                                  6.000%         03/01/2014          146,622            150,863
  FNMA                                                  6.000%         04/01/2014           67,429             69,365
  FNMA                                                  6.000%         05/01/2014          211,961            218,035
  FNMA                                                  6.000%         06/01/2014           68,876             70,864
  FNMA                                                  5.500%         07/01/2014          376,454            382,441
  FNMA                                                  6.000%         07/01/2014           26,982             27,755
  FNMA                                                  6.000%         08/01/2014          824,179            847,798
  FNMA                                                  8.000%         08/01/2014          467,273            499,300
  FNMA                                                  6.000%         11/01/2014          721,043            741,706
  FNMA                                                  5.500%         08/01/2015          571,791            580,883
  FNMA                                                  6.500%         03/01/2016          548,029            568,706
  FNMA                                                  5.500%         04/01/2016          164,896            165,277
  FNMA                                                  6.000%         04/01/2016          715,846            731,234
  FNMA                                                  6.500%         05/01/2016           26,307             27,296
  FNMA                                                  6.500%         07/01/2016          496,463            515,124
  FNMA                                                  6.500%         08/01/2016           80,080             83,090
  FNMA                                                  6.000%         09/01/2016          577,790            590,211
  FNMA                                                  6.500%         09/01/2016           82,450             85,550
  FNMA                                                  6.000%         10/01/2016          521,546            532,759
  FNMA                                                  6.000%         12/01/2016          471,080            481,208
  FNMA                                                  5.500%         01/01/2017        1,299,287          1,302,287
  FNMA                                                  6.000%         01/01/2017           27,069             27,651
  FNMA                                                  5.500%         02/01/2017        1,469,801          1,473,348
  FNMA                                                  5.500%         03/01/2017           25,143             25,190
  FNMA                                                  6.000%         03/01/2017          816,324            833,569
  FNMA                                                  5.500%         04/01/2017        1,972,639          1,976,336
  FNMA                                                  5.500%         05/01/2017        1,135,398          1,137,527
  FNMA                                                  5.500%         06/01/2017          532,415            533,413
  FNMA                                                  6.500%         05/01/2018          958,990            989,324
  FNMA                                                  6.000%         01/25/2022          496,983            511,571
  FNMA                                                  8.000%         05/01/2022           69,026             73,531


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 36

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                  7.500%         08/01/2023     $    123,010       $    130,402
  FNMA                                                  6.500%         11/01/2024          360,764            371,425
  FNMA                                                  7.000%         10/01/2025          310,040            322,560
  FNMA                                                  7.500%         02/01/2026          228,911            242,017
  FNMA                                                  7.000%         09/01/2026          195,914            203,826
  FNMA                                                  7.500%         09/01/2026          223,610            236,000
  FNMA                                                  7.000%         04/01/2027          198,632            206,365
  FNMA                                                  7.500%         05/01/2027           67,965             71,602
  FNMA                                                  6.000%         07/01/2027          419,555            424,189
  FNMA                                                  7.500%         11/01/2027           96,355            101,511
  FNMA                                                  7.500%         12/01/2027          467,099            492,089
  FNMA                                                  7.500%         01/01/2028           14,917             15,734
  FNMA                                                  7.500%         02/01/2028          123,237            130,293
  FNMA                                                  7.500%         06/01/2028           64,989             68,551
  FNMA                                                  6.000%         10/01/2028           32,542             32,742
  FNMA                                                  7.500%         10/01/2028            6,193              6,520
  FNMA                                                  6.000%         12/01/2028           60,844             61,220
  FNMA                                                  6.500%         02/01/2029          409,238            418,543
  FNMA                                                  7.000%         03/01/2029          110,578            114,804
  FNMA                                                  6.500%         04/01/2029          380,281            388,927
  FNMA                                                  7.000%         04/01/2029          535,062            555,035
  FNMA                                                  6.000%         05/01/2029          378,378            380,333
  FNMA                                                  6.500%         05/01/2029          556,681            569,339
  FNMA                                                  7.000%         05/01/2029          599,143            621,507
  FNMA                                                  6.000%         06/01/2029        1,555,324          1,563,661
  FNMA                                                  6.500%         07/01/2029          244,570            250,132
  FNMA                                                  7.000%         07/01/2029           99,205            102,908
  FNMA                                                  6.000%         08/01/2029          516,945            519,617
  FNMA                                                  6.500%         09/01/2029           22,455             22,966
  FNMA                                                  7.500%         09/01/2029        1,399,032          1,469,515
  FNMA                                                  8.000%         10/01/2029          108,464            114,477
  FNMA                                                  6.500%         11/01/2029          327,187            334,625
  FNMA                                                  7.000%         12/01/2029          163,816            169,931
  FNMA                                                  7.000%         01/01/2030           67,124             69,594
  FNMA                                                  6.500%         02/01/2030          365,944            373,754
  FNMA                                                  7.000%         02/01/2030           47,507             49,281
  FNMA                                                  7.000%         10/01/2030           16,060             16,650
  FNMA                                                  7.000%         11/01/2030           44,362             45,995
  FNMA                                                  7.000%         12/01/2030          211,436            219,216
  FNMA                                                  6.500%         01/02/2031          206,127            210,813
  FNMA                                                  7.000%         03/01/2031           83,559             86,633
  FNMA                                                  6.000%         04/01/2031          954,050            952,926
  FNMA                                                  6.000%         05/01/2031          199,953            199,718
  FNMA                                                  6.500%         05/01/2031          470,474            481,890
  FNMA                                                  7.000%         05/01/2031          766,030            794,206
  FNMA                                                  6.000%         07/01/2031          495,938            495,353
  FNMA                                                  6.000%         08/01/2031          723,608            722,756
  FNMA                                                  7.000%         10/01/2031        1,759,875          1,824,617
  FNMA                                                  6.000%         11/01/2031           33,787             33,748
  FNMA                                                  6.500%         11/01/2031        1,053,638          1,075,860


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 37

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                  6.000%         12/01/2031     $    884,024       $    882,984
  FNMA                                                  7.500%         12/01/2031          193,811            203,503
  FNMA                                                  6.000%         01/01/2032          498,220            497,633
  FNMA                                                  7.000%         01/01/2032        1,729,220          1,792,821
  FNMA                                                  6.000%         02/01/2032          998,037            996,815
  FNMA                                                  6.500%         02/01/2032        4,227,336          4,316,460
  FNMA                                                  7.000%         02/25/2032          951,477            985,092
  FNMA                                                  6.500%         03/01/2032        4,628,084          4,725,447
  FNMA                                                  6.000%         04/01/2032        3,236,197          3,231,773
  FNMA                                                  6.500%         04/01/2032        1,333,445          1,361,404
  FNMA                                                  6.000%         05/01/2032          756,124            755,090
  FNMA                                                  6.500%         05/01/2032          332,980            339,962
  FNMA                                                  6.500%         06/01/2032        2,999,700          3,062,593
  FNMA                                                  6.500%         07/01/2032        2,033,305          2,075,937
                                                                                                         ------------
                                                                                                           70,993,361
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (20.3%)
  GNMA                                                  7.250%         04/15/2006          102,843            107,791
  GNMA                                                  5.500%         04/15/2014          277,319            283,515
  GNMA                                                  6.000%         04/15/2014          652,077            674,652
  GNMA                                                  6.500%         08/15/2014           46,993             49,203
  GNMA                                                  8.000%         08/15/2016          153,119            165,247
  GNMA                                                  6.000%         12/15/2016          973,783          1,000,701
  GNMA                                                  8.000%         03/15/2017           33,936             36,653
  GNMA                                                  8.000%         04/15/2017           48,850             52,760
  GNMA                                                  7.500%         12/15/2022          458,968            488,433
  GNMA                                                  7.000%         05/15/2023          205,982            215,784
  GNMA                                                  7.500%         05/15/2023          376,507            400,572
  GNMA                                                  7.000%         07/15/2023          633,824            663,983
  GNMA                                                  7.000%         08/15/2023          228,598            239,476
  GNMA                                                  6.500%         10/15/2023          116,592            120,222
  GNMA                                                  6.500%         11/15/2023          517,040            533,137
  GNMA                                                  6.500%         12/15/2023        3,434,789          3,541,732
  GNMA                                                  7.000%         12/15/2023          466,695            488,901
  GNMA                                                  6.500%         01/15/2024        2,629,641          2,708,518
  GNMA                                                  6.500%         02/15/2024          369,537            380,621
  GNMA                                                  7.000%         02/15/2024        1,330,509          1,392,489
  GNMA                                                  6.500%         03/15/2024          154,480            159,113
  GNMA                                                  6.500%         04/15/2024          768,128            791,169
  GNMA                                                  7.000%         06/15/2024          424,630            444,411
  GNMA                                                  7.000%         10/15/2024          383,744            401,620
  GNMA                                                  6.500%         01/15/2026          732,292            752,395
  GNMA                                                  6.500%         03/15/2026          748,501            769,050
  GNMA                                                  6.500%         04/15/2026          104,265            107,127
  GNMA                                                  6.500%         05/15/2026           29,305             30,109
  GNMA                                                  7.500%         08/15/2026           43,711             46,381
  GNMA                                                  8.000%         09/20/2026          485,299            516,519
  GNMA                                                  7.500%         09/15/2027           89,146             94,477
  GNMA                                                  7.000%         11/15/2027           23,045             24,019
  GNMA                                                  7.000%         06/15/2028        1,828,011          1,903,144
  GNMA                                                  7.000%         07/15/2028          574,493            598,105


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 38

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - CONTINUED
  GNMA                                                  7.000%         08/15/2028     $    624,440       $    650,106
  GNMA                                                  7.000%         09/15/2028          196,427            204,500
  GNMA                                                  7.000%         10/15/2028          325,749            339,138
  GNMA                                                  6.000%         02/20/2029        1,045,900          1,044,902
  GNMA                                                  6.500%         03/15/2029          269,401            276,030
  GNMA                                                  7.000%         03/15/2029          502,716            523,167
  GNMA                                                  7.500%         10/15/2029          138,748            146,569
  GNMA                                                  6.000%         01/15/2032        2,964,966          2,967,342
  GNMA                                                  6.500%         04/15/2032        2,994,649          3,061,329
                                                                                                         ------------
                                                                                                           29,395,112

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (IDENTIFIED COST $127,023,221)                              131,143,676
                                                                                                         ------------

SHORT-TERM INVESTMENTS (5.2%)

       FIFTH THIRD REPURCHASE AGREEMENT                 1.920%         07/01/2002        7,441,555          7,441,555
       DATED 06/28/02 (Collateralized by $7,473,046 FNMA                                                 ------------
       Pool # 535811, 4-1-31, market value $7,664,802)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $7,441,555)                                                   7,441,555
                                                                                                         ------------

TOTAL INVESTMENTS (98.7%) (IDENTIFIED COST $138,545,115)                                                  142,665,020

TOTAL ASSETS LESS LIABILITIES (1.3%)                                                                        1,824,112
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $144,489,132
                                                                                                         ============

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
FORWARD COMMITMENTS
                                                      PRINCIPAL         DELIVERY          COUPON            MARKET
AGENCY                                                 AMOUNT             DATE             RATE              VALUE
---------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT JUNE 30, 2002 (COST PAYABLE $20,204,675)
  FHLMC GP 30YR TBA                                $ 6,000,000         07/15/2002            7.00%       $  6,211,872
  FHLMC GP 30YR TBA                                    200,000         07/15/2002            6.00%            199,437
  FNMA 15YR TBA                                      2,000,000         07/15/2002            5.50%          2,000,000
  FNMA 30YR TBA                                      6,700,000         07/18/2002            6.00%          6,679,062
  FHLMC GP 15YR TBA                                  3,000,000         07/18/2002            6.50%          3,106,875
  FHLMC GP 15YR TBA                                  1,000,000         07/18/2002            6.00%          1,019,375
  FNMA 15YR TBA                                      1,000,000         07/18/2002            6.00%          1,019,062
                                                                                                         ------------
                                                                                                         $ 20,235,683
                                                                                                         ============

TBA SALE COMMITMENTS AT JUNE 30, 2002 (PROCEEDS RECEIVABLE $13,388,514)
  FHLMC GP 30YR TBA                                 $3,000,000         07/15/2002            6.50%       $  3,059,064
  FNMA 15YR TBA                                      2,000,000         07/15/2002            6.50%          2,070,624
  FNMA 30YR TBA                                      7,000,000         07/15/2002            6.50%          7,133,434
  FNMA 30YR TBA                                      1,000,000         07/18/2002            7.00%          1,035,312
                                                                                                         ------------
                                                                                                         $ 13,298,434
                                                                                                         ============


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 39

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS(4)
                                                                                                         UNREALIZED
                                                                        UNITS PER        CURRENT        APPRECIATION/
  TYPE                              EXPIRATION        CONTRACTS         CONTRACT          VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
  EURODOLLAR 90 DAY (BUY)           03/13/2006             7              1,000       $      7,525       $      7,499
  EURODOLLAR 90 DAY (BUY)           03/19/2007            34              1,000              5,580              5,453
  EURODOLLAR 90 DAY (BUY)           06/13/2005            14              1,000             11,508             11,456
  EURODOLLAR 90 DAY (BUY)           06/19/2006            10              1,000              2,666              2,629
  EURODOLLAR 90 DAY (SELL)          06/18/2007            17              1,000               (232)              (296)
  EURODOLLAR 90 DAY (BUY)           09/19/2005             7              1,000              3,700              3,674
  EURODOLLAR 90 DAY (BUY)           09/18/2006            34              1,000              4,808              4,681
  EURODOLLAR 90 DAY (BUY)           12/16/2005             7              1,000              3,887              3,862
  EURODOLLAR 90 DAY (BUY)           12/18/2006            34              1,000              4,925              4,798
  5 YEAR NOTE FUTURE (SELL)         09/18/2002           309              1,000           (385,917)          (384,759)
  10 YEAR NOTE FUTURE (SELL)        09/19/2002            33              1,000            (56,255)           (56,132)
  LONG BOND FUTURE (BUY)            09/19/2002            71              1,000             79,905             79,639
                                                                                                         ------------
                                                                                                         $   (317,498)
                                                                                                         ============

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
WRITTEN OPTION ACTIVITY                                                NUMBER OF        CONTRACT
                                                                       CONTRACTS        PREMIUM
---------------------------------------------------------------------------------------------------------------------
  OPTIONS OUTSTANDING AT BEGINNING OF YEAR                                    0       $          0
  OPTIONS SOLD                                                           80,000             64,425
  OPTIONS EXERCISED OR CANCELLED prior to exercise                      (40,000)           (32,075)
  OPTIONS EXPIRED                                                             -                  -
                                                                   ------------       ------------
  OPTIONS OUTSTANDING AT END OF PERIOD                                   40,000       $     32,350
                                                                   ============       ============

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
CALL OPTIONS WRITTEN                                  NUMBER OF        EXERCISE        EXPIRATION
                                                      CONTRACTS          PRICE             DATE             VALUE
---------------------------------------------------------------------------------------------------------------------
  10 YEAR NOTE FUTURE                                  40,000        $       106        08/24/2002       $     80,000

(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Represents a variable or increasing rate security. Rate disclosed is the current rate.
(3)Interest only security.
(4)A portion of the following security has been segregated and is being held as collateral to cover margin requirements for the outstanding futures contracts as of 6/30/02: FHLMC 6.5% 04/01/29

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 40

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (76.1%)

FEDERAL FARM CREDIT BANK (FFCB) (1.5%)
  FFCB DISCOUNT NOTE                                    2.050%         11/27/2002     $ 17,000,000     $   16,855,760
                                                                                                       --------------
                                                                                                           16,855,760
FEDERAL HOME LOAN BANK (FHLB) (14.2%)
  FHLB DISCOUNT NOTE                                    1.725%         08/30/2002       48,905,000         48,764,399
  FHLB DISCOUNT NOTE                                    1.710%         07/12/2002       49,867,000         49,840,945
  FHLB DISCOUNT NOTE                                    1.725%         07/26/2002       30,000,000         29,964,062
  FHLB DISCOUNT NOTE                                    3.470%         07/29/2002       30,000,000         29,919,033
                                                                                                       --------------
                                                                                                          158,488,439
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (30.3%)
  FHLMC DISCOUNT NOTE                                   1.770%         07/18/2002       50,000,000         49,958,161
  FHLMC DISCOUNT NOTE                                   1.870%         08/02/2002       50,000,000         49,916,888
  FHLMC DISCOUNT NOTE                                   1.760%         08/23/2002       50,252,000         50,121,791
  FHLMC DISCOUNT NOTE                                   1.731%         09/12/2002       49,500,000         49,326,250
  FHLMC DISCOUNT NOTE                                   1.741%         09/26/2002       25,000,000         24,894,815
  FHLMC DISCOUNT NOTE                                   1.890%         11/07/2002       30,000,000         29,796,826
  FHLMC DISCOUNT NOTE                                   2.000%         11/15/2002       34,482,000         34,219,554
  FHLMC DISCOUNT NOTE                                   1.990%         12/20/2002       49,187,000         48,719,341
                                                                                                       --------------
                                                                                                          336,953,626
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (27.3%)
  FNMA DISCOUNT NOTE                                    2.000%         01/10/2003       24,695,000         24,430,215
  FNMA DISCOUNT NOTE                                    2.000%         01/24/2003       24,747,000         24,462,410
  FNMA DISCOUNT NOTE                                    2.250%         02/07/2003       40,000,000         39,447,500
  FNMA DISCOUNT NOTE                                    1.712%         07/31/2002       45,388,000         45,323,247
  FNMA DISCOUNT NOTE                                    3.390%         08/09/2002       25,000,000         24,908,187
  FNMA DISCOUNT NOTE                                    2.055%         09/03/2002       45,969,000         45,801,059
  FNMA DISCOUNT NOTE                                    1.905%         10/23/2002       50,000,000         49,698,375
  FNMA DISCOUNT NOTE                                    2.060%         11/01/2002       50,000,000         49,648,083
                                                                                                       --------------
                                                                                                          303,719,076
USA EDUCATION (FORMERLY STUDENT LOAN MARKETING ASSOCIATION) (SLMA) (2.8%)
  SLMA DISCOUNT NOTE                                    2.260%         09/30/2002       31,515,000         31,334,962
                                                                                                       --------------
                                                                                                           31,334,962

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $847,351,863)                                                    847,351,863
                                                                                                       --------------
SHORT-TERM INVESTMENTS (24.0%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                1.920%         07/01/2002       29,733,512         29,733,512
   06/28/02 (Collateralized by $38,462,189
   Freddie MAC Strip Zero Coupon, 4-1-28, market
   value $30,625,518)
  WELLS FARGO REPURCHASE AGREEMENT DATED                1.930%         07/01/2002      238,000,000        238,000,000
   06/28/02 (Collateralized by $243,478,000 FNMA                                                       --------------
   Strip Zero Coupon, 7-24-02, market value $243,210, 174)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $267,733,512)                                               267,733,512
                                                                                                       --------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $1,115,085,375)                                             1,115,085,375

TOTAL LIABILITIES LESS ASSETS (-0.1%)                                                                      (1,378,684)
                                                                                                       --------------
TOTAL NET ASSETS (100.0%)                                                                              $1,113,706,691
                                                                                                       ==============


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 41

                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.2%)

ACCESSOR FUNDS
  HIGH YIELD BOND                                                    13.8%           147,328     $  1,480,650
  INTERMEDIATE FIXED-INCOME                                          17.6            154,171        1,877,798
  SHORT-INTERMEDIATE FIXED-INCOME                                    42.2            371,474        4,520,837
  MORTGAGE SECURITIES                                                10.8             89,514        1,151,149
  U.S. GOVERNMENT MONEY                                              12.9          1,375,969        1,375,969
                                                                                                 ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,494,055)                                           10,406,403
                                                                                                 ------------

                                                     INTEREST     MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (2.7%)                          RATE         DATE            AMOUNT           VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                     1.920%    07/01/2002     $    289,575     $    289,575
  DATED 06/28/02 (Collateralized by $293,549 FNMA                                                ------------
  ARM # 865585, 5-1-29, market value $298,262)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $289,575)                                               289,575
                                                                                                 ------------


TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $10,783,630)                                            10,695,978

TOTAL ASSETS LESS LIABILITIES (0.1%)                                                                    9,723
                                                                                                 ------------
TOTAL NET ASSETS (100.0%)                                                                        $ 10,705,701
                                                                                                 ============


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 42

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (93.1%)

ACCESSOR FUNDS
  GROWTH                                                              8.9%            29,572     $    560,985
  VALUE                                                               8.8             36,227          553,547
  SMALL TO MID CAP*                                                   5.8             21,697          363,212
  INTERNATIONAL EQUITY*                                               6.4             35,466          400,056
  HIGH YIELD BOND                                                    13.0             81,189          815,948
  INTERMEDIATE FIXED-INCOME                                          12.3             63,512          773,573
  SHORT-INTERMEDIATE FIXED-INCOME                                    22.2            114,617        1,394,890
  MORTGAGE SECURITIES                                                 9.5             46,109          592,963
  U.S. GOVERNMENT MONEY                                               6.2            388,177          388,177
                                                                                                 ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,231,166)                                             5,843,351
                                                                                                 ------------

                                                     INTEREST     MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (4.2%)                          RATE         DATE            AMOUNT           VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                     1.920%    07/01/2002     $    265,163     $    265,163
  DATED 06/28/02 (Collateralized by $257,622 FNMA                                                ------------
  Pool # C58633, 12-1-29, market value $273,118)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $265,163)                                               265,163
                                                                                                 ------------


TOTAL INVESTMENTS (97.3%) (IDENTIFIED COST $6,496,329)                                              6,108,514

TOTAL ASSETS LESS LIABILITIES (2.7%)                                                                  169,633
                                                                                                 ------------
TOTAL NET ASSETS (100.0%)                                                                        $  6,278,147
                                                                                                 ============


*Non-income producing.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 43

                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.7%)

ACCESSOR FUNDS
  GROWTH                                                             14.8%           141,576     $  2,685,689
  VALUE                                                              14.9            176,257        2,693,207
  SMALL TO MID CAP*                                                   9.7            104,674        1,752,246
  INTERNATIONAL EQUITY*                                              10.5            166,338        1,876,293
  HIGH YIELD BOND                                                    14.2            255,162        2,564,378
  INTERMEDIATE FIXED-INCOME                                           8.2            121,554        1,480,530
  SHORT-INTERMEDIATE FIXED-INCOME                                    17.3            257,116        3,129,101
  MORTGAGE SECURITIES                                                 6.0             84,029        1,080,617
  U.S. GOVERNMENT MONEY                                               2.1            381,232          381,232
                                                                                                 ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,209,669)                                           17,643,293
                                                                                                 ------------

                                                     INTEREST     MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (0.5%)                          RATE         DATE            AMOUNT           VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                     1.920%    07/01/2002     $     88,186     $     88,186
  DATED 06/28/02 (Collateralized by $88,541 FNMA                                                 ------------
  Pool # 250826 1-1-04, market value $90,832)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $88,186)                                                 88,186
                                                                                                 ------------

TOTAL INVESTMENTS (98.2%) (IDENTIFIED COST $19,297,855)                                            17,731,479

TOTAL ASSETS LESS LIABILITIES (1.8%)                                                                  327,934
                                                                                                 ------------
TOTAL NET ASSETS (100.0%)                                                                        $ 18,059,413
                                                                                                 ============


*Non-income producing.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 44

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.2%)

ACCESSOR FUNDS
  GROWTH                                                             17.4%           183,667     $  3,484,169
  VALUE                                                              18.0            235,167        3,593,357
  SMALL TO MID CAP*                                                   9.6            115,153        1,927,657
  INTERNATIONAL EQUITY*                                              16.1            282,699        3,188,845
  HIGH YIELD BOND                                                    13.9            276,501        2,778,835
  INTERMEDIATE FIXED-INCOME                                           8.4            137,242        1,671,612
  SHORT-INTERMEDIATE FIXED-INCOME                                    10.2            168,264        2,047,772
  MORTGAGE SECURITIES                                                 4.5             69,407          892,569
  U.S. GOVERNMENT MONEY                                               0.1             20,815           20,815
                                                                                                 ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $20,942,424)                                           19,605,631
                                                                                                 ------------

                                                     INTEREST     MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (0.1%)                          RATE         DATE            AMOUNT           VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                     1.920%    07/01/2002     $     10,263     $     10,263
  DATED 06/28/02 (Collateralized by $10,329 FNMA                                                 ------------
  ARM # 775464, 6-1-19, market value $10,571)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $10,263)                                                 10,263
                                                                                                 ------------


TOTAL INVESTMENTS (98.3%) (IDENTIFIED COST $20,952,687)                                            19,615,894

TOTAL ASSETS LESS LIABILITIES (1.7%)                                                                  342,551
                                                                                                 ------------
TOTAL NET ASSETS (100.0%)                                                                        $ 19,958,445
                                                                                                 ============


*Non-income producing.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 45

                        ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.2%)

ACCESSOR FUNDS
  GROWTH                                                             22.8%           384,896     $  7,301,481
  VALUE                                                              22.5            470,972        7,196,456
  SMALL TO MID CAP*                                                  12.2            232,526        3,892,479
  INTERNATIONAL EQUITY*                                              20.9            586,252        6,612,924
  HIGH YIELD BOND                                                    12.9            410,712        4,127,657
  INTERMEDIATE FIXED-INCOME                                           3.2             84,981        1,035,065
  SHORT-INTERMEDIATE FIXED-INCOME                                     3.7             97,730        1,189,374
  U.S. GOVERNMENT MONEY                                               0.0              3,708            3,708
                                                                                                 ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $34,916,628)                                           31,359,144
                                                                                                 ------------

                                                     INTEREST     MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (0.9%)                          RATE         DATE            AMOUNT           VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                     1.920%    07/01/2002     $    303,118     $    303,118
  DATED 06/28/02 (Collateralized by $301,333 FNMA                                                ------------
  Pool # 252386, 4-1-19, market value $312,212)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $303,118)                                               303,118
                                                                                                 ------------


TOTAL INVESTMENTS (99.1%) (IDENTIFIED COST $35,219,746)                                            31,662,262

TOTAL ASSETS LESS LIABILITIES (0.9%)                                                                  292,553
                                                                                                 ------------
TOTAL NET ASSETS (100.0%)                                                                        $ 31,954,815
                                                                                                 ============


*Non-income producing.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 46

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.4%)

ACCESSOR FUNDS
  GROWTH                                                             27.9%           264,503     $  5,017,617
  VALUE                                                              28.1            330,735        5,053,635
  SMALL TO MID CAP*                                                  18.3            196,900        3,296,109
  INTERNATIONAL EQUITY*                                              24.1            380,740        4,294,747
  U.S. GOVERNMENT MONEY                                               0.0                 34               34
                                                                                                 ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $20,477,634)                                           17,662,142
                                                                                                 ------------

                                                     INTEREST     MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (1.3%)                          RATE         DATE            AMOUNT           VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                     1.920%    07/01/2002     $    225,426     $    225,426
  DATED 06/28/02 (Collateralized by $226,867 FNMA                                                ------------
  ARM# 775464, 6-1-19, market value $232,189)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $225,426)                                               225,426
                                                                                                 ------------


TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $20,703,060)                                            17,887,568

TOTAL ASSETS LESS LIABILITIES (0.3%)                                                                   59,597
                                                                                                 ------------
TOTAL NET ASSETS (100.0%)                                                                        $ 17,947,165
                                                                                                 ============


*Non-income producing.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 47

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)


----------------------------------------------------------------------------------------------------
                                                                                         SMALL TO
                                                     GROWTH             VALUE             MID CAP
----------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                  $ 139,886,422      $ 114,353,580      $ 148,203,899
 REPURCHASE AGREEMENTS, AT COST                        638,899            808,111          1,284,688
                                                ----------------------------------------------------
 TOTAL INVESTMENTS*                                140,525,321        115,161,691        149,488,587
 RECEIVABLE FOR INVESTMENTS SOLD                       442,191          2,978,657          3,318,495
 RECEIVABLE FOR CAPITAL SHARES SOLD                     64,939             72,427             40,538
 DIVIDENDS AND INTEREST RECEIVABLE                     178,612            115,451            139,893
 PREPAID EXPENSES AND OTHER ASSETS                      25,529             47,693             18,956
                                                ----------------------------------------------------
 TOTAL ASSETS                                      141,236,592        118,375,919        153,006,469
                                                ----------------------------------------------------
LIABILITIES:
 PAYABLE FOR INVESTMENTS PURCHASED                          --          1,897,369          2,168,393
 PAYABLE FOR CAPITAL SHARES REPURCHASED                557,144          1,899,866            244,552
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)               54,360             43,790             74,791
 MONEY MANAGERS FEE PAYABLE (Note 3)                    38,926             68,916             67,561
 PAYABLE FOR TRANSFER AGENT FEES (Note 3)               16,187             15,151             20,690
 PAYABLE FOR 12B-1 FEES (Note 3)                        42,005             15,871             12,013
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                    --             23,541                 --
 ACCRUED EXPENSES AND OTHER LIABILITIES                 32,812             17,469             34,955
                                                ----------------------------------------------------
 TOTAL LIABILITIES                                     741,434          3,981,973          2,622,955
                                                ----------------------------------------------------
 NET ASSETS                                      $ 140,495,158      $ 114,393,946      $ 150,383,514
====================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                 $ 187,323,324      $ 148,190,900      $ 222,744,587
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES, AND
  FUTURES CONTRACTS                                 (2,007,268)       (15,549,684)        (1,603,531)
 UNDISTRIBUTED NET INVESTMENT INCOME                      (180)            (1,381)          (100,694)
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                  (44,820,718)       (18,245,889)       (70,656,848)
                                                ----------------------------------------------------
 NET ASSETS                                      $ 140,495,158      $ 114,393,946      $ 150,383,514
====================================================================================================
NET ASSETS
 ADVISOR CLASS                                   $ 114,796,281      $  89,485,404      $ 140,585,717
 INVESTOR CLASS                                     25,698,877         24,908,542          9,797,797
                                                ----------------------------------------------------
 TOTAL                                           $ 140,495,158      $ 114,393,946      $ 150,383,514
====================================================================================================
OUTSTANDING SHARES
 ADVISOR CLASS                                       6,052,411          5,858,165          8,395,793
 INVESTOR CLASS                                      1,380,890          1,630,269            598,482
                                                ----------------------------------------------------
 TOTAL                                               7,433,301          7,488,434          8,994,275
====================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                   $       18.97      $       15.28      $       16.74
====================================================================================================
 INVESTOR CLASS                                  $       18.61      $       15.28      $       16.37
====================================================================================================

 *INVESTMENTS, AT COST                           $ 142,532,589      $ 130,687,834      $ 151,092,118


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 48

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)

----------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL       HIGH YIELD        INTERMEDIATE
                                                     EQUITY             BOND           FIXED-INCOME
----------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                  $  81,305,890      $  41,982,534      $  59,978,514
 REPURCHASE AGREEMENTS, AT COST                        960,910          2,167,498            308,917
                                                ----------------------------------------------------
 TOTAL INVESTMENTS*                                 82,266,800         44,150,032         60,287,431
 FOREIGN CURRENCY AT VALUE                              11,747                 --                 --
 RECEIVABLE FOR INVESTMENTS SOLD                       177,122            120,542                 --
 RECEIVABLE FOR CAPITAL SHARES SOLD                    111,680             16,908            200,673
 DIVIDENDS AND INTEREST RECEIVABLE                     266,864          1,018,992            972,392
 PREPAID EXPENSES AND OTHER ASSETS                      28,156             28,110             28,241
                                                ----------------------------------------------------
 TOTAL ASSETS                                       82,862,369         45,334,584         61,488,737
                                                ----------------------------------------------------
LIABILITIES:
 CASH OVERDRAFT                                         12,770                449                 --
 PAYABLE FOR INVESTMENTS PURCHASED                          --          1,372,588                 --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                832,944              1,210              2,032
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)               32,336             13,303             16,480
 MONEY MANAGERS FEE PAYABLE (Note 3)                    67,719             32,430              5,925
 PAYABLE FOR TRANSFER AGENT FEES (Note 3)               10,322              4,418              5,453
 PAYABLE FOR 12B-1 FEES (Note 3)                        10,505              2,950              4,159
 ACCRUED EXPENSES AND OTHER LIABILITIES                119,654             23,266             25,366
                                                ----------------------------------------------------
 TOTAL LIABILITIES                                   1,086,250          1,450,614             59,415
                                                ----------------------------------------------------
 NET ASSETS                                      $  81,776,119      $  43,883,970      $  61,429,322
====================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                 $ 126,158,708      $  49,853,426      $  61,417,692
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES, AND
  FUTURES CONTRACTS                                    (36,929)        (1,230,495)         1,184,728
 UNDISTRIBUTED NET INVESTMENT INCOME                   504,338            (13,009)           (21,061)
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                  (44,849,998)        (4,725,952)        (1,152,037)
                                                ----------------------------------------------------
 NET ASSETS                                      $  81,776,119      $  43,883,970      $  61,429,322
====================================================================================================
NET ASSETS:
 ADVISOR CLASS                                   $  66,923,522      $  37,496,874      $  53,032,090
 INVESTOR CLASS                                     14,852,597          6,387,096          8,397,232
                                                ----------------------------------------------------
 TOTAL                                           $  81,776,119      $  43,883,970      $  61,429,322
====================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                       5,934,683          3,731,847          4,353,602
 INVESTOR CLASS                                      1,346,461            635,709            689,408
                                                ----------------------------------------------------
 TOTAL                                               7,281,144          4,367,556          5,043,010
====================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                   $       11.28      $       10.05      $       12.18
====================================================================================================
 INVESTOR CLASS                                  $       11.03      $       10.05      $       12.18
====================================================================================================

 *INVESTMENTS, AT COST                           $  82,306,736      $  45,380,527      $  59,102,703


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 49

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                 SHORT-INTERMEDIATE        MORTGAGE         U.S. GOVERNMENT
                                                    FIXED-INCOME          SECURITIES             MONEY
-----------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                   $    61,915,776      $   135,223,465      $   847,351,863
 REPURCHASE AGREEMENTS, AT COST                           348,538            7,441,555          267,733,512
                                                -----------------------------------------------------------
 TOTAL INVESTMENTS*                                    62,264,314          142,665,020        1,115,085,375
 CASH                                                          --              368,778                    1
 RECEIVABLE FOR INVESTMENTS SOLD                               --              123,521                   --
 RECEIVABLE FOR CAPITAL SHARES SOLD                        32,228              810,356               37,287
 DIVIDENDS AND INTEREST RECEIVABLE                        832,952              704,272               43,036
 RECEIVABLE FOR FUTURES CONTRACT SETTLEMENT                    --                9,414                   --
 PREPAID EXPENSES AND OTHER ASSETS                         28,676               17,167              123,184
 TBA PURCHASE COMMITMENTS, AT VALUE                            --           20,235,683                   --
                                                -----------------------------------------------------------
 TOTAL ASSETS                                          63,158,170          164,934,213        1,115,288,883
                                                -----------------------------------------------------------
LIABILITIES:
 DISTRIBUTIONS PAYABLE                                         --                   --            1,208,954
 PAYABLE FOR INVESTMENTS PURCHASED                             --            6,804,549                   --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                   237,741               65,404                1,924
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                  16,692               42,885               65,641
 MONEY MANAGERS FEE PAYABLE (Note 3)                        8,604               83,262                   --
 PAYABLE FOR TRANSFER AGENT FEES (Note 3)                   7,210               15,372               39,706
 PAYABLE FOR 12B-1 FEES (Note 3)                            5,727               17,276                3,845
 WRITTEN OPTIONS OUTSTANDING, AT VALUE                         --               80,000                   --
 TBA SALE COMMITMENTS, AT VALUE                                --           13,298,434                   --
 ACCRUED EXPENSES AND OTHER LIABILITIES                    25,638               37,899              262,122
                                                -----------------------------------------------------------
 TOTAL LIABILITIES                                        301,612           20,445,081            1,582,192
                                                -----------------------------------------------------------
 NET ASSETS                                       $    62,856,558      $   144,489,132      $ 1,113,706,691
===========================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                  $    62,943,473      $   140,249,898      $ 1,113,709,065
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES, AND
  FUTURES CONTRACTS                                     1,444,513            3,894,210                   --
 UNDISTRIBUTED NET INVESTMENT INCOME                      (21,873)              (3,090)                  --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                      (1,509,555)             348,114               (2,374)
                                                -----------------------------------------------------------
 NET ASSETS                                       $    62,856,558      $   144,489,132      $ 1,113,706,691
===========================================================================================================
NET ASSETS:
 ADVISOR CLASS                                    $    55,171,765      $   117,759,902      $ 1,104,901,316
 INVESTOR CLASS                                         7,684,793           26,729,230            8,805,375
                                                -----------------------------------------------------------
 TOTAL                                            $    62,856,558      $   144,489,132      $ 1,113,706,691
===========================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                          4,532,026            9,157,974        1,104,905,916
 INVESTOR CLASS                                           631,304            2,078,831            8,805,218
                                                -----------------------------------------------------------
 TOTAL                                                  5,163,330           11,236,805        1,113,711,134
===========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                    $         12.17      $         12.86      $          1.00
===========================================================================================================
 INVESTOR CLASS                                   $         12.17      $         12.86      $          1.00
===========================================================================================================

 *INVESTMENTS, AT COST                            $    60,819,801      $   138,545,115      $ 1,115,085,375


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 50

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                 ACCESSOR INCOME    ACCESSOR INCOME &    ACCESSOR BALANCED
                                                    ALLOCATION      GROWTH ALLOCATION        ALLOCATION
----------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                  $   10,406,403       $    5,843,351       $   17,643,293
 REPURCHASE AGREEMENTS, AT COST                         289,575              265,163               88,186
                                                ---------------------------------------------------------
 TOTAL INVESTMENTS*                                  10,695,978            6,108,514           17,731,479
 RECEIVABLE FOR CAPITAL SHARES SOLD                       8,996              176,365              356,247
 DIVIDENDS AND INTEREST RECEIVABLE                        2,657                  522                  663
                                                ---------------------------------------------------------
 TOTAL ASSETS                                        10,707,631            6,285,401           18,088,389
                                                ---------------------------------------------------------
LIABILITIES:
 PAYABLE FOR CAPITAL SHARES REPURCHASED                      --                5,060               24,911
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                   953                  486                1,477
 PAYABLE FOR 12B-1 FEES (Note 3)                            977                1,708                2,588
                                                ---------------------------------------------------------
 TOTAL LIABILITIES                                        1,930                7,254               28,976
                                                ---------------------------------------------------------
 NET ASSETS                                      $   10,705,701       $    6,278,147       $   18,059,413
=========================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                 $   10,804,802       $    6,664,019       $   19,625,208
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES,
  AND FUTURES CONTRACTS                                 (87,652)            (387,815)          (1,566,376)
 UNDISTRIBUTED NET INVESTMENT INCOME                        807                  487                  568
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                       (12,256)               1,456                   13
                                                ---------------------------------------------------------
 NET ASSETS                                      $   10,705,701       $    6,278,147       $   18,059,413
=========================================================================================================
NET ASSETS:
 ADVISOR CLASS                                   $    8,724,858       $    2,760,582       $   11,522,352
 INVESTOR CLASS                                       1,980,843            3,517,565            6,537,061
                                                ---------------------------------------------------------
 TOTAL                                           $   10,705,701       $    6,278,147       $   18,059,413
=========================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                          579,138              199,210              880,191
 INVESTOR CLASS                                         131,494              253,850              499,397
                                                ---------------------------------------------------------
 TOTAL                                                  710,632              453,060            1,379,588
=========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                   $        15.07       $        13.86       $        13.09
=========================================================================================================
 INVESTOR CLASS                                  $        15.06       $        13.86       $        13.09
=========================================================================================================

 *INVESTMENTS, AT COST                           $   10,783,630       $    6,496,329       $   19,297,855


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 51

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                               ACCESSOR GROWTH &     ACCESSOR GROWTH   ACCESSOR AGGRESSIVE
                                               INCOME ALLOCATION       ALLOCATION       GROWTH ALLOCATION
----------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                  $   19,605,631       $   31,359,144       $   17,662,142
 REPURCHASE AGREEMENTS, AT COST                          10,263              303,118              225,426
                                                ---------------------------------------------------------
 TOTAL INVESTMENTS*                                  19,615,894           31,662,262           17,887,568
 RECEIVABLE FOR CAPITAL SHARES SOLD                     351,891              298,396               68,792
 DIVIDENDS AND INTEREST RECEIVABLE                           73                   64                   36
                                                ---------------------------------------------------------
 TOTAL ASSETS                                        19,967,858           31,960,722           17,956,396
                                                ---------------------------------------------------------
LIABILITIES:
 PAYABLE FOR CAPITAL SHARES REPURCHASED                   6,809                   12                4,534
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                 1,673                2,632                1,483
 PAYABLE FOR 12B-1 FEES (Note 3)                            931                3,263                3,214
                                                ---------------------------------------------------------
 TOTAL LIABILITIES                                        9,413                5,907                9,231
                                                ---------------------------------------------------------
 NET ASSETS                                      $   19,958,445       $   31,954,815       $   17,947,165
=========================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                 $   21,304,222       $   35,518,797       $   20,804,223
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES,
  AND FUTURES CONTRACTS                              (1,336,793)          (3,557,484)          (2,815,492)
 UNDISTRIBUTED NET INVESTMENT INCOME                        712                   63                  636
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                        (9,696)              (6,561)             (42,202)
                                                ---------------------------------------------------------
 NET ASSETS                                      $   19,958,445       $   31,954,815       $   17,947,165
=========================================================================================================
NET ASSETS:
 ADVISOR CLASS                                   $   17,609,479       $   23,721,645       $    9,784,119
 INVESTOR CLASS                                       2,348,966            8,233,170            8,163,046
                                                ---------------------------------------------------------
 TOTAL                                           $   19,958,445       $   31,954,815       $   17,947,165
=========================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                        1,381,265            1,994,563              860,656
 INVESTOR CLASS                                         184,252              692,295              723,682
                                                ---------------------------------------------------------
 TOTAL                                                1,565,517            2,686,858            1,584,338
=========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                   $        12.75       $        11.89       $        11.37
=========================================================================================================
 INVESTOR CLASS                                  $        12.75       $        11.89       $        11.28
=========================================================================================================

 *INVESTMENTS, AT COST                           $   20,952,687       $   35,219,746       $   20,703,060


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 52

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                                                              SMALL TO
                                                        GROWTH              VALUE              MID CAP
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $604 FOR SMALL TO MID CAP FUND)         $      892,141      $    1,080,529      $      808,835
 INTEREST                                                   9,345              19,110              10,924
 COMMISSION RECAPTURE                                       9,050              34,150                   0
                                                  -------------------------------------------------------
 TOTAL INVESTMENT INCOME                                  910,536           1,133,789             819,759
                                                  -------------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                 387,353             299,372             505,963
 MONEY MANAGERS FEES (Note 3)                              86,078             133,054             168,654
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)            130,537             102,429             129,056
 FUND ACCOUNTING FEES                                      19,327              14,833              23,640
 LEGAL FEES                                                 7,139               6,215               6,581
 AUDIT FEES                                                11,865               9,020              11,591
 CUSTODIAN FEES                                            13,127               6,690               9,711
 REGISTRATION FEES                                          4,845              15,426              12,756
 DIRECTORS FEES                                               499                 686               4,858
 PRINTING/POSTAGE EXPENSE                                   3,154               4,715               8,346
 OTHER                                                      4,474               3,527               4,439

 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SERVICE FEES                               37,197              34,733              17,429
 ADMINISTRATIVE SERVICES FEES                              37,197              34,733              17,429
                                                  -------------------------------------------------------
 NET EXPENSES                                             742,792             665,433             920,453
                                                  -------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             167,744             468,356            (100,694)
                                                  -------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                          (8,392,622)        (11,662,158)         (8,597,233)
  FUTURES                                                       0             366,486                   0
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                       (21,070,246)         (8,996,247)          4,946,418
                                                  -------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)              (29,462,868)        (20,291,919)         (3,650,815)
                                                  -------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $  (29,295,124)     $  (19,823,563)     $   (3,751,509)
=========================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 53

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                   INTERNATIONAL         HIGH YIELD         INTERMEDIATE
                                                       EQUITY               BOND            FIXED-INCOME
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $167,278 FOR INTERNATIONAL
  EQUITY FUND)                                     $    1,211,342      $       13,906      $           --
 INTEREST                                                  12,781           2,022,097           1,750,524
 COMMISSION RECAPTURE                                      46,200                  --                 274
                                                  -------------------------------------------------------
 TOTAL INVESTMENT INCOME                                1,270,323           2,036,003           1,750,798
                                                  -------------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                 255,931              77,558              99,367
 MONEY MANAGERS FEES (Note 3)                             184,397              62,477               8,717
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)             71,126              28,577              38,819
 FUND ACCOUNTING FEES                                      18,144               8,610               8,835
 LEGAL FEES                                                 6,200               2,273               2,670
 AUDIT FEES                                                 7,383               5,442               3,667
 CUSTODIAN FEES                                           153,410                 429               1,257
 REGISTRATION FEES                                         16,712               9,567              10,098
 DIRECTORS FEES                                             2,504                 312                 174
 PRINTING/POSTAGE EXPENSE                                   3,402                 698                 578
 OTHER                                                      3,312               2,364               1,568

 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SERVICE FEES                               21,732               9,318              10,689
 ADMINISTRATIVE SERVICES FEES                              21,732               9,318              10,689
                                                  -------------------------------------------------------
 NET EXPENSES                                             765,985             216,943             197,128
                                                  -------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             504,338           1,819,060           1,553,670
                                                  -------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                          (3,662,817)         (1,984,218)            229,241
  FOREIGN EXCHANGE                                     (2,950,265)                 --                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                         5,493,127            (456,683)          1,230,178
 CHANGE IN UNREALIZED DEPRECIATION OF
  FOREIGN CURRENCY                                             --                  --                  --
                                                  -------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)               (1,119,955)         (2,440,901)          1,459,419
                                                  -------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $      615,617      $     (621,841)     $    3,013,089
=========================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 54

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                 SHORT-INTERMEDIATE        MORTGAGE       U.S. GOVERNMENT
                                                    FIXED-INCOME          SECURITIES           MONEY
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                                         $           --      $           --      $           --
 INTEREST                                               1,697,273           4,295,070          10,762,081
 COMMISSION RECAPTURE                                          --                  --                  --
                                                  -------------------------------------------------------
 TOTAL INVESTMENT INCOME                                1,697,273           4,295,070          10,762,081
                                                  -------------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                 109,727             251,535           1,030,265
 MONEY MANAGERS FEES (Note 3)                               9,432             160,703                  --
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)             42,759              93,896             554,255
 SHAREHOLDER SERVICE FEE                                       --                  --             437,603
 FUND ACCOUNTING FEES                                       9,981              34,281              99,336
 LEGAL FEES                                                 3,348               8,326              73,252
 AUDIT FEES                                                 4,178               8,524              72,517
 CUSTODIAN FEES                                               858              16,694              15,395
 REGISTRATION FEES                                         11,140              12,659              47,972
 DIRECTORS FEES                                               278                 685               6,913
 PRINTING/POSTAGE EXPENSE                                     542               1,984              16,542
 OTHER                                                      1,496               2,347              15,044

 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SERVICE FEES                                9,622              30,734              11,441
 ADMINISTRATIVE SERVICES FEES                               9,622              30,734              11,441
                                                  -------------------------------------------------------
 NET EXPENSES                                             212,983             653,102           2,391,976
                                                  -------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                           1,484,290           3,641,968           8,370,105
                                                  -------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                            (733,472)            537,394                  --
  FUTURES                                                      --            (209,136)                 --
  FOREIGN EXCHANGE                                             --                  --                  --
  OPTIONS                                                      --              11,895                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                         1,053,251           1,531,020                  --
 CHANGE IN UNREALIZED DEPRECIATION OF
  FOREIGN CURRENCY                                             --                  --                  --
                                                  -------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                  319,779           1,871,173                  --
                                                  -------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $    1,804,069      $    5,513,141      $    8,370,105
=========================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 55

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                  ACCESSOR INCOME    ACCESSOR INCOME &   ACCESSOR BALANCED
                                                    ALLLOCATION      GROWTH ALLOCATION      ALLOCATION
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS FROM INVESTMENT COMPANY SHARES          $      280,097      $      116,131      $      262,482
 INTEREST                                                   1,199                 821               1,289
                                                  -------------------------------------------------------
 TOTAL INVESTMENT INCOME                                  281,296             116,952             263,771
                                                  -------------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                   5,870               3,115               8,671
 MONEY MANAGERS FEES (Note 3)                                  --                  --                  --
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)                 --                  --                  --
 FUND ACCOUNTING FEES                                       1,771                 940               2,617
 LEGAL FEES                                                 1,022                 525               1,416
 AUDIT FEES                                                   959                 471               1,251
 CUSTODIAN FEES                                               207                 252                 396
 REGISTRATION FEES                                          3,036               1,502               2,746
 DIRECTORS FEES                                                67                  36                  95
 PRINTING/POSTAGE EXPENSE                                     200                 101                 270
 OTHER                                                         10                   6                  15

 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SERVICE FEES                                2,385               4,500               8,144
 ADMINISTRATIVE SERVICES FEES                               2,385               4,500               8,144
                                                  -------------------------------------------------------
 GROSS EXPENSES                                            17,912              15,948              33,765
 LESS EXPENSES PAID DIRECTLY BY THE ADVISOR                (7,272)             (3,833)             (8,806)
                                                  -------------------------------------------------------
 NET EXPENSES                                              10,640              12,115              24,959
                                                  -------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             270,656             104,837             238,812
                                                  -------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
 REALIZED GAIN (LOSS) ON SALES OF INVESTMENT
  COMPANY SHARES                                          (12,256)              1,442                  --
 REALIZED GAIN DISTRIBUTIONS FROM
  INVESTMENT COMPANY SHARES                                   949                 489                 891
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                             2,795            (205,685)         (1,003,962)
 CHANGE IN UNREALIZED DEPRECIATION OF
  FOREIGN CURRENCY                                             --                  --                  --
                                                  -------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                   (8,512)           (203,754)         (1,003,071)
                                                  -------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $      262,144      $      (98,917)     $     (764,259)
=========================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 56

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                 ACCESSOR GROWTH &    ACCESSOR GROWTH   ACCESSOR AGGRESSIVE
                                                 INCOME ALLOCATION       ALLOCATION      GROWTH ALLOCATION
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS FROM INVESTMENT COMPANY SHARES          $      274,983      $      276,988      $       30,391
 INTEREST                                                     827               1,589                 829
                                                  -------------------------------------------------------
 TOTAL INVESTMENT INCOME                                  275,810             278,577              31,220
                                                  -------------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                  10,584              16,285               9,406
 MONEY MANAGERS FEES (Note 3)                                  --                  --                  --
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)                 --                  --                  --
 FUND ACCOUNTING FEES                                       3,194               4,914               2,839
 LEGAL FEES                                                 1,770               2,691               1,555
 AUDIT FEES                                                 1,610               2,380               1,335
 CUSTODIAN FEES                                               288                 198                 207
 REGISTRATION FEES                                          5,317               4,674               2,771
 DIRECTORS FEES                                               120                 182                 104
 PRINTING/POSTAGE EXPENSE                                     364                 513                 295
 OTHER                                                         19                  29                  17

 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SERVICE FEES                                2,674              10,560              10,589
 ADMINISTRATIVE SERVICES FEES                               2,674              10,560              10,589
                                                  -------------------------------------------------------
 GROSS EXPENSES                                            28,614              52,986              39,707
 LESS EXPENSES PAID DIRECTLY BY THE ADVISOR               (12,682)            (15,581)             (9,123)
                                                  -------------------------------------------------------
 NET EXPENSES                                              15,932              37,405              30,584
                                                  -------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             259,878             241,172                 636
                                                  -------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
 REALIZED GAIN (LOSS) ON SALES OF INVESTMENT
  COMPANY SHARES                                           (9,709)              4,841              12,756
 REALIZED GAIN DISTRIBUTIONS FROM
  INVESTMENT COMPANY SHARES                                   736                  --                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                        (1,390,456)         (2,871,253)         (1,901,043)
 CHANGE IN UNREALIZED DEPRECIATION OF
  FOREIGN CURRENCY
                                                  -------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)               (1,399,429)         (2,866,412)         (1,888,287)
                                                  -------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $   (1,139,551)     $   (2,625,240)     $   (1,887,651)
=========================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 57

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                         GROWTH                              VALUE
                                           --------------------------------------------------------------------
                                            PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                            JUNE 30, 2002     DEC. 31, 2001     JUNE 30, 2002     DEC. 31, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)               $     167,744     $     (61,512)    $     468,356     $   1,182,433
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FUTURES                                  (8,392,622)       (9,696,744)      (11,295,672)       (5,694,216)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS               (21,070,246)      (31,028,596)       (8,996,247)      (10,890,533)
                                           --------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS    $ (29,295,124)    $ (40,786,852)    $ (19,823,563)    $ (15,402,316)

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                  (167,916)               --          (422,928)       (1,108,396)
  INVESTOR CLASS                                       (8)               --           (46,809)          (87,435)
                                           --------------------------------------------------------------------
                                                 (167,924)               --          (469,737)       (1,195,831)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                        --                --                --        (3,411,295)
  INVESTOR CLASS                                       --                --                --          (391,915)
                                           --------------------------------------------------------------------
                                                       --                --                --        (3,803,210)
 IN EXCESS OF NET REALIZED GAIN
 ON INVESTMENTS
  ADVISOR CLASS                                        --                --                --        (1,018,052)
  INVESTOR CLASS                                       --                --                --          (237,949)
                                           --------------------------------------------------------------------
                                                       --                --                --        (1,256,001)
                                           --------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                 (167,924)               --          (469,737)       (6,255,042)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                   32,363,696        75,617,035        23,503,253        64,373,177
 REINVESTMENT OF DISTRIBUTIONS                     75,417                --           147,034         3,504,125
 COST OF REDEMPTIONS                          (52,547,312)     (121,205,453)      (32,311,227)      (77,766,655)
                                           --------------------------------------------------------------------
 NET DECREASE FROM CAPITAL SHARE
  TRANSACTIONS                                (20,108,199)      (45,588,418)       (8,660,940)       (9,889,353)
                                           --------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS                 (49,571,247)      (86,375,270)      (28,954,240)      (31,546,711)

NET ASSETS:
 BEGINNING OF PERIOD                          190,066,405       276,441,675       143,348,186       174,894,897
                                           --------------------------------------------------------------------
 END OF PERIOD                              $ 140,495,158     $ 190,066,405     $ 114,393,946     $ 143,348,186
===============================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $        (180)    $          --     $      (1,381)    $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 58

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
                                                  SMALL TO MID CAP                 INTERNATIONAL EQUITY
                                        ---------------------------------------------------------------------
                                          PERIOD ENDED       YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                          JUNE 30, 2002     DEC. 31, 2001    JUNE 30, 2002     DEC. 31, 2001
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)            $    (100,694)    $     (28,533)    $     504,338     $     174,492
 NET REALIZED LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY                          (8,597,233)      (40,074,664)       (6,613,082)      (34,467,693)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS              4,946,418        (2,101,267)        5,493,127        (8,220,546)
                                        --------------------------------------------------------------------
 NET DECREASE FROM OPERATIONS               (3,751,509)      (42,204,464)         (615,617)      (42,513,747)

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                     --                --                --                --
  INVESTOR CLASS                                    --                --                --                --
                                        --------------------------------------------------------------------
                                                    --                --                --                --
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                     --                --                --                --
  INVESTOR CLASS                                    --                --                --                --
                                        --------------------------------------------------------------------
                                                    --                --                --                --
 IN EXCESS OF NET REALIZED GAIN
 ON INVESTMENTS
  ADVISOR CLASS                                     --                --                --                --
  INVESTOR CLASS                                    --                --                --                --
                                        --------------------------------------------------------------------
                                                    --                --                --                --
                                        --------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                    --                --                --                --

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                42,159,012       125,007,880        63,022,320       239,847,093
 REINVESTMENT OF DISTRIBUTIONS                      --                --                --                --
 COST OF REDEMPTIONS                       (76,839,160)     (191,921,276)      (85,568,461)     (281,665,348)
                                        --------------------------------------------------------------------
 NET DECREASE FROM CAPITAL SHARE
  TRANSACTIONS                             (34,680,148)      (66,913,396)      (22,546,141)      (41,818,255)
                                        --------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS              (38,431,657)     (109,117,860)      (23,161,758)      (84,332,002)

NET ASSETS:
 BEGINNING OF PERIOD                       188,815,171       297,933,031       104,937,877       189,269,879
                                        --------------------------------------------------------------------
 END OF PERIOD                           $ 150,383,514     $ 188,815,171     $  81,776,119     $ 104,937,877
============================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME     $    (100,694)    $          --     $     504,338     $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 59

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                     HIGH YIELD BOND               INTERMEDIATE FIXED-INCOME
                                           --------------------------------------------------------------------
                                            PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                            JUNE 30, 2002     DEC. 31, 2001     JUNE 30, 2002     DEC. 31, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                      $   1,819,060     $   2,970,669     $   1,553,670     $   3,348,857
 NET REALIZED LOSS ON INVESTMENTS              (1,984,218)       (2,700,396)          229,241           900,092
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                  (456,683)        1,000,146         1,230,178           544,747
                                           --------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS         (621,841)        1,270,419         3,013,089         4,793,696

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                (1,548,233)       (2,183,576)       (1,358,672)       (2,922,788)
  INVESTOR CLASS                                 (283,836)         (900,375)         (216,059)         (469,388)
                                           --------------------------------------------------------------------
                                               (1,832,069)       (3,083,951)       (1,574,731)       (3,392,176)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                        --                --                --                --
  INVESTOR CLASS                                       --                --                --                --
                                           --------------------------------------------------------------------
                                                       --                --                --                --
                                           --------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS               (1,832,069)       (3,083,951)       (1,574,731)       (3,392,176)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                   12,144,261        22,508,515        18,339,852        25,579,437
 REINVESTMENT OF DISTRIBUTIONS                    271,881           383,027           405,040           879,286
 COST OF REDEMPTIONS                           (6,440,169)       (4,925,649)      (12,007,464)      (37,430,138)
                                           --------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE
  TRANSACTIONS                                  5,975,973        17,965,893         6,737,428       (10,971,415)
                                           --------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS                   3,522,063        16,152,361         8,175,786        (9,569,895)

NET ASSETS:
 BEGINNING OF PERIOD                           40,361,907        24,209,546        53,253,536        62,823,431
                                           --------------------------------------------------------------------
 END OF PERIOD                              $  43,883,970     $  40,361,907     $  61,429,322     $  53,253,536
===============================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $     (13,009)    $          --     $     (21,061)    $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 60

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                            SHORT-INTERMEDIATE FIXED-INCOME            MORTGAGE SECURITIES
                                           --------------------------------------------------------------------
                                            PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                            JUNE 30, 2002     DEC. 31, 2001     JUNE 30, 2002     DEC. 31, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                      $   1,484,290     $   2,824,780     $   3,641,968     $   7,408,812
 NET REALIZED GAIN (LOSS) ON INVESTMENTS         (733,472)         (104,262)          340,153         3,007,396
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                 1,053,251           690,827         1,531,020          (515,956)
                                           --------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                   1,804,069         3,411,345         5,513,141         9,900,252

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                (1,338,192)       (2,502,030)       (3,040,792)       (6,381,124)
  INVESTOR CLASS                                 (167,971)         (384,151)         (604,266)         (896,553)
                                           --------------------------------------------------------------------
                                               (1,506,163)       (2,886,181)       (3,645,058)       (7,277,677)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                        --                --           (96,475)         (551,755)
  INVESTOR CLASS                                       --                --           (21,977)          (86,050)
                                           --------------------------------------------------------------------
                                                       --                --          (118,452)         (637,805)
                                           --------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS               (1,506,163)       (2,886,181)       (3,763,510)       (7,915,482)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                   12,673,539        32,923,759        32,759,290        34,361,861
 REINVESTMENT OF DISTRIBUTIONS                    259,756           690,316           723,512         1,508,138
 COST OF REDEMPTIONS                          (13,875,229)      (33,871,694)      (20,172,552)      (50,588,507)
                                           --------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS                            (941,934)         (257,619)       13,310,250       (14,718,508)
                                           --------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS         (644,028)          267,545        15,059,881       (12,733,738)

NET ASSETS:
 BEGINNING OF PERIOD                           63,500,586        63,233,041       129,429,251       142,162,989
                                           --------------------------------------------------------------------
 END OF PERIOD                              $  62,856,558     $  63,500,586     $ 144,489,132     $ 129,429,251
===============================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $     (21,873)    $          --     $      (3,090)    $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 61

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)

                                                     U.S. GOVERNMENT MONEY
                                              -----------------------------------------------------------------
                                                PERIOD ENDED         YEAR ENDED
                                                JUNE 30, 2002       DEC. 31, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                         $     8,370,105     $    29,524,543
 NET REALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES AND OPTIONS                                       --                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                             --                  --
                                              -----------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                        8,370,105          29,524,543

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                     (8,320,658)        (29,246,503)
  INVESTOR CLASS                                       (49,447)           (279,348)
                                              -----------------------------------------------------------------
                                                    (8,370,105)        (29,525,851)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                             --                  --
  INVESTOR CLASS                                            --                  --
                                              -----------------------------------------------------------------
                                                            --                  --
                                              -----------------------------------------------------------------
 NET INCREASE (DECREASE) FROM DISTRIBUTIONS         (8,370,105)        (29,525,851)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                       895,515,404       1,925,895,649
 REINVESTMENT OF DISTRIBUTIONS                         374,780           1,129,807
 COST OF REDEMPTIONS                              (969,239,919)     (1,299,968,774)
                                              -----------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                               (73,349,735)        627,056,682
                                              -----------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS           (73,349,735)        627,055,374

NET ASSETS:
 BEGINNING OF PERIOD                             1,187,056,426         560,001,052
                                              -----------------------------------------------------------------
 END OF PERIOD                                 $ 1,113,706,691     $ 1,187,056,426
===============================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME           $            --     $            --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 62

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                        ACCESSOR                     ACCESSOR INCOME &
                                                    INCOME ALLOCATION                GROWTH ALLOCATION
                                           --------------------------------------------------------------------
                                            PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                            JUNE 30, 2002     DEC. 31, 2001     JUNE 30, 2002     DEC. 31, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)               $     270,656     $     140,175     $     104,837     $     172,311
 NET REALIZED GAIN (LOSS) ON INVESTMENTS          (11,307)            1,066             1,931            14,632
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                     2,795           (90,768)         (205,685)         (182,393)
                                           --------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS          262,144            50,473           (98,917)            4,550

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                  (228,860)          (96,961)          (47,683)          (69,395)
  INVESTOR CLASS                                  (41,938)          (44,212)          (57,156)         (104,488)
                                           --------------------------------------------------------------------
                                                 (270,798)         (141,173)         (104,839)         (173,883)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                        --               (69)               --            (5,162)
  INVESTOR CLASS                                       --                (9)               --            (7,884)
                                           --------------------------------------------------------------------
                                                       --               (78)               --           (13,046)
                                           --------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                 (270,798)         (141,251)         (104,839)         (186,929)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                    2,821,009        14,197,556         1,718,616         4,645,230
 REINVESTMENT OF DISTRIBUTIONS                     93,418            86,961            99,035           184,160
 COST OF REDEMPTIONS                           (6,329,547)         (918,825)       (1,662,681)         (915,037)
                                           --------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                           (3,415,120)       13,365,692           154,970         3,914,353
                                           --------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       (3,423,774)       13,274,914           (48,786)        3,731,974

NET ASSETS:
 BEGINNING OF PERIOD                           14,129,475           854,561         6,326,933         2,594,959
                                           --------------------------------------------------------------------
 END OF PERIOD                              $  10,705,701     $  14,129,475     $   6,278,147     $   6,326,933
===============================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $         806     $          --     $         487     $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 63

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                        ACCESSOR                      ACCESSOR GROWTH &
                                                   BALANCED ALLOCATION                INCOME ALLOCATION
                                           --------------------------------------------------------------------
                                            PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                            JUNE 30, 2002     DEC. 31, 2001     JUNE 30, 2002     DEC. 31, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                      $     238,812     $     360,109     $     259,878     $     263,830
 NET REALIZED GAIN (LOSS) ON INVESTMENTS              891            61,812            (8,973)           43,211
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                (1,003,962)         (562,337)       (1,390,456)           53,604
                                           --------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS         (764,259)         (140,416)       (1,139,551)          360,645

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
 ADVISOR CLASS                                   (160,537)         (230,968)         (236,676)         (237,009)
 INVESTOR CLASS                                   (78,598)         (131,035)          (23,226)          (26,863)
                                           --------------------------------------------------------------------
                                                 (239,135)         (362,003)         (259,902)         (263,872)
 NET REALIZED GAIN ON INVESTMENTS
 ADVISOR CLASS                                         --           (36,289)               --           (39,010)
 INVESTOR CLASS                                        --           (23,616)               --            (4,146)
                                           --------------------------------------------------------------------
                                                       --           (59,905)               --           (43,156)
                                           --------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                 (239,135)         (421,908)         (259,902)         (307,028)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                    4,481,528        14,076,979         3,964,643        21,789,440
 REINVESTMENT OF DISTRIBUTIONS                    233,480           418,991           254,549           264,166
 COST OF REDEMPTIONS                           (2,346,804)       (2,521,026)       (3,852,826)       (1,449,892)
                                           --------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                            2,368,204        11,974,944           366,366        20,603,714
                                           --------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS        1,364,810        11,412,620        (1,033,087)       20,657,331

NET ASSETS:
 BEGINNING OF PERIOD                           16,694,603         5,281,983        20,991,532           334,201
                                           --------------------------------------------------------------------
 END OF PERIOD                              $  18,059,413     $  16,694,603     $  19,958,445     $  20,991,532
===============================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $         568     $          --     $         722     $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 64

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                               ACCESSOR                    ACCESSOR AGGRESSIVE
                                                          GROWTH ALLOCATION                 GROWTH ALLOCATION
                                                 --------------------------------------------------------------------
                                                  PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                                  JUNE 30, 2002     DEC. 31, 2001     JUNE 30, 2002     DEC. 31, 2001
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                            $     241,172     $     294,797     $         636     $      (1,295)
 NET REALIZED GAIN ON INVESTMENTS                         4,841            98,536            12,756            61,052
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      (2,871,253)         (686,610)       (1,901,043)         (912,116)
                                                 --------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS             (2,625,240)         (293,277)       (1,887,651)         (852,359)

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                        (193,471)         (227,182)               --                --
  INVESTOR CLASS                                        (47,638)          (67,615)               --                --
                                                 --------------------------------------------------------------------
                                                       (241,109)         (294,797)               --                --
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                          (8,419)          (73,037)           (6,590)          (33,230)
  INVESTOR CLASS                                         (2,983)          (25,961)           (5,563)          (27,822)
                                                 --------------------------------------------------------------------
                                                        (11,402)          (98,998)          (12,153)          (61,052)
 IN EXCESS OF NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                              --                --                --           (23,400)
  INVESTOR CLASS                                             --                --                --           (19,405)
                                                 --------------------------------------------------------------------
                                                             --                --                --           (42,805)
                                                 --------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                       (252,511)         (393,795)          (12,153)         (103,857)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                          5,818,526        29,597,829         3,102,101        17,836,164
 REINVESTMENT OF DISTRIBUTIONS                          249,224           357,378            12,148           103,619
 COST OF REDEMPTIONS                                 (3,334,234)       (4,855,029)       (2,559,721)       (5,076,845)
                                                 --------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE
  TRANSACTIONS                                        2,733,516        25,100,178           554,528        12,862,938
                                                 --------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS               (144,235)       24,413,106        (1,345,276)       11,906,722

NET ASSETS:
 BEGINNING OF PERIOD                                 32,099,051         7,685,945        19,292,441         7,385,719
                                                 --------------------------------------------------------------------
 END OF PERIOD                                    $  31,954,816     $  32,099,051     $  17,947,165     $  19,292,441
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $          62     $          --     $         636     $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 65

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

     Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 15 diversified investment funds (individually, a "Fund", collectively, the "Funds"): Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund currently offers two classes of shares, Advisor Class Shares and Investor Class Shares. Each class of shares have identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates.

*    SECURITY VALUATION

Net Asset Value ("NAV") per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 pm EST. The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests may change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices.
     Fixed-income securities and other assets for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.
     Investments in the Money Fund and short-term debt investments maturing in 60 days or less are valued using amortized cost, which approximates market value.
     Mutual fund investments in the Accessor Allocation Funds are valued at the closing net asset value per share.
     An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. If a security's value has been materially affected by events occurring after the close of the exchange or market for which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes more accurately reflects fair value.

*    SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

*    FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are payable in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are


                                   ACCESSOR 66

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.
     Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of income initially recorded on each of the Fund's books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rates.
     The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

*    OFF-BALANCE SHEET RISK

     The Funds (other than the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

*    FUTURES CONTRACTS

     The Funds (other than the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit with the counter party either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

*    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

*    OPTIONS TRANSACTIONS

The Funds (other than the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.


                                   ACCESSOR 67

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

The International Fund may also purchase and sell call and put options on foreign currencies.
     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

*    REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements (agreements to purchase securities -- generally securities of the U.S. Government, its agencies or instrumentalities - subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

*    DISTRIBUTIONS TO SHAREHOLDERS

     Distributions from net investment income, if any, are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds and the Accessor Income Allocation Fund; declared and paid quarterly for the Equity Funds and the other Accessor Allocation Funds; declared and paid annually for the International Fund. Distributions of net realized gains, if any, are declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

*    FEDERAL INCOME TAXES

     It is each Fund's intention to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Funds will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.
     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Net investment losses, for tax purposes, are reclassified to paid-in-capital.

*    FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a future date beyond


                                   ACCESSOR 68

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

*    OTHER

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

*    RESTRICTED SECURITIES

The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at June 30, 2002 is detailed in the Schedules of Investments, as applicable.

*    COMMISSION RECAPTURE

Certain Funds direct portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statement of Operations.


                                   ACCESSOR 69

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
3. RELATED PARTY TRANSACTIONS

*    MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates and administers the provision of all general management, investment advisory and Fund management services. Accessor Capital also directly manages the Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

--------------------------------------------------------------------------------
       ACCESSOR FUNDS                             ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
       GROWTH                                              0.45%
       VALUE                                               0.45
       SMALL TO MID CAP                                    0.60
       INTERNATIONAL EQUITY                                0.55
       HIGH YIELD BOND                                     0.36
       INTERMEDIATE FIXED-INCOME                           0.33*
       SHORT-INTERMEDIATE FIXED-INCOME                     0.33*
       MORTGAGE SECURITIES                                 0.36
       U.S. GOVERNMENT MONEY                               0.08*
       INCOME ALLOCATION                                   0.10
       INCOME & GROWTH ALLOCATION                          0.10
       BALANCED ALLOCATION                                 0.10
       GROWTH & INCOME ALLOCATION                          0.10
       GROWTH ALLOCATION                                   0.10
       AGGRESSIVE GROWTH ALLOCATION                        0.10
--------------------------------------------------------------------------------
*Effective April 30, 2002, the Board of Directors approved the reduction of the Management Fee from 0.36% for the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Funds and from 0.25% for the U.S. Government Money Fund, respectively.
--------------------------------------------------------------------------------

Accessor Funds received an exemptive order that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has agreed to pay these expenses for the fiscal years ended December 31, 2000 through 2003. None of the expenses incurred by the Allocation Funds were paid by the Underlying Funds. The fees paid by Accessor Capital are reflected in the Statement of Operations for the respective Allocation Fund.

*    MONEY MANAGERS

Each Fund's assets (other than the Money Fund and the Accessor Allocation Funds) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of management by its Money Manager, each Fund will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Fund Management Fee. Commencing with the sixth calendar quarter of management for each Fund (other than the Small to Mid Cap Fund), the Money Manager fee consists of two components, the Basic Fee and the Performance Fee. The Money Manager of the Small to Mid Cap Fund will receive only a Performance Fee.
     The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of Accessor Funds' Board of Directors:


                                   ACCESSOR 70

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
FUND                             INDEX
--------------------------------------------------------------------------------
GROWTH                           S&P 500/BARRA Growth Index
VALUE                            S&P 500/BARRA Value Index
SMALL TO MID CAP                 Wilshire 4500 Index
INTERNATIONAL EQUITY             Morgan Stanley Capital International EAFE(R) +
                                  EMF Index
HIGH YIELD BOND                  Lehman Brothers U.S. Corporate High Yield Index
INTERMEDIATE FIXED-INCOME        Lehman Brothers Government/Credit Index
SHORT-INTERMEDIATE FIXED-INCOME  Lehman Brothers Government/Credit 1-5 Year
                                  Index
MORTGAGE SECURITIES              Lehman Brothers Mortgage-Backed Securities
                                  Index
--------------------------------------------------------------------------------

     For the six months ended June 30, 2002, the following Basic Fees, Fund Management Fees and Performance Fees were calculated based on the average daily net assets of the Funds:

-------------------------------------------------------------------------------------------
                                                           FUND
                                               BASIC     MANAGEMENT   PERFORMANCE    TOTAL
     FUND                       QUARTER         FEE         FEE           FEE         FEE
-------------------------------------------------------------------------------------------
     GROWTH                     FIRST          0.10%       -             -           0.10%
                                SECOND         0.10%       -             -           0.10%

     VALUE                      FIRST          0.10%       0.10%         -           0.20%
                                SECOND         0.10%       0.10%         -           0.20%

     SMALL TO MID CAP           FIRST          -           0.20%         -           0.20%
                                SECOND         -           0.20%         -           0.20%

     INTERNATIONAL              FIRST          0.20%*      0.20%*        -           0.40%
     EQUITY                     SECOND         0.20%*      0.20%*        -           0.40%

     HIGH YIELD                 FIRST          0.07%       -             0.22%       0.29%
     BOND                       SECOND         0.07%       -             0.22%       0.29%

     INTERMEDIATE               FIRST          0.02%**     -             -           0.02%
     FIXED-INCOME               SECOND         0.05%**     -             -           0.05%

     SHORT-                     FIRST          0.02%**     -             -           0.02%
     INTERMEDIATE               SECOND         0.05%**     -             -           0.05%
     FIXED-INCOME

     MORTGAGE                   FIRST          0.07%       -             0.16%       0.23%
     SECURITIES                 SECOND         0.07%       -             0.16%       0.23%

--------------------------------------------------------------------------------
* The International Equity Fund changed Money Managers on January 7, 2002. From January 8, 2002 the new Money Manager received the Basic Fee of 0.20% and the Fund Management Fee of 0.20%
** Basic Fee increased on April 30, 2002 from 0.02% to 0.05%.
--------------------------------------------------------------------------------

*    DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares of each Fund to compensate third party intermediaries or other service organizations each month for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of this plan, Accessor Funds will pay third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.
     The maximum amount payable to service organizations under the Distribution and Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares.


                                   ACCESSOR 71

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

*    DEFENSIVE DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940 with respect to Advisor Class Shares of the Underlying Funds to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits. The Defensive Distribution and Service Plan was approved by the shareholders of the Advisor Class shares of the Underlying Funds at a meeting of shareholders held April 29, 2002.

*    SHAREHOLDER SERVICES PLAN

Accessor Funds has adopted a Shareholder Services Plan with respect to Advisor Class and Investor Class Shares of the Money Fund to pay third party service organizations that provide administrative, and support servicing to their customers who may from time to time beneficially own shares and for administrative and informational support in maintaining omnibus accounts investing in the Fund. The maximum amount payable to service organizations under the Shareholder Services Plan is 0.25% of the average daily net assets for the Investor and Advisor Class of the Fund, respectively; provided, however, that the Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Distribution and Service Plan or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

*    ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

*    TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

*    DIRECTOR FEES AND EXPENSES

The Funds do not pay any compensation directly to its officers or directors who are directors, officers or employees of Accessor Capital or its affiliates. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds.

--------------------------------------------------------------------------------
4. SHARES OF STOCK

     Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:


                                   ACCESSOR 72

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                             ADVISOR CLASS                      INVESTOR CLASS
                                                    ------------------------------------------------------------------

 FUND                                                   SHARES          AMOUNT               SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------
 GROWTH

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                     1,362,070     $  29,916,168           113,586     $   2,447,528
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            3,886            75,417                --                --
 SHARES REDEEMED                                      (2,332,176)      (50,138,036)         (116,004)       (2,409,276)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                                (966,220)    $ (20,146,451)           (2,418)    $      38,252

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                     2,857,999     $  65,158,106           455,748     $  10,458,929
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               --                --                --                --
 SHARES REDEEMED                                      (5,046,100)     (116,812,657)         (199,227)       (4,392,796)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                              (2,188,101)    $ (51,654,551)          256,521     $   6,066,133
----------------------------------------------------------------------------------------------------------------------
 VALUE

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                     1,111,047     $  19,107,811           260,965     $   4,395,442
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            8,861           141,216               373             5,818
 SHARES REDEEMED                                      (1,761,311)      (29,819,492)         (150,287)       (2,491,735)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                                (641,403)    $ (10,570,465)          111,051     $   1,909,525

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                     2,617,057     $  49,734,889           746,110     $  14,638,288
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          150,661         2,937,008            28,890           567,117
 SHARES REDEEMED                                      (3,613,152)      (69,688,018)         (395,704)       (8,078,637)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                                (845,434)    $ (17,016,121)          379,296     $   7,126,768
----------------------------------------------------------------------------------------------------------------------
 SMALL TO MID CAP

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                     2,380,695     $  41,044,807            67,317     $   1,114,205
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               --                --                --                --
 SHARES REDEEMED                                      (3,452,489)      (59,647,014)       (1,047,078)      (17,192,146)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                              (1,071,794)    $ (18,602,207)         (979,761)    $ (16,077,941)

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                     6,878,589     $ 119,097,820           347,271     $   5,910,060
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               --                --                --                --
 SHARES REDEEMED                                     (10,835,283)     (187,136,076)         (290,687)       (4,785,200)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                              (3,956,694)    $ (68,038,256)           56,584     $   1,124,860
----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                     5,612,574     $  62,139,496            81,680     $     882,824
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               --                --                --                --
 SHARES REDEEMED                                      (6,715,535)      (74,976,451)       (1,002,059)      (10,592,010)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                              (1,102,961)    $ (12,836,955)         (920,379)    $  (9,709,186)

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                    17,689,063     $ 221,287,313         1,534,219     $  18,559,780
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               --                --                --                --
 SHARES REDEEMED                                     (21,476,840)     (269,407,488)       (1,025,636)      (12,257,860)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                              (3,787,777)    $ (48,120,175)          508,583     $   6,301,920

----------------------------------------------------------------------------------------------------------------------

                                   ACCESSOR 73

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                             ADVISOR CLASS                      INVESTOR CLASS
                                                    ------------------------------------------------------------------

 FUND                                                   SHARES          AMOUNT               SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------
 HIGH YIELD BOND

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                     1,104,652     $  11,676,564            43,977     $     467,697
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           22,601           237,939             3,227            33,942
 SHARES REDEEMED                                        (288,767)       (3,049,704)         (320,978)       (3,390,465)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 838,486     $   8,864,799          (273,774)    $  (2,888,826)

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                     1,950,627     $  21,617,674            79,271     $     890,841
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           29,039           320,191             5,683            62,836
 SHARES REDEEMED                                        (402,673)       (4,467,192)          (40,618)         (458,457)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                               1,576,993     $  17,470,673            44,336     $     495,220
----------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                     1,501,977     $  17,867,480            39,493     $     472,372
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           29,020           347,690             4,768            57,350
 SHARES REDEEMED                                        (924,486)      (10,979,525)          (85,628)       (1,027,939)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 606,511     $   7,235,645           (41,367)    $    (498,217)

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                     2,006,983     $  24,022,435           131,272     $   1,557,002
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           62,849           746,067            11,219           133,219
 SHARES REDEEMED                                      (2,949,194)      (35,430,889)         (168,018)       (1,999,249)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                                (879,362)    $ (10,662,387)          (25,527)    $    (309,028)
----------------------------------------------------------------------------------------------------------------------
 SHORT-INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                     1,021,909     $  12,327,059            28,666     $     346,480
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           18,295           220,835             3,211            38,921
 SHARES REDEEMED                                      (1,109,092)      (13,383,931)          (40,642)         (491,298)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (68,888)    $    (836,037)           (8,765)    $    (105,897)

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                     2,557,775     $  31,401,798           124,984     $   1,521,961
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           50,181           609,939             6,599            80,377
 SHARES REDEEMED                                      (2,619,465)      (31,943,127)         (157,834)       (1,928,567)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (11,509)    $      68,610           (26,251)    $    (326,229)
----------------------------------------------------------------------------------------------------------------------
 MORTGAGE SECURITIES

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                     1,700,047     $  21,719,739           860,593     $  11,039,551
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           50,024           639,967             6,510            83,545
 SHARES REDEEMED                                      (1,410,942)      (18,047,994)         (165,414)       (2,124,558)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 339,129     $   4,311,712           701,689     $   8,998,538

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                     2,404,269     $  30,692,408           289,249     $   3,669,453
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          101,370         1,286,589            17,463           221,549
 SHARES REDEEMED                                      (3,558,498)      (45,395,955)         (409,333)       (5,192,552)
                                                    ------------------------------------------------------------------
 NET INCREASE (DECREASE)                              (1,052,859)    $ (13,416,958)         (102,621)    $  (1,301,550)

----------------------------------------------------------------------------------------------------------------------

                                   ACCESSOR 74

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              ADVISOR CLASS                      INVESTOR CLASS
                                                  ------------------------------------------------------------------------

 FUND                                                   SHARES           AMOUNT                SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT MONEY

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                    891,632,995    $   891,632,995          3,882,408    $     3,882,409
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           355,956            355,956             18,824             18,824
 SHARES REDEEMED                                     (964,492,725)      (964,492,725)        (4,747,194)        (4,747,194)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                              (72,503,774)   $   (72,503,774)          (845,962)   $      (845,963)

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                  1,918,300,323    $ 1,918,300,330          7,595,319    $     7,595,319
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS         1,045,316          1,045,316             84,491             84,491
 SHARES REDEEMED                                   (1,294,194,586)    (1,294,194,586)        (5,774,188)        (5,774,188)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                              625,151,053    $   625,151,060          1,905,622    $     1,905,622
--------------------------------------------------------------------------------------------------------------------------
 INCOME ALLOCATION

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                        152,706    $     2,308,622             33,892    $       512,387
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS             3,576             53,933              2,618             39,485
 SHARES REDEEMED                                         (407,537)        (6,167,650)           (10,740)          (161,897)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (251,255)   $    (3,805,095)            25,770    $       389,975

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                        825,399    $    12,548,149            108,711    $     1,649,407
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS             2,815             42,740              2,914             44,221
 SHARES REDEEMED                                          (24,484)          (371,559)           (36,188)          (547,266)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                  803,730    $    12,219,330             75,437    $     1,146,362
--------------------------------------------------------------------------------------------------------------------------
 INCOME & GROWTH ALLOCATION

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                         45,705    $       646,929             75,309    $     1,071,687
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS             3,359             46,949              3,726             52,086
 SHARES REDEEMED                                          (25,745)          (365,494)           (91,085)        (1,297,187)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                   23,319    $       328,384            (12,050)   $      (173,414)

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                        191,534    $     2,784,054            127,083    $     1,861,176
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS             5,152             73,700              7,703            110,460
 SHARES REDEEMED                                          (40,027)          (581,241)           (22,642)          (333,796)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                  156,659    $     2,276,513            112,144    $     1,637,840
--------------------------------------------------------------------------------------------------------------------------
 BALANCED ALLOCATION

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                        234,843    $     3,196,029             93,721    $     1,285,499
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            11,677            155,050              5,908             78,430
 SHARES REDEEMED                                          (99,818)        (1,353,349)           (72,235)          (993,455)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                  146,702    $     1,997,730             27,394    $       370,474

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                        765,777    $    10,733,672            237,508    $     3,343,307
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            19,193            264,322             11,201            154,669
 SHARES REDEEMED                                          (71,314)          (989,620)          (109,026)        (1,531,406)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                  713,656    $    10,008,374            139,683    $     1,966,570

--------------------------------------------------------------------------------------------------------------------------

                                   ACCESSOR 75

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              ADVISOR CLASS                      INVESTOR CLASS
                                                  ------------------------------------------------------------------------

 FUND                                                    SHARES           AMOUNT                SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME ALLOCATION

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                        258,306    $     3,446,660             38,870    $       517,983
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            17,811            231,323              1,796             23,226
 SHARES REDEEMED                                         (284,324)        (3,787,869)            (4,856)           (64,957)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                   (8,207)   $      (109,886)            35,810    $       476,252

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                      1,449,330    $    19,622,713            153,447    $     2,166,727
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            17,215            233,153              2,294             31,013
 SHARES REDEEMED                                          (93,532)        (1,271,447)           (13,094)          (178,445)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                1,373,013    $    18,584,419            142,647    $     2,019,295
--------------------------------------------------------------------------------------------------------------------------
 GROWTH ALLOCATION

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                        319,389    $     4,029,165            133,367    $     1,789,361
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            16,341            198,602              4,181             50,622
 SHARES REDEEMED                                         (161,321)        (2,033,477)           (94,745)        (1,300,757)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                  174,409    $     2,194,290             42,803    $       539,226

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                      1,891,155    $    24,385,215            398,554    $     5,212,614
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            20,472            263,778              7,208             93,600
 SHARES REDEEMED                                         (106,335)        (1,378,860)          (253,801)        (3,476,169)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                1,805,292    $    23,270,133            151,961    $     1,830,045
--------------------------------------------------------------------------------------------------------------------------
 AGGRESSIVE GROWTH ALLOCATION

SIX MONTHS ENDED JUNE 30, 2002
 SHARES SUBSCRIBED                                        137,527    $     1,680,583            116,508    $     1,421,518
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               592              6,586                504              5,562
 SHARES REDEEMED                                         (115,791)        (1,419,257)           (92,226)        (1,140,465)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                   22,328    $       267,912             24,786    $       286,615

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                        940,931    $    11,793,053            480,524    $     6,043,111
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS             4,465             56,257              3,780             47,362
 SHARES REDEEMED                                         (122,171)        (1,564,830)          (262,863)        (3,512,015)
                                                  ------------------------------------------------------------------------
 NET INCREASE (DECREASE)                                  823,225    $    10,284,480            221,441    $     2,578,458
--------------------------------------------------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

     During the six months ended June 30, 2002, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:

--------------------------------------------------------------------------------
                                               PURCHASES            SALES
--------------------------------------------------------------------------------
ACCESSOR FUND
      GROWTH                                $   56,659,546     $   74,950,481
      VALUE                                     76,494,266         81,804,076
      SMALL TO MID CAP                          35,789,621         72,167,306
      INTERNATIONAL EQUITY                      78,995,791        100,607,545
      HIGH YIELD BOND                           38,699,906         31,714,018
      INTERMEDIATE FIXED- INCOME                 7,942,127         14,374,422
      SHORT-INTERMEDIATE FIXED-INCOME            7,655,702          7,715,381
      MORTGAGE SECURITIES                        2,225,813          3,678,460
--------------------------------------------------------------------------------


                                   ACCESSOR 76

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
                                               PURCHASES            SALES
--------------------------------------------------------------------------------
ACCESSOR ALLOCATION FUND
      INCOME ALLOCATION                     $    4,801,777     $    7,783,742
      INCOME AND GROWTH ALLOCATION               1,008,795          1,233,953
      BALANCED ALLOCATION                        3,704,600          1,501,000
      GROWTH AND INCOME ALLOCATION               3,370,737          3,198,291
      GROWTH ALLOCATION                          4,273,338          2,047,795
      AGGRESSIVE GROWTH ALLOCATION               1,846,361          1,377,439
--------------------------------------------------------------------------------

During the six months ended June 30, 2002, purchases and sales of long-term U.S. government securities, were as follows:

--------------------------------------------------------------------------------
FUND                                           PURCHASES            SALES
--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME                   $   17,165,375      $   4,160,413
SHORT-INTERMEDIATE FIXED-INCOME                  6,071,189          4,922,334
MORTGAGE SECURITIES                            190,417,621        184,177,586

--------------------------------------------------------------------------------
6. SHAREHOLDER MEETING

     At a special shareholders' meeting held on April 29, 2002, which was adjourned to April 30, 2002, shareholders of the underlying Accessor Funds voted for the following proposals:

--------------------------------------------------------------------------------
PROPOSAL #     PROPOSAL DESCRIPTION
--------------------------------------------------------------------------------

Proposal 1     To amend the Fund's fundamental investment objective.

Proposal 2     To adopt a defensive distribution plan for the Fund (Advisor
               Class Only).

Proposal 3A    To amend the Fund's fundamental investment restriction regarding diversification.

Proposal 3B    To amend the Fund's fundamental investment restriction regarding industry concentration.

Proposal 3C    To amend the Fund's fundamental investment restriction regarding borrowing.

Proposal 3D    To amend the Fund's fundamental investment restriction regarding the issuance of senior securities.

Proposal 3E    To amend the Fund's fundamental investment restriction regarding real estate, oil and gas, mineral programs and commodities.

Proposal 3F    To amend the Fund's fundamental investment restriction regarding underwriting securities.

Proposal 3G    To merge the Fund's fundamental investment restriction regarding oil, gas and other mineral programs into the restriction described in Proposal 3E.

Proposal 3H    To amend the Fund's fundamental investment restriction regarding lending of money or securities.

Proposal 3I    To remove the Fund's fundamental investment restriction regarding investments for control.

Proposal 3J    To remove the Fund's fundamental investment restriction regarding investing in a single issuer.

Proposal 3K    To remove the Fund's fundamental investment restriction regarding effecting short sales.

Proposal 3L    To remove the Fund's fundamental investment restriction regarding investments in issuers operating for less than three years.

Proposal 3M    To remove the Fund's fundamental investment restriction regarding investments in other investment companies.

Proposal 3N    To remove the Fund's fundamental investment restriction regarding warrants.
--------------------------------------------------------------------------------

The schedule shown on the next pages shows the breakdown of number of votes per proposal, per Fund:


                                   ACCESSOR 77

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                                   TOTAL
PROPOSAL                                          FOR             AGAINST           ABSTAIN       NON-VOTING       SHARES
                                                                                                                 OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
PROPOSAL 1

 GROWTH                                         5,729,305           13,026            4,572        2,483,331        8,230,234
 VALUE                                          5,680,825           25,981            5,006        2,350,101        8,061,912
 SMALL TO MID CAP                               6,371,847           33,561            5,144        3,387,694        9,798,246
 INTERNATIONAL EQUITY                           6,347,129           29,654          391,723        1,652,258        8,420,764
 HIGH YIELD BOND                                3,678,986               53            1,361          427,210        4,107,610
 INTERMEDIATE FIXED-INCOME                      3,975,620                0           16,549          671,506        4,663,675
 SHORT-INTERMEDIATE FIXED-INCOME                4,301,090            1,005                3          953,703        5,255,801
 MORTGAGE SECURITIES                            9,135,334              576           16,215        2,001,621       11,153,745
 U.S. GOVERNMENT MONEY                        933,051,309          480,702                0      113,681,586    1,047,213,597

PROPOSAL 2

 GROWTH-ADVISOR                                 4,458,596           40,612            6,588        2,271,216        6,777,012
 VALUE-ADVISOR                                  4,127,952            3,516            3,152        2,195,624        6,330,244
 SMALL TO MID CAP-ADVISOR                       5,719,978          170,473            4,288        3,205,516        9,100,255
 INTERNATIONAL EQUITY-ADVISOR                   5,119,737           21,774          391,723        1,481,656        7,014,890
 HIGH YIELD BOND-ADVISOR                        3,068,108               49                0          394,775        3,462,931
 INTERMEDIATE FIXED-INCOME-ADVISOR              3,394,518              196           15,526          527,471        3,937,711
 SHORT-INTERMEDIATE FIXED-INCOME-ADVISOR        3,773,321                0                0          834,336        4,607,657
 MORTGAGE SECURITIES-ADVISOR                    7,138,858           16,341           15,029        1,856,982        9,027,210
 U.S. GOVERNMENT MONEY-ADVISOR                924,509,300          198,259          260,626      113,021,629    1,037,989,814
-----------------------------------------------------------------------------------------------------------------------------


                                   ACCESSOR 78

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                            SMALL         INTERNATIONAL
PROPOSAL                    VOTE                     GROWTH              VALUE            TO MID CAP         EQUITY
-----------------------------------------------------------------------------------------------------------------------
 TOTAL SHARES                                      8,230,234          8,061,912           9,798,246          8,420,764
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3A                FOR                    5,646,836          4,269,562           5,992,367          5,199,196
                            AGAINST                   12,142             23,970              25,318             30,353
                            ABSTAIN                    1,735              2,900               2,872              1,230
                            NON-VOTES              2,569,521          3,765,480           3,777,688          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3B                FOR                    5,647,502          4,269,562           5,990,770          5,199,639
                            AGAINST                   11,170             23,970              24,803             29,909
                            ABSTAIN                    1,866              2,900               3,204              1,230
                            NON-VOTES              2,569,696          3,765,480           3,779,469          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3C                FOR                    5,634,398          4,260,593           5,986,183          5,197,462
                            AGAINST                   23,801             32,940              29,416             32,087
                            ABSTAIN                    2,338              2,900               3,874              1,230
                            NON-VOTES              2,569,696          3,765,480           3,778,773          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3D                FOR                    5,639,646          4,267,784           5,987,492          5,198,702
                            AGAINST                   17,910             25,749              27,604             30,847
                            ABSTAIN                    2,984              2,900               4,378              1,230
                            NON-VOTES              2,569,695          3,765,480           3,778,772          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3E                FOR                    5,638,956          4,260,593           5,988,533          5,197,816
                            AGAINST                   16,408             32,940              27,391             31,733
                            ABSTAIN                    5,174              2,900               2,852              1,230
                            NON-VOTES              2,569,696          3,765,480           3,779,469          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3F                FOR                    5,639,866          4,260,593           5,987,370          5,197,816
                            AGAINST                   17,941             32,940              27,700             31,733
                            ABSTAIN                    2,732              2,900               3,708              1,230
                            NON-VOTES              2,569,696          3,765,480           3,779,468          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3G                FOR                    5,640,557          4,260,593           5,988,752          5,198,708
                            AGAINST                   17,349             32,940              26,821             31,733
                            ABSTAIN                    2,632              2,900               3,204                339
                            NON-VOTES              2,569,696          3,765,480           3,779,469          3,189,984
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3H                FOR                    5,634,140          4,261,219           5,985,903          5,209,846
                            AGAINST                   23,259             32,313              28,882             20,595
                            ABSTAIN                    3,139              2,900               4,687                339
                            NON-VOTES              2,569,696          3,765,480           3,778,775          3,189,984
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3I                FOR                    5,638,619          4,267,452           5,987,166          5,210,821
                            AGAINST                   19,048             26,080              28,264             18,729
                            ABSTAIN                    2,871              2,900               4,043              1,230
                            NON-VOTES              2,569,696          3,765,480           3,778,773          3,189,984
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3J                FOR                    5,640,179          4,267,452           5,988,427          5,198,526
                            AGAINST                   17,616             26,080              27,003             31,022
                            ABSTAIN                    2,742              2,900               4,043              1,230
                            NON-VOTES              2,569,696          3,765,480           3,778,774          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3K                FOR                    5,632,372          4,259,824           5,988,274          5,197,640
                            AGAINST                   25,499             33,708              27,490             31,908
                            ABSTAIN                    2,667              2,900               3,708              1,230
                            NON-VOTES              2,569,696          3,765,480           3,778,774          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3L                FOR                    5,602,144          4,260,859           5,988,171          5,197,956
                            AGAINST                   55,523             32,673              27,258             26,615
                            ABSTAIN                    2,871              2,900               4,043              6,208
                            NON-VOTES              2,569,696          3,765,481           3,778,774          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3M                FOR                    5,602,418          4,260,760           5,986,213          5,197,816
                            AGAINST                   55,455             32,772              30,053             31,733
                            ABSTAIN                    2,667              2,900               3,204              1,230
                            NON-VOTES              2,569,695          3,765,481           3,778,776          3,189,985
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3N                FOR                    5,638,746          4,259,270           5,986,522          5,197,462
                            AGAINST                   18,921             34,263              27,661             32,624
                            ABSTAIN                    2,871                787               5,021                339
                            NON-VOTES              2,569,696          3,767,593           3,779,042          3,190,340
-----------------------------------------------------------------------------------------------------------------------

                                   ACCESSOR 79

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                          HIGH YIELD     INTERMEDIATE       SHORT-INT       MORTGAGE         U.S. GOVT
PROPOSAL             VOTE                    BOND            FIXED            FIXED        SECURITIES          MONEY
-----------------------------------------------------------------------------------------------------------------------
 TOTAL SHARES                            4,107,610        4,663,675        5,255,801       11,153,745    1,047,213,597
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3A         FOR                 3,119,232        3,949,794        4,292,202        7,690,665      932,891,141
                     AGAINST                    49                0                0              301          198,285
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,650          963,598        3,448,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3B         FOR                 3,119,232        3,949,794        4,291,199        7,690,665      932,891,141
                     AGAINST                    49                0            1,004              301          198,285
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,650          963,598        3,448,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3C         FOR                 3,119,232        3,938,119        4,284,864        7,406,459      932,888,975
                     AGAINST                    49           11,674            7,339           27,507          200,451
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,651          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3D         FOR                 3,119,232        3,949,794        4,292,202        7,433,394      932,888,975
                     AGAINST                    49                0                0              301          200,451
                     ABSTAIN                     0           15,230                0           14,941                0
                     NON-VOTES             988,329          698,650          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3E         FOR                 3,119,232        3,938,119        4,284,864        7,423,553      932,888,975
                     AGAINST                    49           11,674            7,339           10,413          200,451
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,651          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3F         FOR                 3,119,232        3,938,119        4,284,864        7,423,553      932,888,975
                     AGAINST                    49           11,674            7,339           10,413          233,382
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,651          963,598        3,705,109      114,091,240
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3G         FOR                 3,119,232        3,938,119        4,284,864        7,423,553      932,888,975
                     AGAINST                    49           11,674            7,339           10,413          200,451
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,651          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3H         FOR                 3,119,232        3,938,119        4,284,864        7,423,553      932,856,044
                     AGAINST                    49           11,674            7,339           10,413          233,382
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,651          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3I         FOR                 3,119,232        3,949,794        4,291,199        7,433,394      932,856,044
                     AGAINST                    49                0            1,004              572          233,382
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,650          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3J         FOR                 3,119,232        3,949,794        4,291,199        7,433,394      932,856,044
                     AGAINST                    49                0            1,004              572          233,382
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,650          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3K         FOR                 3,119,232        3,938,119        4,284,864        7,423,553      932,888,975
                     AGAINST                    49           11,674            7,339           10,413          200,451
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,651          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3L         FOR                 3,119,232        3,938,119        4,284,864        7,423,282      932,891,141
                     AGAINST                    49           11,674            7,339           10,684          198,285
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,651          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3M         FOR                 3,119,232        3,938,119        4,284,864        7,407,672      932,856,044
                     AGAINST                    49           11,674            7,339           26,294          233,382
                     ABSTAIN                     0           15,230                0           14,670                0
                     NON-VOTES             988,329          698,651          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------
 PROPOSAL 3N         FOR                 3,119,232        3,938,119        4,284,864        7,407,401      932,856,044
                     AGAINST                    49           11,674            7,339           26,294          233,382
                     ABSTAIN                     0           15,230                0           14,941                0
                     NON-VOTES             988,329          698,651          963,598        3,705,109      114,124,171
-----------------------------------------------------------------------------------------------------------------------

                                   ACCESSOR 80

                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2002(1)         2001          2000          1999          1998           1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    22.69      $    26.79    $    35.08    $    28.88    $    21.57     $    19.51

 NET INVESTMENT INCOME (LOSS)(2)                 0.03            0.01         (0.09)        (0.06)         0.04           0.13
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (3.72)          (4.11)        (8.18)         7.51          9.91           6.31
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (3.69)          (4.10)        (8.27)         7.45          9.95           6.44

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.03)             --            --            --         (0.03)         (0.13)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (0.02)        (1.24)        (2.61)         (4.25)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --              --            --         (0.01)           --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.03)             --         (0.02)        (1.25)        (2.64)         (4.38)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    18.97      $    22.69    $    26.79    $    35.08    $    28.88     $    21.57
===============================================================================================================================
TOTAL RETURN(3)                                (16.28)%        (15.30)%      (23.58)%       25.87%        46.65%         33.24%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $  114,796      $  159,237    $  246,641    $  339,590    $  157,799     $   87,907
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.78%*          0.85%         0.88%         0.97%         0.92%          0.93%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                          0.28%*          0.03%        (0.28)%       (0.21)%        0.16%          0.56%
PORTFOLIO TURNOVER RATE                         33.14%          75.89%        89.32%        96.55%       112.42%        131.75%

===============================================================================================================================
 INVESTOR CLASS SHARES                           2002(1)         2001          2000          1999          1998(4)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    22.29      $    26.45    $    34.82    $    28.82    $    26.38

 NET INVESTMENT INCOME (LOSS)(2)                (0.02)          (0.10)        (0.26)        (0.16)        (0.05)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (3.66)          (4.06)        (8.09)         7.41          4.52
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (3.68)          (4.16)        (8.35)         7.25          4.47

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --              --            --            --            --
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (0.02)        (1.24)        (2.03)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --              --            --         (0.01)           --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --              --         (0.02)        (1.25)        (2.03)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    18.61      $    22.29    $    26.45    $    34.82    $    28.82
===============================================================================================================================
TOTAL RETURN(3)                                (16.51)%        (15.73)%      (23.99)%       25.23%        16.96%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   25,699      $   30,830    $   29,801    $   44,479    $   22,077
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.28%*          1.34%         1.38%         1.47%         1.41%*
 RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS                         (0.21)%*        (0.43)%       (0.78)%       (0.71)%       (0.40)%*
PORTFOLIO TURNOVER RATE                         33.14%          75.89%        89.32%        96.55%       112.42%

-------------------------------------------------------------------------------------------------------------------------------


(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Class commenced operations on July 1, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 81

                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2002(1)         2001          2000          1999          1998           1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    17.88      $    20.61    $    20.70    $    21.04    $    20.88     $    17.75

 NET INVESTMENT INCOME (LOSS)(2)                 0.07            0.16          0.25          0.18          0.24           0.26
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (2.60)          (2.06)         0.21          1.25          2.45           5.54
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (2.53)          (1.90)         0.46          1.43          2.69           5.80

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.07)          (0.16)        (0.25)        (0.18)        (0.24)         (0.26)
 DISTRIBUTIONS FROM CAPITAL GAINS                0.00           (0.50)        (0.30)        (1.59)        (2.12)         (2.41)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS        0.00           (0.17)         0.00          0.00         (0.17)          0.00
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.07)          (0.83)        (0.55)        (1.77)        (2.53)         (2.67)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    15.28      $    17.88    $    20.61    $    20.70    $    21.04     $    20.88
===============================================================================================================================
TOTAL RETURN(3)                                (14.17)%         (9.48)%        2.38%         6.87%        12.89%         32.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   89,485      $  116,191    $  151,401    $  149,183    $  114,728     $   81,127
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.90%*          0.89%         0.79%         0.97%         1.03%          1.05%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          0.81%*          0.83%         1.25%         0.86%         1.06%          1.32%
PORTFOLIO TURNOVER RATE                         58.59%         173.17%       139.61%       167.70%       104.85%         68.14%

===============================================================================================================================
 INVESTOR CLASS SHARES                           2002(1)         2001          2000          1999          1998(4)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    17.88      $    20.61    $    20.70    $    21.04    $    23.41

 NET INVESTMENT INCOME (LOSS)(2)                 0.03            0.06          0.15          0.07          0.05
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (2.60)          (2.05)         0.21          1.25         (0.31)
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (2.57)          (1.99)         0.36          1.32         (0.26)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.03)          (0.07)        (0.15)        (0.07)        (0.06)
 DISTRIBUTIONS FROM CAPITAL GAINS                0.00           (0.50)        (0.30)        (1.59)        (1.90)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS        0.00           (0.17)         0.00          0.00         (0.15)
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.03)          (0.74)        (0.45)        (1.66)        (2.11)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    15.28      $    17.88    $    20.61    $    20.70    $    21.04
===============================================================================================================================
TOTAL RETURN(3)                                (14.39)%         (9.94)%        1.88%         6.35%        (1.09)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   24,909      $   27,157    $   23,494    $   26,267    $   12,987
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.40%*          1.40%         1.29%         1.47%         1.55%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          0.31%*          0.34%         0.75%         0.36%         0.44%*
PORTFOLIO TURNOVER RATE                         58.59%         173.17%       139.61%       167.70%       104.85%

-------------------------------------------------------------------------------------------------------------------------------


(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Class commenced operations on July 1, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 82

                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2002(1)         2001          2000          1999          1998           1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    17.14      $    19.96    $    27.39    $    23.53    $    21.82     $    18.82

 NET INVESTMENT INCOME (LOSS)(2)                (0.01)           0.01         (0.10)        (0.10)        (0.05)            --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (0.39)          (2.83)        (4.54)         6.46          3.50           6.75
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.40)          (2.82)        (4.64)         6.36          3.45           6.75

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --              --            --            --            --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (2.35)        (2.50)        (1.74)         (3.73)
 DISTRIBUTION IN EXCESS OF NET INVESTMENT
  INCOME                                           --              --            --            --            --          (0.02)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --              --         (0.44)           --            --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --              --         (2.79)        (2.50)        (1.74)         (3.75)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    16.74      $    17.14    $    19.96    $    27.39    $    23.53     $    21.82
===============================================================================================================================
TOTAL RETURN(3)                                 (2.33)%        (14.13)%      (18.22)%       27.26%        15.98%         36.14%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $  140,586      $  162,297    $  267,999    $  447,665    $  260,792     $  125,221
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.05%*          1.06%         1.22%         1.25%         1.22%          1.15%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                         (0.07)%*         0.05%        (0.39)%       (0.47)%       (0.22)%         0.00%
PORTFOLIO TURNOVER RATE                         21.22%          65.21%       141.73%       133.14%       110.07%        129.98%

===============================================================================================================================
 INVESTOR CLASS SHARES                           2002(1)         2001          2000          1999          1998(4)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    16.80      $    19.67    $    27.16    $    23.47    $    24.44

 NET INVESTMENT INCOME (LOSS)(2)                (0.05)          (0.07)        (0.22)        (0.12)        (0.09)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (0.38)          (2.80)        (4.48)         6.31          0.86
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.43)          (2.87)        (4.70)         6.19          0.77

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --              --            --            --            --
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (2.35)        (2.50)        (1.74)
 DISTRIBUTION IN EXCESS OF NET INVESTMENT
  INCOME                                           --              --            --            --            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --              --         (0.44)           --            --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --              --         (2.79)        (2.50)        (1.74)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    16.37      $    16.80    $    19.67    $    27.16    $    23.47
===============================================================================================================================
TOTAL RETURN(3)                                 (2.56)%        (14.59)%      (18.60)%       26.60%         3.32%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $    9,798      $   26,518    $   29,934    $   47,398    $   19,367
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.52%*          1.56%         1.72%         1.75%         1.77%*
 RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS                         (0.62)%*        (0.44)%       (0.89)%       (0.97)%       (0.84)%*
PORTFOLIO TURNOVER RATE                         21.22%          65.21%       141.73%       133.14%       110.07%

-------------------------------------------------------------------------------------------------------------------------------


(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Class commenced operations on June 24, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 83

                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2002(1)         2001          2000          1999          1998           1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    11.33      $    15.07    $    21.52    $    16.90    $    14.83     $    13.83

 NET INVESTMENT INCOME (LOSS)(2)                 0.07            0.03            --          0.02         (0.03)         (0.02)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (0.12)          (3.77)        (5.07)         8.17          2.41           1.54
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.05)          (3.74)        (5.07)         8.19          2.38           1.52

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --              --            --            --            --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (1.36)        (3.57)        (0.31)         (0.50)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --              --         (0.02)           --            --          (0.02)
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --              --         (1.38)        (3.57)        (0.31)         (0.52)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    11.28      $    11.33    $    15.07    $    21.52    $    16.90     $    14.83
===============================================================================================================================
TOTAL RETURN(3)                                 (0.44)%        (24.82)%      (24.55)%       48.93%        16.07%         10.96%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   66,924      $   79,748    $  163,154    $  236,869    $  149,391     $  151,441
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.55%*          1.47%         1.42%         1.37%         1.59%          1.55%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                          1.22%*          0.21%        (0.01)%        0.04%        (0.24)%        (0.20)%
PORTFOLIO TURNOVER RATE                         86.24%         147.08%       166.49%       251.23%       196.37%        196.66%

===============================================================================================================================
 INVESTOR CLASS SHARES                           2002(1)         2001          2000          1999          1998(4)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    11.11      $    14.85    $    21.33    $    16.85    $    17.88

 NET INVESTMENT INCOME (LOSS)(2)                 0.03           (0.04)        (0.09)        (0.08)        (0.06)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (0.11)          (3.70)        (5.01)         8.13         (0.66)
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.08)          (3.74)        (5.10)         8.05         (0.72)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --              --            --            --            --
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (1.36)        (3.57)        (0.31)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --              --         (0.02)           --            --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --              --         (1.38)        (3.57)        (0.31)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    11.03      $    11.11    $    14.85    $    21.33    $    16.85
===============================================================================================================================
TOTAL RETURN(3)                                 (0.72)%        (25.19)%      (24.92)%       48.23%        (4.01)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   14,853      $   25,190    $   26,116    $   38,647    $   18,963
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.06%*          1.96%         1.92%         1.87%         2.05%*
 RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS                          0.48%*         (0.33)%       (0.51)%       (0.46)%       (0.68)%*
PORTFOLIO TURNOVER RATE                         86.24%         147.08%       166.49%       251.23%       196.37%

-------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares oustanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Class commenced operations on July 6, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 84

                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2002(2)         2001          2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    10.61      $    11.10    $    12.00

 NET INVESTMENT INCOME (LOSS)(3)                 0.45            1.03          0.75
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(3)                             (0.56)          (0.45)        (0.98)
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.11)           0.58         (0.23)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.45)          (1.07)        (0.67)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --            --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.45)          (1.07)        (0.67)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    10.05      $    10.61    $    11.10
===============================================================================================================================
TOTAL RETURN(4)                                 (1.19)%          5.19%        (1.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   37,497      $   30,709    $   14,609
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.91%*          0.95%         0.86%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          8.56%*          9.30%         9.75%*
PORTFOLIO TURNOVER RATE                         77.15%          37.07%        11.92%

===============================================================================================================================
 INVESTOR CLASS SHARES(1)                    2002(2)         2001          2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    10.61      $    11.10    $    12.00

 NET INVESTMENT INCOME (LOSS)(3)                 0.40            1.00          0.70
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(3)                             (0.54)          (0.48)        (0.97)
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.14)           0.52         (0.27)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.42)          (1.01)        (0.63)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --            --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.42)          (1.01)        (0.63)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    10.05      $    10.61    $    11.10
===============================================================================================================================
TOTAL RETURN(4)                                 (1.46)%          4.66%        (2.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $    6,387      $    9,653    $    9,600
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.45%*          1.42%         1.36%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          7.89%*          8.93%         8.92%*
PORTFOLIO TURNOVER RATE                         77.15%          37.07%        11.92%

-------------------------------------------------------------------------------------------------------------------------------

(1)Fund commenced operations on May 1, 2000.
(2)For the six months ended on June 30, 2002 (unaudited).
(3)Per share amounts are based on average shares oustanding.
(4)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 85

                             INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2002(1)         2001          2000           1999           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    11.89     $    11.67     $    11.30     $    12.47     $    12.19     $    11.90

 NET INVESTMENT INCOME (LOSS)(2)                 0.33           0.68           0.73           0.68           0.67           0.71
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.29           0.23           0.37          (1.12)          0.32           0.29
                                           -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.62           0.91           1.10          (0.44)          0.99           1.00

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.33)         (0.69)         (0.73)         (0.68)         (0.67)         (0.71)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --             --             --          (0.05)         (0.04)            --
                                           -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.33)         (0.69)         (0.73)         (0.73)         (0.71)         (0.71)
                                           -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    12.18     $    11.89     $    11.67     $    11.30     $    12.47    $     12.19
================================================================================================================================

TOTAL RETURN(3)                                  5.39%          8.00%         10.17%         (3.58)          8.38%          8.62%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   53,032     $   44,563     $   53,997     $   56,895     $   48,489    $    55,197
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.62%*         0.65%          0.66           0.68%          0.79%          0.84%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          5.53%*         5.73%          6.46%          5.89%          5.46%          5.88%
PORTFOLIO TURNOVER RATE                         33.40%         61.25%         42.88%         60.40%        113.00%         84.35%

================================================================================================================================
 INVESTOR CLASS SHARES(1)                    2002(1)         2001          2000           1999           1998(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    11.89     $    11.67     $    11.30     $    12.47    $     12.29

 NET INVESTMENT INCOME (LOSS)(2)                 0.30           0.62           0.68           0.63           0.28
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.29           0.23           0.37          (1.12)          0.24
                                          --------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.59           0.85           1.05          (0.49)          0.52

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.30)         (0.63)         (0.68)         (0.63)         (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --             --             --          (0.05)         (0.04)
                                          --------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.30)         (0.63)         (0.68)         (0.68)         (0.34)
                                          --------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    12.18     $    11.89     $    11.67     $    11.30     $    12.47
================================================================================================================================

TOTAL RETURN(3)                                  5.04%          7.46%          9.64%         (4.05)          4.29%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $    8,397     $    8,690     $    8,826     $   10,907     $    9,146
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.11%*         1.15%          1.16%          1.18%          1.27%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          5.04%*         5.22%          5.96%          5.39%          4.75%*
PORTFOLIO TURNOVER RATE                         33.40%         61.25%         42.88%         60.40%        113.00%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares oustanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Class commenced operations on July 14, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 86

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2002(1)        2001           2000           1999           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    12.12     $    11.98     $    11.83     $    12.33     $    12.27     $    12.16

 NET INVESTMENT INCOME (LOSS)(2)                 0.29           0.63           0.71           0.63           0.68           0.64
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.05           0.17           0.15          (0.49)          0.14           0.11
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.34           0.80           0.86           0.14           0.82           0.75

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.29)         (0.66)         (0.71)         (0.63)         (0.63)         (0.64)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --             --             --          (0.01)         (0.13)            --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.29)         (0.66)         (0.71)         (0.64)         (0.76)         (0.64)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    12.17     $    12.12     $    11.98     $    11.83     $    12.33     $    12.27
================================================================================================================================

TOTAL RETURN(3)                                  2.95%          6.77%          7.54%          1.22%          6.87%          6.33%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   55,172     $   57,747     $   55,251     $   50,200     $   42,454     $   40,942
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.62%*         0.67%          0.66%          0.70%          0.82%          0.86%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          4.79%*         5.26%          5.99%          5.32%          5.12%          5.20%
PORTFOLIO TURNOVER RATE                         20.63%         83.37%         54.48%         45.89%         69.64%         53.30%

================================================================================================================================
 INVESTOR CLASS SHARES                       2002(1)         2001          2000           1999           1998(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    12.11     $    11.98     $    11.83     $    12.33     $    12.32

 NET INVESTMENT INCOME (LOSS)(2)                 0.26           0.58           0.65           0.58           0.27
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.06           0.15           0.15          (0.49)          0.17
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.32           0.73           0.80           0.09           0.44

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.26)         (0.60)         (0.65)         (0.58)         (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --             --             --          (0.01)         (0.13)
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.26)         (0.60)         (0.65)         (0.59)         (0.43)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    12.17     $    12.11     $    11.98     $    11.83     $    12.33
================================================================================================================================

TOTAL RETURN(3)                                  2.78%          6.15%          7.04%          0.70%          3.55%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $    7,685     $    7,754     $    7,982     $   10,439     $    6,255
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.12%*         1.18%          1.16%          1.20%          1.31%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          4.30%*         4.77%          5.49%          4.82%          4.57%*
PORTFOLIO TURNOVER RATE                         20.63%         83.37%         54.48%         45.89%         69.64%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Class commenced operations on July 14, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 87

                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2002(1)        2001           2000           1999           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    12.69     $    12.52     $    11.98   $   12.59   $   12.60    $  12.23

 NET INVESTMENT INCOME (LOSS)(2)                 0.34           0.71           0.74        0.73        0.70        0.72
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.18           0.23           0.54       (0.58)       0.09        0.42
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.52           0.94           1.28        0.15        0.79        1.14

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.34)         (0.71)         (0.74)      (0.73)      (0.70)      (0.72)
 DISTRIBUTIONS FROM CAPITAL GAINS               (0.01)         (0.06)             =       (0.03)      (0.10)      (0.05)
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.35)         (0.77)         (0.74)      (0.76)      (0.80)      (0.77)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    12.86     $    12.69     $    12.52   $   11.98   $   12.59    $  12.60

TOTAL RETURN(3)                                  4.11%          7.68%         11.11%       1.19%       6.43%       9.53%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $  117,760     $   11,948     $  123,632    $127,307   $ 128,788    $109,747
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.85%*         0.87%          0.87%       0.89%       0.88%       0.84%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          5.30%*         5.62%          6.13%       5.91%       5.59%       5.93%
PORTFOLIO TURNOVER RATE                        136.64%        228.07%        263.34%     273.95%     278.18%     211.66%

================================================================================================================================
 INVESTOR CLASS SHARES                       2002(1)        2001           2000        1999        1998(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    12.69     $    12.52     $    11.98   $   12.59   $   12.67

 NET INVESTMENT INCOME (LOSS)(2)                 0.31           0.65           0.68        0.66        0.31
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.17           0.22           0.54       (0.58)       0.01
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.48           0.87           1.22        0.08        0.32

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.30)         (0.64)         (0.68)      (0.66)      (0.33)
 DISTRIBUTIONS FROM CAPITAL GAINS               (0.01)         (0.06)          0.00       (0.03)      (0.07)
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.31)         (0.70)         (0.68)      (0.69)      (0.40)
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD             $    12.86     $    12.69     $    12.52   $   11.98   $   12.59
================================================================================================================================

TOTAL RETURN(3)                                  3.85%          7.14%         10.58%       0.69%       2.46%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $   26,729     $   17,481     $   18,531   $  26,802   $  17,369
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.35%*         1.37%          1.37%       1.39%       1.41%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          4.81%*         5.12%          5.63%       5.41%       5.09%*
PORTFOLIO TURNOVER RATE                        136.64%        228.07%        263.34%     273.95%     278.18%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Class commenced operations on July 8, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 88

                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2002(1)        2001           2000           1999           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00

 NET INVESTMENT INCOME(2)                        0.01           0.04           0.06           0.05           0.05           0.05
 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.01)         (0.04)         (0.06)         (0.05)         (0.05)         (0.05)
                                          -------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
================================================================================================================================

TOTAL RETURN(3)                                  0.79%          3.81%          5.99%          4.72%          5.00%          5.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $1,104,901     $1,177,405     $  552,255     $  380,620     $  153,148     $   50,910
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.45%*         0.44%          0.45%          0.48%          0.53%          0.54%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                          1.58%*         3.48%          5.88%          4.66%          4.83%          4.96%

================================================================================================================================
 INVESTOR CLASS SHARES                       2002(1)        2001           2000           1999           1998(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.00     $     1.00     $     1.00     $     1.00    $      1.00

 NET INVESTMENT INCOME(2)                        0.01           0.03           0.05           0.04           0.02
 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.01)         (0.03)         (0.05)         (0.04)         (0.02)
                                          -------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $     1.00     $     1.00     $     1.00     $     1.00    $      1.00
================================================================================================================================

TOTAL RETURN(3)                                  0.54%          3.30%          5.47%          4.20%          1.83%
NET ASSETS, END OF PERIOD (IN THOUSANDS)   $    8,805     $    9,651     $    7,746     $    8,034    $     5,071
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.95%*         0.94%          0.95%          0.98%          1.03%*
 RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS                           1.08%*         3.20%          5.35%          4.16%          4.40%*

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Class commenced operations on July 29, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 89

                         ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                        2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    15.09     $    15.01     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.36           0.81             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (0.02)          0.07           0.01
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                0.34           0.88           0.01

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.36)            --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --             --             --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.36)         (0.80)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    15.07     $    15.09     $    15.01
================================================================================================================================

TOTAL RETURN(3)                                                 2.28%          5.95%          0.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    8,725     $   12,534     $      400
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.22%*         1.18%          0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.10%*         0.10%          0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    4.57%*         4.59%         (0.10)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         4.69%*         5.67%         (0.10)%*
PORTFOLIO TURNOVER RATE                                        35.65%         38.76%          0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                                      2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    15.09     $    15.00     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.33           0.75             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (0.04)          0.06             --
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                0.29           0.81             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.32)         (0.72)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --             --             --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.32)         (0.72)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    15.06     $    15.09     $    15.00
================================================================================================================================

TOTAL RETURN(3)                                                 2.02%          5.49%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    1,981     $    1,596     $      454
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.72%*         1.67%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.60%*         0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    4.21%*         3.84%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         4.33%*         4.92%         (0.60)%*
PORTFOLIO TURNOVER RATE                                        35.65%         38.76%          0.00%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Shares commenced operations on December 27, 2000.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 90

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                        2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    14.32     $    15.00     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.26           0.61             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (0.46)         (0.70)            --
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (0.20)         (0.09)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.26)         (0.56)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --          (0.03)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.26)         (0.59)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    13.86     $    14.32     $    15.00
================================================================================================================================

TOTAL RETURN(3)                                                (1.43)%        (0.57)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    2,761     $    2,519     $      289
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.22%*         0.76%          0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.10%*         0.10%          0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    3.53%*         3.58%         (0.10)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         3.65%*         4.24%         (0.10)%*
PORTFOLIO TURNOVER RATE                                        16.22%         22.19%          0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                                     2002(1)         2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    14.32     $    15.00     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.22           0.54             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (0.46)         (0.70)            --
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (0.24)         (0.16)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.22)         (0.49)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --          (0.03)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.22)         (0.52)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    13.86     $    14.32      $   15.00
================================================================================================================================

TOTAL RETURN(3)                                                (1.68)%        (1.04)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    3,518     $    3,808      $   2,306
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.72%*         1.26%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.60%*         0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    3.06%*         3.01%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         3.18%*         3.67%         (0.60)%*
PORTFOLIO TURNOVER RATE                                        16.22%         22.19%          0.00%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Shares commenced operations on December 27, 2000.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 91

                        ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                        2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    13.85     $    15.00     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.20           0.48             --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS(2)                                     (0.77)         (1.17)            --
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (0.57)         (0.69)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.19)         (0.41)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --          (0.05)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.19)         (0.46)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $     13.09     $    13.85      $   15.00
================================================================================================================================

TOTAL RETURN(3)                                                (4.11)%         0.00%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $    11,522     $   10,158      $     297
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.20%*         0.40%          0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.10%*         0.10%          0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    2.86%*         3.08%         (0.10)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         2.96%*         3.39%         (0.10)%*
PORTFOLIO TURNOVER RATE                                         8.71%         15.60%          0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                                      2002(1)       2001         2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     13.85     $    15.00     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.16           0.39             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (0.76)         (1.16)            --
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (0.60)         (0.77)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.16)         (0.33)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --          (0.05)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.16)         (0.38)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $     13.09      $   13.85      $   15.00
================================================================================================================================

TOTAL RETURN(3)                                                (4.35)%        (5.07)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $     6,537      $   6,536      $   4,984
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.70%*         0.90%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.60%*         0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    2.34%*         2.48%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         2.44%*         2.78%         (0.60)%*
PORTFOLIO TURNOVER RATE                                         8.71%         15.60%          0.00%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Shares commenced operations on December 27, 2000.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 92

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                        2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    13.65     $    15.02     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.17           0.39             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (0.90)         (1.42)          0.02
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (0.73)         (1.03)          0.02

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.17)         (0.31)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --          (0.03)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.17)         (0.34)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    12.75     $    13.65     $    15.02
================================================================================================================================

TOTAL RETURN(3)                                                (5.37)%        (6.83)%         0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $   17,609     $   18,965     $      247
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.22%*         0.45%          0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.10%*         0.10%          0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    2.38%*         2.59%         (0.10)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         2.50%*         2.94%         (0.10)%*
PORTFOLIO TURNOVER RATE                                        15.20%          6.44%          0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                                      2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    13.65     $    15.02     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.14           0.33             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (0.90)         (1.42)          0.02
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (0.76)         (1.09)          0.02

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.14)         (0.25)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --          (0.03)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.14)         (0.28)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    12.75     $    13.65     $    15.02
================================================================================================================================

TOTAL RETURN(3)                                                (5.60)%        (7.27)%         0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    2,349     $    2,026     $       87
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.72%*         0.94%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.60%*         0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    1.96%*         2.07%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         2.08%*         2.41%         (0.60)%*
PORTFOLIO TURNOVER RATE                                        15.20%          6.44%          0.00%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Shares commenced operations on December 27, 2000.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 93

                         ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                        2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    13.00     $    15.00     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.10           0.24             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (1.11)         (2.00)            --
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (1.01)         (1.76)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.10)         (0.20)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --          (0.04)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.10)         (0.24)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    11.89     $    13.00     $    15.00
================================================================================================================================

TOTAL RETURN(3)                                                (7.75)%       (11.70)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $   23,722     $   23,658     $      223
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.20%*         0.32%          0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.10%*         0.10%          0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    1.51%*         1.66%         (0.10)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         1.61%*         1.88%         (0.10)%*
PORTFOLIO TURNOVER RATE                                         6.31%         14.93%          0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                                      2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    13.00     $    15.00     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.07           0.16             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS(2)                                           (1.11)         (1.98)            --
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (1.04)         (1.82)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                      (0.07)         (0.14)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                 --          (0.04)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --             --             --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.07)         (0.18)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    11.89     $    13.00     $    15.00
================================================================================================================================

TOTAL RETURN(3)                                                (7.98)%       (12.13)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    8,233     $    8,441     $    7,463
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.70%*         0.82%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.60%*         0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    1.02%*         1.02%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         1.11%*         1.24%         (0.60)%*
PORTFOLIO TURNOVER RATE                                         6.31%         14.93%          0.00%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Shares commenced operations on December 27, 2000.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 94

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                        2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    12.58     $    15.00     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                                0.01           0.03             --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (1.21)         (2.38)            --
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (1.20)         (2.35)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                         --             --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                              (0.01)         (0.04)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --          (0.03)            --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.01)         (0.07)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    11.37     $    12.58     $    15.00
================================================================================================================================

TOTAL RETURN(3)                                                (9.56)%       (15.68)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    9,784     $   10,547     $      226
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.20%*         0.39%          0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.10%*         0.10%          0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                    0.13%*        (0.04)%        (0.10)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                         0.23%*         0.25%         (0.10)%*
PORTFOLIO TURNOVER RATE                                         7.32%         30.99%          0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                                      2002(1)        2001           2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    12.51     $    14.99     $    15.00

 NET INVESTMENT INCOME (LOSS)(2)                               (0.02)         (0.04)            --
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                            (1.20)         (2.37)         (0.01)
                                          -------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (1.22)         (2.41)         (0.01)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                         --             --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                              (0.01)         (0.04)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                         --          (0.03)            --
                                          -------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.01)         (0.07)            --
                                          -------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $    11.28     $    12.51     $    14.99
================================================================================================================================

TOTAL RETURN(3)                                                (9.77)%       (16.09)%        (0.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    8,163     $    8,476     $    7,159
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                  0.70%*         0.89%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                    0.60%*         0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (excluding
  expenses paid directly by the advisor) TO AVERAGE
  NET ASSETS                                                   (0.36)%*       (0.58)%        (0.60)%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                        (0.27)%*       (0.29)%        (0.60)%*
PORTFOLIO TURNOVER RATE                                         7.32%         30.99%          0.00%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended on June 30, 2002 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)Shares commenced operations on December 27, 2000.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 95

                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS

The Board of Directors of Accessor Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                                                                               NUMBER OF
                                  TERM OF                                                     PORTFOLIOS
                                 OFFICE AND                                                    IN FUND
NAME, AGE, ADDRESS,               LENGTH                                                       COMPLEX            OTHER
AND POSITION HELD WITH              OF           PRINCIPAL OCCUPATIONS DURING PAST            OVERSEEN BY      DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE        FIVE YEARS                                    DIRECTOR            HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
J. Anthony Whatley, III(1),(2)  All positions    Director and President, Accessor Capital       15             None
Age 59                          held since       Corporation, since August 2000; Executive
1420 Fifth Avenue               1991.            Director, Accessor Capital Management LP
Seattle, WA 98101                                since April 1991;
Director, President &
Principal Executive Officer

NON-INTERESTED DIRECTORS
George G. Cobean, III           Director         Director, Vice President, Martinson, Cobean    15             Director, Action
Age 64                          since 1991.      & Associates, P.S. (certified public                          Auto Glass of Tacoma,
1607 S. 341st Place                              accountants) since 1973.                                      Inc. Director, Tigre
Federal Way, WA  98003                                                                                         Tierra Manufacturing
Director                                                                                                       Co.

Geoffrey C. Cross               Director         President, Geoffrey C. Cross P.S., Inc.,       15             None
Age 62                          since 1993.      (general practice of law) since 1970.
252 Broadway
Tacoma, WA 98402
Director

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Ravindra A. Deo                 Officer since    Director and Secretary, Accessor Capital
Age 39                          1992.            Corporation, since August 2000; Vice
1420 Fifth Avenue                                President and Chief Investment Officer,
Seattle, WA 98101                                Accessor Capital Management LP since January
Vice President,Treasurer                         January 1992.
& Principal Financial/
Accounting Officer

Linda V. Whatley(2)             Officer since    Vice President, Accessor Capital Management
Age 43                          1991.            LP since April 1991
1420 Fifth Avenue
Seattle, WA 98101
Vice President & Assistant
Secretary

Robert J. Harper                Officer since    Director and Treasurer, Accessor Capital
Age 58                          1995.            Corporation, since August 2000; Director
1420 Fifth Avenue                                of Sales and Client Service, Accessor
Seattle, WA 98101                                Capital Management LP since October 1993.
Vice President

Christine J. Stansbery          Officer since    Vice President, Accessor Capital Corporation
Age 50                          1995.            since April 2001, Assistant Vice President-
1420 Fifth Avenue                                Compliance, Accessor Capital Management LP,
Seattle, WA 98101                                since January 1997.
Secretary


                                  ACCESSOR 96

                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS

                                                                                               NUMBER OF
                                  TERM OF                                                     PORTFOLIOS
                                 OFFICE AND                                                    IN FUND
NAME, AGE, ADDRESS,               LENGTH                                                       COMPLEX            OTHER
AND POSITION HELD WITH              OF           PRINCIPAL OCCUPATIONS DURING PAST            OVERSEEN BY      DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE        FIVE YEARS                                    DIRECTOR            HELD
------------------------------------------------------------------------------------------------------------------------------------
Darin K. Dubendorf              Officer since    Regional Director, Accessor Capital
Age 35                          2002.            Management LP since July 1996.
Seattle, WA 98101
1420 Fifth Avenue
Vice President

R. Michael Daley                Officer since    Regional Director, Accessor Capital
Age 26                          2002.            Management LP since October 1998; Temporary
1420 Fifth Avenue                                Employee, Temporarily Yours and Noshoba
Seattle, WA 98101                                Placements from January 1998 through
Vice President                                   September 1998; Representative, Pezro Brokers
                                                 June 1997 through September 1997; Full-Time
                                                 Student, University of Massachusetts
                                                 September 1993 through June 1997.

Marc K. Odo                     Officer since    Investment Analyst, Accessor Capital
Age 29                          2002.            Management LP since December 1999; Investment
1420 Fifth Avenue                                Analyst, Pacific Portfolio Consulting from
Seattle, WA 98101                                September 1996 through November 1999.
Vice President

Jerry Johnson                   Officer since    Investment Analyst, Accessor Capital Management
Age 28                          2002.            LP since September 1998; Financial Advisor,
1420 Fifth Avenue                                Morgan Stanley/Dean Witter from January 1996
Seattle, WA 98101                                through July 1998. Officer since 2002.
Vice President








(1)J. Anthony Whatley, III is an interested director due to his position as President and Principal Executive Officer of the Accessor Funds and President of Accessor Capital.
(2)J. Anthony Whatley, III and Linda V. Whatley are husband and wife.


                                  ACCESSOR 97

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                                  ACCESSOR 98

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                                  ACCESSOR 99

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                                  ACCESSOR 100

ACCESSOR FUNDS, INC.



DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
 Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President


INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington   98101


CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio   45263


TRANSFER AGENT

Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington   98111


LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
75 State Street
Boston, Massachusetts   02109





    This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com

ACCESSOR FUNDS, IND.
P.O. BOX 1748
SEATTLE, WA 988111-1748








                     VISIT OUR WEBSITE AT www.accessor.com